UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
October 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended October 31, 2020, first- and
second-quarter 2020 data reported during the period
indicated that the U.S. economy contracted in response
to the novel coronavirus (COVID-19) pandemic. In the
third quarter, the economy recovered substantially based
on increased business and residential investment and
consumer spending. Before the reporting period, the
U.S. Federal Reserve (Fed), in its efforts to support U.S.
economic activity, lowered the federal funds rate twice in
March 2020 and implemented broad quantitative easing
measures to support credit markets. During the reporting
period, the Fed held its key rate unchanged at 0.25%, but
continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
U.S. equity prices rose considerably during the period,
helped by monetary and fiscal actions and optimism about
the economy, which propelled valuations to all-time highs
in September before stocks trended lower amid renewed
investor concerns. In this environment, U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index, posted a
strong positive total return for the six-month period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin Growth Opportunities Fund 4
Franklin Small Cap Growth Fund 9
Franklin Small-Mid Cap Growth Fund 14
Financial Highlights and Statements of Investments 20
Financial Statements 50
Notes to Financial Statements 55
Shareholder Information 79
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500
®
), advanced significantly during the six
months ended October 31, 2020, as markets continued to
recover from the disruption caused by the novel coronavirus
(COVID-19) pandemic. The nascent equity market recovery
that began in late March gained momentum during the
period, supported by monetary and fiscal measures, which
drove stocks, as measured by the S&P 500, to all-time price
highs in early September, before retreating in the period’s
final months.
The U.S. Federal Reserve (Fed) continued its efforts to
support the U.S. economy by maintaining the federal
funds target rate at a range of 0.00%–0.25%, expanding
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with unlimited
amounts of bond purchasing. Furthermore, the Fed signaled
that interest rates would potentially remain low, even if
inflation persistently exceeded the Fed’s 2% target.
Pandemic-related restrictions implemented prior to the
period caused stiff economic headwinds. The longest U.S.
economic expansion in history ended in February 2020,
according to the National Bureau of Economic Research,
and the country slipped into a deep recession with second-
quarter 2020 gross domestic product (GDP) posting a record
annualized decline. Optimism about an economic rebound
amid the government’s fiscal and monetary stimulus, along
with rising retail sales and resilient consumer spending,
drove a sharp equity rally throughout much of the summer.
Improving economic activity led third-quarter GDP to
expand at a record annualized pace, while declining jobless
claims drove the unemployment rate from a pandemic
high of 14.7% in April to 6.9% in October.
1
Optimism about
treatments and potential vaccines for COVID-19 also
supported stock prices.
However, stocks declined in the period’s last two months
amid investor concerns that the economic recovery was
stalling, as new job growth slowed and unemployment
claims remained high. Concerns that possible new
restrictions due to rising COVID-19 cases could disrupt the
economic recovery, the government’s lack of consensus
about additional stimulus and uncertainties surrounding
the upcoming presidential election also tempered investor
enthusiasm.
The foregoing information reflects our analysis and opinions as of October 31, 2020. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics.

franklintempleton.com
Semiannual Report
Franklin Growth Opportunities Fund
This semiannual report for Franklin Growth Opportunities
Fund covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal
conditions, the Fund invests predominantly in equity
securities of companies demonstrating accelerating growth,
increasing profitability, or above-average growth or growth
potential as compared with the overall economy.
Performance Overview
The Fund’s Class A shares posted a +24.75% cumulative
total return for the six months under review. In comparison, the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures performance of those Russell 3000
®
Index companies with relatively higher price-to-book ratios
and higher forecasted growth rates, posted a +21.85%
total return.
1
The Fund’s broad benchmark, the Standard &
Poor’s 500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +13.29% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the six months under review, all sectors represented
in the Fund’s portfolio posted positive returns and contributed to absolute performance. Relative to the Russell 3000
®
Growth Index, key contributors to the Fund’s performance
included stock selection in the health care, information
technology (IT) and consumer discretionary sectors.
Portfolio Composition
10/31/20
% of Total
Net Assets
Software 20.2%
IT Services 13.3%
Internet & Direct Marketing Retail 10.0%
Health Care Equipment & Supplies 7.0%
Professional Services 5.1%
Capital Markets 5.1%
Technology Hardware, Storage & Peripherals 3.7%
Semiconductors & Semiconductor Equipment 3.6%
Interactive Media & Services 3.4%
Equity Real Estate Investment Trusts (REITs) 2.9%
Health Care Providers & Services 2.6%
Biotechnology 2.2%
Health Care Technology 2.1%
Automobiles 1.9%
Pharmaceuticals 1.7%
Industrial Conglomerates 1.6%
Wireless Telecommunication Services 1.3%
Food Products 1.3%
Chemicals 1.2%
Beverages 1.1%
Commercial Services & Supplies 1.1%
Other 7.4%
Short-Term Investments & Other Net Assets 0.2%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
25
.

Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
Within health care, the development of a novel coronavirus
(COVID-19) vaccine candidate bolstered the shares of
vaccine developer Novavax.
In the IT sector, communications software and cloud-based
platform company Twilio, cloud-based software solutions firm
Bill.com Holdings and cloud computing solutions provider
ServiceNow were leading contributors to relative returns.
The pandemic has increased demand for Twilio’s digital
communication services from telehealth, online education,
remote customer care and food delivery companies, among
others. Bill.com Holdings generated solid subscription and
transaction growth, and its subscription base continued
to improve as the pandemic accelerated adoption of its
platform.
Other notable relative contributors included positions in at-
home fitness platform Peloton Interactive, which saw a surge in demand for its at-home, connected fitness products.
In contrast, key detractors from the Fund’s relative
performance included overweightings in the real estate and
financials sectors.
Within real estate, SBA Communications, a real estate
investment trust that provides wireless communication
towers, underperformed the index, and an overweighting
hurt relative results. We believe the company is an attractive long-term investment opportunity given the tower industry’s
strong barriers to entry and increasing mobile carrier
spending on 5G network upgrades.
In the financials sector, our position in investment decision support tools provider MSCI hindered relative results.
Other key relative detractors included our positions in
electronic products company Apple, electronic vehicle
manufacturer Tesla and payment solutions company
Mastercard. An underweighting in the strong-performing
shares of Apple detracted from relative performance. Apple
has seen strong demand for its products as consumers
required more devices at home to support streaming needs
for work, school and entertainment during the pandemic. An
underweighting in Tesla hurt relative results, as the company generated strong vehicle sales. Mastercard experienced
weakness in cross-border transactions. We believe the
positive trend in digital payments will continue and likely be strengthened by the pandemic.
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Sara Araghi, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 9.1%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 5.5%
Software, United States
Apple, Inc. 3.7%
Technology Hardware, Storage & Peripherals,
United States
Mastercard , Inc. 3.7%
IT Services, United States
ServiceNow , Inc. 3.2%
Software, United States
Visa, Inc. 3.0%
IT Services, United States
SBA Communications Corp. 2.5%
Equity Real Estate Investment Trusts (REITs),
United States
CoStar Group, Inc. 2.4%
Professional Services, United States
Alphabet, Inc. 2.3%
Interactive Media & Services, United States
Veeva Systems, Inc. 2.1%
Health Care Technology, United States

Performance Summary as of October 31, 2020
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +24.75% +17.93%
1-Year +34.89% +27.47%
5-Year +106.65% +14.32%
10-Year +289.94% +13.93%
Advisor
6-Month +24.91% +24.91%
1-Year +35.24% +35.24%
5-Year +109.21% +15.91%
10-Year +300.49% +14.88%
See page 7 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of invest-
ment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Unexpected events and their aftermaths, such as the spread of deadly diseases;
natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
A 0.95%
Advisor 0.70%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,247.48 $5.18 $1,020.60 $4.66 0.92%
C $1,000 $1,242.65 $9.41 $1,016.82 $8.46 1.67%
R $1,000 $1,245.98 $6.55 $1,019.37 $5.89 1.16%
R6 $1,000 $1,249.72 $3.26 $1,022.31 $2.93 0.58%
Advisor $1,000 $1,249.14 $3.77 $1,021.85 $3.39 0.67%

franklintempleton.com
Semiannual Report
Franklin Small Cap Growth Fund
This annual report for Franklin Small Cap Growth Fund
covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-cap companies.
For this Fund, small-cap companies are those with market
capitalizations not exceeding $1.5 billion or the highest
market capitalization in the Russell 2000
®
Index, whichever
is greater, at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a +32.63% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Growth Index, which measures
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a +22.72% total return.
2
The Standard & Poor’s 500
Index (S&P 500), which tracks the broad U.S. stock market,
posted a +13.29% total return.
2
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in
the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
Portfolio Composition
10/31/20
% of Total
Net Assets
Biotechnology 11.1%
Software 9.5%
Specialty Retail 6.8%
Health Care Equipment & Supplies 6.4%
IT Services 5.8%
Aerospace & Defense 5.4%
Semiconductors & Semiconductor Equipment 5.4%
Hotels, Restaurants & Leisure 5.1%
Health Care Technology 3.1%
Pharmaceuticals 3.0%
Capital Markets 3.0%
Banks 2.4%
Commercial Services & Supplies 2.3%
Airlines 2.3%
Household Durables 2.2%
Food Products 2.1%
Trading Companies & Distributors 2.1%
Construction & Engineering 2.0%
Communications Equipment 1.9%
Automobiles 1.7%
Health Care Providers & Services 1.7%
Food & Staples Retailing 1.5%
Equity Real Estate Investment Trusts (REITs) 1.3%
Textiles, Apparel & Luxury Goods 1.3%
Life Sciences Tools & Services 1.3%
Machinery 1.2%
Chemicals 1.2%
Insurance 1.2%
Other 3.4%
Short-Term Investments & Other Net Assets 2.3%
1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
35
.

Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
During the six months under review, all sectors represented
in the Fund’s portfolio posted positive returns and
contributed to absolute performance. Relative to the
Russell 2000
®
Growth Index, key contributors to the Fund’s
performance included stock selection in the information
technology (IT) sector, stock selection and an overweighting in the consumer discretionary sector, and stock selection and an underweighting in the health care sector.
In the IT sector, our off-benchmark investment in web-
building platform Wix.com (not held at period-end) bolstered relative results. The company’s web services have become
increasingly important as more people access the cloud
to work remotely during the novel coronavirus (COVID-19)
pandemic. Our off-benchmark positions in cloud-based
internet security platform Zscaler (not held at period-end)
and web performance and security company Cloudflare also
aided relative results.
Within consumer discretionary, our off-benchmark positions
in online sports-betting company DraftKings and at-home
fitness platform Peloton Interactive (not held at period-end)
helped relative results. DraftKings’ share price reached
record highs amid positive news flow that included the
announcement of an exclusive agreement with a major
sports media company to provide fantasy sports information.
Peloton Interactive benefited from a surge in demand for its at-home, connected fitness products.
In the health care sector, our positions in digital health care provider Livongo Health (not held at period-end) and vaccine developer Novavax supported relative performance. Livongo
Health’s share price surged as COVID-19 social distancing
measures drove up demand for the company’s remote
monitoring services. The share price of Novavax rose as the
company developed a COVID-19 vaccine candidate.
In contrast, key detractors from the Fund’s relative
performance included stock selection in the industrials
sector. Within the sector, our position in Mercury Systems, a technology company that serves the aerospace and defense
industry, hurt relative results.
Other key relative detractors included satellite
communications company ViaSat (not part of the index),
biopharmaceutical firms Reata Pharmaceuticals and Global
Blood Therapeutics, medical device manufacturer Integer
Holdings, and education services provider Grand Canyon
Education (not part of the index). ViaSat was negatively
affected by emerging competition and the economic impact
associated with the pandemic. Reata Pharmaceuticals
was advised by the U.S. Food and Drug Administration to
conduct a second trial of its treatment for a rare neurological disorder, causing a delay in the launch of the therapy, which hurt its stock. Shares of Global Blood Therapeutics were
pressured by investor concerns about the sales growth
trajectory of its sickle cell disease treatment.
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Bradley T. Carris, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Lattice Semiconductor Corp. 1.9%
Semiconductors & Semiconductor Equipment,
United States
Proterra, Inc. 1.7%
Automobiles, United States
Cubic Corp. 1.7%
Aerospace & Defense, United States
Allegiant Travel Co. 1.7%
Airlines, United States
DraftKings, Inc. 1.6%
Hotels, Restaurants & Leisure, United States
Iovance Biotherapeutics, Inc. 1.5%
Biotechnology, United States
Arcosa, Inc. 1.3%
Construction & Engineering, United States
Penumbra, Inc. 1.3%
Health Care Equipment & Supplies, United
States
Rexford Industrial Realty, Inc. 1.3%
Equity Real Estate Investment Trusts (REITs),
United States
LiveRamp Holdings, Inc. 1.3%
IT Services, United States

Performance Summary as of October 31, 2020
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +32.63% +25.31%
1-Year +24.27% +17.44%
5-Year +100.89% +13.68%
10-Year +267.85% +13.27%
Advisor
6-Month +32.75% +32.75%
1-Year +24.58% +24.58%
5-Year +103.29% +15.25%
10-Year +277.83% +14.22%
See page 12 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of secu-
rity in which the Fund invests may become less liquid or even illiquid. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.07% 1.08%
Advisor 0.82% 0.83%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,326.26 $6.19 $1,019.89 $5.37 1.06%
C $1,000 $1,321.31 $10.56 $1,016.11 $9.17 1.81%
R $1,000 $1,324.23 $7.65 $1,018.63 $6.64 1.31%
R6 $1,000 $1,328.90 $3.76 $1,021.98 $3.26 0.64%
Advisor $1,000 $1,327.54 $4.73 $1,021.14 $4.11 0.81%

franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth Fund
This semiannual report for Franklin Small-Mid Cap Growth
Fund covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in the equity securities of small-cap and mid-
cap companies. For this Fund, small-cap companies
are companies within the market capitalization range
of companies in the Russell 2500
™
Index at the time of
purchase, and mid-cap companies are companies within
the market capitalization range of companies in the Russell
Midcap
®
Index at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a +35.37% cumulative
total return for the six months under review. In comparison, the Russell Midcap
®
Growth Index, which measures
performance of those Russell Midcap
®
Index companies with
relatively higher price-to-book ratios and higher forecasted growth rates, posted a +23.33% total return.
2
Also in
comparison, the Standard & Poor’s 500 Index (S&P 500),
which tracks the broad U.S. stock market, posted a +13.29%
total return.
2
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Portfolio Composition
10/31/20
% of Total
Net Assets
Software 15.9%
IT Services 11.4%
Semiconductors & Semiconductor Equipment 6.6%
Health Care Equipment & Supplies 6.3%
Hotels, Restaurants & Leisure 5.1%
Professional Services 4.9%
Capital Markets 4.4%
Biotechnology 3.8%
Life Sciences Tools & Services 3.6%
Entertainment 2.8%
Specialty Retail 2.7%
Health Care Technology 2.6%
Electronic Equipment, Instruments &
Components 2.4%
Interactive Media & Services 2.4%
Machinery 2.2%
Health Care Providers & Services 2.1%
Pharmaceuticals 2.0%
Equity Real Estate Investment Trusts (REITs) 1.9%
Internet & Direct Marketing Retail 1.4%
Road & Rail 1.3%
Containers & Packaging 1.2%
Textiles, Apparel & Luxury Goods 1.1%
Aerospace & Defense 1.1%
Commercial Services & Supplies 1.1%
Other 6.7%
Short-Term Investments & Other Net Assets 3.0%
1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
45
.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
During the six months under review, all sectors represented
in the Fund’s portfolio posted positive returns and
contributed to absolute performance. Relative to the Russell
Midcap
®
Growth Index, key contributors included stock
selection and a slight underweighting in the information
technology (IT) sector, stock selection and an overweighting in the consumer discretionary sector, and stock selection in the communication services sector.
Within IT, our investments in communications software
and cloud-based platform company Twilio and cloud-
based electronic signature solutions provider DocuSign
were leading contributors to relative returns. The novel
coronavirus (COVID-19) pandemic has increased demand
for Twilio’s digital communication services from telehealth, online education, remote customer care and food delivery
companies, among others. DocuSign’s stock benefited from
subscription revenue and billings growth. While the company
is benefiting from work-from-home trends in the near term,
we believe that in the long term the company can potentially benefit from the large market for the digital transformation of documents that require e-signatures.
In the consumer discretionary sector, our positions in online sports-betting company DraftKings (not part of the index)
and at-home fitness platform Peloton Interactive aided
relative results. DraftKings’ share price reached record highs amid positive news flow that included the announcement of
an exclusive agreement with a major sports media company
to provide fantasy sports information. Peloton Interactive
benefited from a surge in demand for the company’s at-
home, connected fitness products.
In the communication services sector, photo-sharing website
Pinterest supported relative results.
In contrast, key detractors from the Fund’s relative
performance included stock selection in the industrials and
real estate sectors.
In the industrials sector, Mercury Systems, a technology
company that serves the aerospace and defense industry,
faced pandemic-related supply-side challenges and
concerns about the federal government’s defense budget.
However, we believe the company is well-positioned as a
leading independent and trusted supplier of microelectronics to the aerospace and defense industry.
In the real estate sector, SBA Communications, a real estate investment trust that provides wireless communication
towers, underperformed the index, and an overweighting
hurt relative results. We believe the company is an attractive long-term investment opportunity given the tower industry’s
strong barriers to entry and increasing mobile carrier
spending on 5G network upgrades.
Other key relative detractors included our positions in
biopharmaceutical firm Reata Pharmaceuticals and
technology solutions and payment processing services
company Jack Henry & Associates. Reata Pharmaceuticals
was advised by the U.S. Food and Drug Administration to
conduct a second trial of its treatment for a rare neurological disorder, causing a delay in the launch of the therapy, which hurt its stock.
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios
Michael P. McCarthy, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Twilio , Inc. 2.8%
IT Services, United States
Synopsys, Inc. 2.3%
Software, United States
DocuSign, Inc. 2.2%
Software, United States
CoStar Group, Inc. 2.2%
Professional Services, United States
IDEXX Laboratories, Inc. 2.0%
Health Care Equipment & Supplies, United
States
Mettler -Toledo International, Inc. 1.8%
Life Sciences Tools & Services, United States
Verisk Analytics, Inc. 1.8%
Professional Services, United States
DraftKings , Inc. 1.7%
Hotels, Restaurants & Leisure, United States
Black Knight, Inc. 1.7%
IT Services, United States
Veeva Systems, Inc. 1.7%
Health Care Technology, United States

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +35.37% +27.92%
1-Year +41.47% +33.70%
5-Year +106.42% +14.30%
10-Year +263.25% +13.13%
Advisor
6-Month +35.51% +35.51%
1-Year +41.89% +41.89%
5-Year +109.01% +15.89%
10-Year +272.40% +14.05%
See page 18 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Unexpected events and their aftermaths, such as the spread of deadly diseases;
natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.89%
Advisor 0.63% 0.64%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,353.66 $5.10 $1,020.87 $4.38 0.86%
C $1,000 $1,348.79 $9.52 $1,017.10 $8.18 1.61%
R $1,000 $1,352.20 $6.51 $1,019.67 $5.59 1.10%
R6 $1,000 $1,355.87 $2.91 $1,022.74 $2.49 0.49%
Advisor $1,000 $1,355.10 $3.62 $1,022.13 $3.11 0.61%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $39.60 $39.57 $38.58 $34.81 $30.40 $33.13
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.12) (0.14) (0.13) (0.10) (0.09) (0.19)
Net realized and unrealized gains (losses) 9.92 3.59 5.29 7.03 5.14 (1.88)
Total from investment operations ........ 9.80 3.45 5.16 6.93 5.05 (2.07)
Less distributions from:
Net realized gains ................. — (3.42) (4.17) (3.16) (0.64) (0.66)
Net asset value, end of period .......... $49.40 $39.60 $39.57 $38.58 $34.81 $30.40
Total return
c
....................... 24.75% 8.90% 15.91% 20.43% 16.88% (6.36)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.95% 0.94% 1.02% 1.05% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 0.92%
e,f
0.95%
e,f
0.94%
e,f
0.99%
e
0.97%
e
1.10%
Net investment (loss) ................ (0.51)% (0.35)% (0.32)% (0.27)% (0.30)% (0.58)%
Supplemental data
Net assets, end of period (000’s) ........ $3,538,712 $2,883,392 $2,819,007 $2,428,175 $2,272,831 $548,871
Portfolio turnover rate ................ 10.54% 19.47% 24.21% 22.68% 47.75% 25.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.61 $32.47 $32.67 $30.12 $26.59 $29.27
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.24) (0.35) (0.35) (0.33) (0.29) (0.37)
Net realized and unrealized gains (losses) 7.91 2.91 4.32 6.04 4.46 (1.65)
Total from investment operations ........ 7.67 2.56 3.97 5.71 4.17 (2.02)
Less distributions from:
Net realized gains ................. — (3.42) (4.17) (3.16) (0.64) (0.66)
Net asset value, end of period .......... $39.28 $31.61 $32.47 $32.67 $30.12 $26.59
Total return
c
....................... 24.26% 8.10% 15.10% 19.53% 15.98% (7.03)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.67% 1.70% 1.69% 1.77% 1.80% 1.85%
Expenses net of waiver and payments by
affiliates .......................... 1.67%
e,f
1.70%
e,f
1.69%
e,f
1.74%
e
1.72%
e
1.84%
Net investment (loss) ................ (1.25)% (1.10)% (1.07)% (1.02)% (1.05)% (1.32)%
Supplemental data
Net assets, end of period (000’s) ........ $247,145 $216,757 $244,574 $400,295 $390,123 $137,882
Portfolio turnover rate ................ 10.54% 19.47% 24.21% 22.68% 47.75% 25.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020
2019
2018
2017
2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..
$37.32
$37.57
$36.93
$33.52
$29.37
$32.10
Income from investment operations
a
:
Net investment (loss)
b
...........
(0.17)
(0.22)
(0.21)
(0.18)
(0.17)
(0.26)
Net realized and unrealized gains
(losses) ....................
9.35
3.39
5.02
6.75
4.96
(1.81)
Total from investment operations .....
9.18
3.17
4.81
6.57
4.79
(2.07)
Less distributions from:
Net realized gains ..............
—
(3.42)
(4.17)
(3.16)
(0.64)
(0.66)
Net asset value, end of period .......
$46.50
$37.32
$37.57
$36.93
$33.52
$29.37
Total return
c
....................
24.60%
8.64%
15.66%
20.14%
16.62%
(6.60)%
Ratios to average net assets
d
Expenses before waiver and payments
by affiliates ...................
1.16%
1.20%
1.19%
1.27%
1.30%
1.35%
Expenses net of waiver and payments
by affiliates ...................
1.16%
e,f
1.20%
e,f
1.19%
e,f
1.24%
e
1.22%
e
1.34%
Net investment (loss) .............
(0.75)%
(0.60)%
(0.57)%
(0.52)%
(0.55)%
(0.82)%
Supplemental data
Net assets, end of period (000’s) .....
$36,270
$31,060
$37,105
$36,582
$50,429
$39,786
Portfolio turnover rate .............
10.54%
19.47%
24.21%
22.68%
47.75%
25.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
In
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.97 $43.42 $41.78 $37.30 $32.39 $35.09
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) 0.01 0.01 0.07 0.05 (0.05)
Net realized and unrealized gains (losses) 11.02 3.96 5.80 7.57 5.50 (1.99)
Total from investment operations ........ 10.98 3.97 5.81 7.64 5.55 (2.04)
Less distributions from:
Net realized gains ................. — (3.42) (4.17) (3.16) (0.64) (0.66)
Net asset value, end of period .......... $54.95 $43.97 $43.42 $41.78 $37.30 $32.39
Total return
c
....................... 24.97% 9.34% 16.26% 20.98% 17.42% (5.94)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.59% 0.59% 0.58% 0.59% 0.67%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
e,f
0.59%
e,f
0.58%
e
0.55%
e
0.51%
e
0.66%
Net investment income (loss) .......... (0.17)% 0.01% 0.04% 0.17% 0.16% (0.14)%
Supplemental data
Net assets, end of period (000’s) ........ $464,198 $383,208 $418,174 $369,688 $291,825 $235,620
Portfolio turnover rate ................ 10.54% 19.47% 24.21% 22.68% 47.75% 25.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.31 $42.87 $41.34 $37.02 $32.20 $34.96
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.04) (0.03) (0.01) (0.02) (0.11)
Net realized and unrealized gains (losses) 10.86 3.90 5.73 7.49 5.48 (1.99)
Total from investment operations ........ 10.79 3.86 5.70 7.48 5.46 (2.10)
Less distributions from:
Net realized gains ................. — (3.42) (4.17) (3.16) (0.64) (0.66)
Net asset value, end of period .......... $54.10 $43.31 $42.87 $41.34 $37.02 $32.20
Total return
c
....................... 24.91% 9.20% 16.16% 20.71% 17.21% (6.11)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.70% 0.69% 0.77% 0.80% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.67%
e,f
0.70%
e,f
0.69%
e,f
0.74%
e
0.72%
e
0.84%
Net investment (loss) ................ (0.25)% (0.10)% (0.07)% (0.02)% (0.05)% (0.32)%
Supplemental data
Net assets, end of period (000’s) ........ $536,204 $467,727 $506,964 $583,509 $537,193 $256,377
Portfolio turnover rate ................ 10.54% 19.47% 24.21% 22.68% 47.75% 25.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2020
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.2%
Auto Components 0.4%
Aptiv plc ............................................ United States 193,320 $ 18,653,447
Automobiles 0.7%
a
Tesla, Inc. ........................................... United States 82,105 31,860,024
a
Beverages 1.1%
Constellation Brands, Inc., A ............................. United States 161,588 26,699,185
a
Monster Beverage Corp. ................................ United States 338,906 25,950,033
52,649,218
Biotechnology 2.2%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 172,150 9,996,751
a
Heron Therapeutics, Inc. ................................ United States 2,189,291 35,707,336
a
Novavax , Inc. ........................................ United States 414,775 33,476,490
a
PTC Therapeutics, Inc. ................................. United States 477,403 24,915,663
104,096,240
Capital Markets 5.1%
a
Dragoneer Growth Opportunities Corp. ..................... United States 1,112,700 13,018,590
Intercontinental Exchange, Inc. ........................... United States 502,148 47,402,771
MarketAxess Holdings, Inc. .............................. United States 87,543 47,172,546
MSCI, Inc. ........................................... United States 213,698 74,760,108
S&P Global, Inc. ...................................... United States 200,171 64,601,187
246,955,202
Chemicals 1.2%
Ecolab, Inc. .......................................... United States 126,472 23,218,995
Linde plc ............................................ United Kingdom 160,557 35,377,129
58,596,124
Commercial Services & Supplies 0.8%
a,b,c
Legalzoom.com, Inc. ................................... United States 1,673,284 22,391,396
Republic Services, Inc. ................................. United States 158,671 13,990,022
36,381,418
Entertainment 0.5%
Walt Disney Co. (The) .................................. United States 195,942 23,757,968
Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp. .................................. United States 92,470 21,235,735
SBA Communications Corp. ............................. United States 415,242 120,573,820
141,809,555
Food Products 1.3%
a
Freshpet , Inc. ........................................ United States 212,775 24,362,737
Lamb Weston Holdings, Inc. ............................. United States 258,057 16,373,717
a
Nomad Foods Ltd. .................................... United Kingdom 874,298 21,201,727
61,938,181
Health Care Equipment & Supplies 7.0%
Danaher Corp. ....................................... United States 282,961 64,950,868
a
Edwards Lifesciences Corp. ............................. United States 599,068 42,947,185
a
IDEXX Laboratories, Inc. ................................ United States 100,841 42,839,274
a
Intuitive Surgical, Inc. .................................. United States 54,140 36,115,711
a
Nevro Corp. ......................................... United States 345,493 51,551,010
West Pharmaceutical Services, Inc. ........................ United States 363,072 98,780,999
337,185,047
Health Care Providers & Services 2.1%
a
Guardant Health, Inc. .................................. United States 170,094 18,142,226

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 280,118 $ 85,475,207
103,617,433
Health Care Technology 2.1%
a
Veeva Systems, Inc., A ................................. United States 375,387 101,373,259
a
Hotels, Restaurants & Leisure 1.0%
a
Chipotle Mexican Grill, Inc. .............................. United States 39,938 47,984,708
a
Industrial Conglomerates 1.6%
Honeywell International, Inc. ............................. United States 200,615 33,091,444
Roper Technologies, Inc. ................................ United States 123,763 45,958,153
79,049,597
Insurance 0.1%
a
Root, Inc., A ......................................... United States 108,300 2,595,951
a
Interactive Media & Services 3.4%
a
Alphabet, Inc., C ...................................... United States 69,737 113,044,374
a
Facebook, Inc., A ..................................... United States 146,069 38,432,215
a,d
ZoomInfo Technologies, Inc., A ........................... United States 302,278 11,483,541
162,960,130
Internet & Direct Marketing Retail 9.6%
a
Amazon.com, Inc. ..................................... United States 144,019 437,263,287
a
Booking Holdings, Inc. ................................. United States 7,746 12,567,885
b,c
Marqeta , Inc. ......................................... United States 1,196,245 10,919,384
460,750,556
IT Services 13.0%
a
Black Knight, Inc. ..................................... United States 368,592 32,417,666
Mastercard , Inc., A .................................... United States 619,925 178,935,152
a
Okta , Inc. ........................................... United States 96,161 20,177,463
a
PayPal Holdings, Inc. .................................. United States 475,661 88,534,782
a
Shopify, Inc., A ....................................... Canada 43,685 40,427,410
a
Snowflake, Inc., A ..................................... United States 135,760 33,942,715
a
Twilio , Inc., A ......................................... United States 309,357 86,301,322
Visa, Inc., A .......................................... United States 802,292 145,784,479
626,520,989
Leisure Products 0.6%
a
Peloton Interactive, Inc., A ............................... United States 255,728 28,183,783
a
Life Sciences Tools & Services 1.0%
a
Illumina, Inc. ......................................... United States 69,033 20,205,959
a,e
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 931,394 27,001,112
47,207,071
Media 0.9%
a
Liberty Broadband Corp., C .............................. United States 319,240 45,239,500
a
Pharmaceuticals 1.7%
AstraZeneca plc, ADR .................................. United Kingdom 663,092 33,260,695
a
Catalent , Inc. ........................................ United States 202,153 17,742,969
a,d
GW Pharmaceuticals plc, ADR ........................... United Kingdom 49,491 4,454,685
a
Reata Pharmaceuticals, Inc., A ........................... United States 114,500 13,363,295
Royalty Pharma plc, A .................................. United States 325,046 11,929,188
80,750,832
Professional Services 5.1%
a
CoStar Group, Inc. .................................... United States 142,484 117,351,247

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
a
Dun & Bradstreet Holdings, Inc. ........................... United States 225,091 $ 5,816,351
IHS Markit Ltd. ....................................... United States 364,969 29,515,043
TransUnion .......................................... United States 230,933 18,396,123
Verisk Analytics, Inc. ................................... United States 428,140 76,196,076
247,274,840
Road & Rail 0.9%
Union Pacific Corp. .................................... United States 253,106 44,847,852
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc. ................................... United States 256,344 30,384,454
Monolithic Power Systems, Inc. ........................... United States 194,459 62,149,097
NVIDIA Corp. ........................................ United States 161,594 81,016,768
173,550,319
Software 19.1%
a
Adobe, Inc. .......................................... United States 226,042 101,063,378
a
Atlassian Corp. plc, A .................................. United States 80,156 15,359,493
a
Autodesk, Inc. ........................................ United States 71,892 16,933,442
a
Avalara, Inc. ......................................... United States 38,000 5,663,900
a,b,c,f
Avidxchange , Inc. ..................................... United States 255,039 12,499,971
a
Bill.com Holdings, Inc. .................................. United States 675,454 67,545,400
a
DocuSign, Inc. ....................................... United States 156,746 31,701,878
a,d
Duck Creek Technologies, Inc. ........................... United States 19,500 845,715
Intuit, Inc. ........................................... United States 68,134 21,440,407
Microsoft Corp. ....................................... United States 1,304,965 264,216,263
a
Paycom Software, Inc. ................................. United States 34,754 12,653,584
a
PTC, Inc. ........................................... United States 284,951 23,901,690
a
salesforce.com, Inc. ................................... United States 236,006 54,817,114
a
ServiceNow , Inc. ...................................... United States 311,127 154,807,461
a
Synopsys, Inc. ....................................... United States 175,774 37,591,028
a
Tyler Technologies, Inc. ................................. United States 73,116 28,104,328
a
Workday, Inc., A ...................................... United States 129,999 27,315,390
a
Zendesk , Inc. ........................................ United States 185,645 20,595,456
a
Zoom Video Communications, Inc., A ...................... United States 52,971 24,414,864
921,470,762
Specialty Retail 0.2%
a
Burlington Stores, Inc. .................................. United States 51,461 9,961,820
a
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. .......................................... United States 1,657,148 180,397,131
Textiles, Apparel & Luxury Goods 1.0%
b,c
Figs, Inc. ............................................ United States 230,802 17,756,521
NIKE, Inc., B ......................................... United States 264,968 31,817,358
49,573,879
Wireless Telecommunication Services 1.3%
a
T-Mobile US, Inc. ..................................... United States 574,057 62,899,425
a
Total Common Stocks (Cost $1,749,041,159) ....................................
4,590,092,261
Preferred Stocks 4.6%
Airlines 0.4%
a,b,c
Wheels Up Partners LLC, D ............................. United States 5,028,735 20,826,898
a
Automobiles 1.2%
a,b,c,e
Proterra , Inc., 144A, 5 .................................. United States 2,362,202 35,150,615
a,b,c,e
Proterra , Inc., 144A, 6 .................................. United States 596,775 8,880,277
a,b,c
Proterra , Inc., 7 ....................................... United States 780,667 11,616,672

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Automobiles (continued)
a,b,c
Proterra , Inc., 8 ....................................... United States 289,016 $ 4,300,686
59,948,250
Commercial Services & Supplies 0.3%
a,b,c
Optoro , Inc., E ....................................... United States 509,182 13,113,596
a
Food & Staples Retailing 0.4%
a,b,c
Sweetgreen , Inc., H ................................... United States 928,488 14,767,846
a,b,c
Sweetgreen , Inc., I .................................... United States 100,835 1,781,490
16,549,336
Health Care Providers & Services 0.5%
a,b,c
Tempus Labs, Inc., F ................................... United States 504,854 17,772,425
a,b,c
Tempus Labs, Inc., G .................................. United States 126,131 5,090,745
22,863,170
Internet & Direct Marketing Retail 0.4%
a,b,c
Fanatics, Inc., E ...................................... United States 920,577 15,767,643
a,b,c
Marqeta , Inc., A ....................................... United States 181,494 2,087,181
a,b,c
Marqeta , Inc., B ...................................... United States 19,136 229,632
18,084,456
IT Services 0.3%
a,b,c
HashiCorp , Inc., E ..................................... United States 207,551 14,792,293
a
Software 1.1%
a,b,c
ClearMotion , Inc., C ................................... United States 2,610,594 6,809,870
a,b,c
ClearMotion , Inc., D ................................... United States 3,698,772 10,567,181
a,b,c
Confluent, Inc., E ..................................... United States 642,459 9,616,776
a,b,c
Gitlab , Inc., E ........................................ United States 201,294 8,051,760
a,b,c,f
Talkdesk , Inc., C ...................................... United States 1,753,060 11,517,955
a,b,c
Tanium, Inc., G ....................................... United States 805,800 8,336,143
54,899,685
Total Preferred Stocks (Cost $155,692,404) .....................................
221,077,684
Total Long Term Investments (Cost $1,904,733,563) .............................
4,811,169,945
a
Short Term Investments 0.4%
a a
Country Shares
a
Value
a
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 12,036,647 12,036,647
Total Money Market Funds (Cost $12,036,647) ..................................
12,036,647

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
s
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 7,852,835 $ 7,852,835
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,852,835) ............................................................
7,852,835
Total Short Term Investments (Cost $19,889,482 ) ................................
19,889,482
a
Total Investments (Cost $1,924,623,045) 100.2% ................................
$4,831,059,427
Other Assets, less Liabilities (0.2) % ...........................................
(8,531,155)
Net Assets 100.0% ...........................................................
$4,822,528,272
See Abbreviations on page 78 .
a
Non -income producing.
b
Fair valued using significant unobservable inputs. See Note
11
regarding fair value measurements.
c
See Note
8
regarding restricted securities.
d
A portion or all of the security is on loan at October 31, 2020. See Note
1
(
c
)
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $71,032,004, representing 1.5% of net assets.
f
See Note
9
regarding holdings of 5% voting securities.
g
See Note
3
(
f
) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note
1
(
c
) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.85 $21.46 $23.01 $19.60 $16.37 $18.83
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.08) (0.11) (0.15) (0.13) (0.11) (0.08)
Net realized and unrealized gains (losses) 6.23 (1.07) 2.86 3.96 3.34 (2.03)
Total from investment operations ........ 6.15 (1.18) 2.71 3.83 3.23 (2.11)
Less distributions from:
Net realized gains ................. — (1.43) (4.26) (0.42) — (0.35)
Net asset value, end of period .......... $25.00 $18.85 $21.46 $23.01 $19.60 $16.37
Total return
c
....................... 32.63% (6.25)% 16.06% 19.71% 19.73% (11.28)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.07% 1.07% 1.11% 1.10% 1.13%
Expenses net of waiver and payments by
affiliates .......................... 1.06%
e,f
1.06%
e
1.06%
e
1.10%
e
1.08%
e
1.11%
e
Net investment (loss) ................ (0.71)% (0.51)% (0.68)% (0.61)% (0.61)% (0.44)%
Supplemental data
Net assets, end of period (000’s) ........ $917,328 $686,791 $713,442 $665,251 $719,752 $792,072
Portfolio turnover rate ................ 25.32% 35.29% 42.10% 29.82% 29.93% 43.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.69 $17.15 $19.41 $16.71 $14.07 $16.36
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.13) (0.21) (0.28) (0.25) (0.21) (0.18)
Net realized and unrealized gains (losses) 4.85 (0.82) 2.28 3.37 2.85 (1.76)
Total from investment operations ........ 4.72 (1.03) 2.00 3.12 2.64 (1.94)
Less distributions from:
Net realized gains ................. — (1.43) (4.26) (0.42) — (0.35)
Net asset value, end of period .......... $19.41 $14.69 $17.15 $19.41 $16.71 $14.07
Total return
c
....................... 32.13% (6.97)% 15.31% 18.79% 18.76% (11.95)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.81% 1.82% 1.82% 1.86% 1.85% 1.88%
Expenses net of waiver and payments by
affiliates .......................... 1.81%
e,f
1.81%
e
1.81%
e
1.85%
e
1.83%
e
1.86%
e
Net investment (loss) ................ (1.46)% (1.26)% (1.43)% (1.36)% (1.36)% (1.19)%
Supplemental data
Net assets, end of period (000’s) ........ $74,106 $66,269 $90,513 $132,116 $142,539 $157,175
Portfolio turnover rate ................ 25.32% 35.29% 42.10% 29.82% 29.93% 43.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.58 $20.15 $21.93 $18.74 $15.70 $18.11
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.11) (0.15) (0.20) (0.17) (0.15) (0.12)
Net realized and unrealized gains (losses) 5.81 (0.99) 2.68 3.78 3.19 (1.94)
Total from investment operations ........ 5.70 (1.14) 2.48 3.61 3.04 (2.06)
Less distributions from:
Net realized gains ................. — (1.43) (4.26) (0.42) — (0.35)
Net asset value, end of period .......... $23.28 $17.58 $20.15 $21.93 $18.74 $15.70
Total return
c
....................... 32.42% (6.47)% 15.78% 19.37% 19.36% (11.46)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.31% 1.32% 1.32% 1.36% 1.35% 1.38%
Expenses net of waiver and payments by
affiliates .......................... 1.31%
e,f
1.31%
e
1.31%
e
1.35%
e
1.33%
e
1.36%
e
Net investment (loss) ................ (0.96)% (0.76)% (0.93)% (0.86)% (0.86)% (0.69)%
Supplemental data
Net assets, end of period (000’s) ........ $66,585 $54,369 $74,634 $71,398 $79,995 $79,929
Portfolio turnover rate ................ 25.32% 35.29% 42.10% 29.82% 29.93% 43.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.07 $23.73 $24.88 $21.06 $17.52 $20.02
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.02) (0.07) (0.03) (0.03) 0.01
Net realized and unrealized gains (losses) 6.97 (1.21) 3.18 4.27 3.57 (2.16)
Total from investment operations ........ 6.93 (1.23) 3.11 4.24 3.54 (2.15)
Less distributions from:
Net realized gains ................. — (1.43) (4.26) (0.42) — (0.35)
Net asset value, end of period .......... $28.00 $21.07 $23.73 $24.88 $21.06 $17.52
Total return
c
....................... 32.89% (5.86)% 16.50% 20.23% 20.21% (10.81)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.67% 0.67% 0.65% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.64%
e
0.64%
e
0.64%
e
0.63%
e
0.61%
e
0.61%
e
Net investment (loss) ................ (0.30)% (0.09)% (0.26)% (0.14)% (0.14)% (0.06)%
Supplemental data
Net assets, end of period (000’s) ........ $1,498,046 $1,136,759 $1,084,442 $935,509 $858,972 $846,724
Portfolio turnover rate ................ 25.32% 35.29% 42.10% 29.82% 29.93% 43.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.70 $23.37 $24.61 $20.88 $17.41 $19.94
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.06) (0.10) (0.08) (0.07) (0.04)
Net realized and unrealized gains (losses) 6.84 (1.18) 3.12 4.23 3.54 (2.14)
Total from investment operations ........ 6.78 (1.24) 3.02 4.15 3.47 (2.18)
Less distributions from:
Net realized gains ................. — (1.43) (4.26) (0.42) — (0.35)
Net asset value, end of period .......... $27.48 $20.70 $23.37 $24.61 $20.88 $17.41
Total return
c
....................... 32.75% (5.99)% 16.30% 19.97% 19.93% (11.06)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.82% 0.82% 0.86% 0.85% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.81%
e,f
0.81%
e
0.81%
e
0.85%
e
0.83%
e
0.86%
e
Net investment (loss) ................ (0.46)% (0.26)% (0.43)% (0.36)% (0.36)% (0.19)%
Supplemental data
Net assets, end of period (000’s) ........ $560,193 $428,155 $725,622 $713,135 $805,661 $850,975
Portfolio turnover rate ................ 25.32% 35.29% 42.10% 29.82% 29.93% 43.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2020
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.6%
Aerospace & Defense 5.4%
a
Axon Enterprise, Inc. ................................... United States 243,100 $ 24,042,590
BWX Technologies, Inc. ................................ United States 572,600 31,498,726
Cubic Corp. ......................................... United States 914,300 54,044,273
a
Kratos Defense & Security Solutions, Inc. ................... United States 1,708,764 32,278,552
a
Mercury Systems, Inc. .................................. United States 401,116 27,628,870
169,493,011
Airlines 1.7%
Allegiant Travel Co. .................................... United States 393,248 52,994,100
Banks 2.4%
a
Metropolitan Bank Holding Corp. .......................... United States 283,954 8,504,421
Pinnacle Financial Partners, Inc. .......................... United States 563,004 25,779,953
TCF Financial Corp. ................................... United States 580,723 15,801,473
Western Alliance Bancorp ............................... United States 569,500 23,463,400
73,549,247
Biotechnology 11.1%
a
Alector , Inc. .......................................... United States 796,500 7,495,065
a
Argenx SE, ADR ...................................... Netherlands 75,300 18,684,189
a
Ascendis Pharma A/S, ADR ............................. Denmark 178,900 29,223,315
a
Blueprint Medicines Corp. ............................... United States 203,800 20,844,664
a
Deciphera Pharmaceuticals, Inc. .......................... United States 507,400 29,464,718
a
Dyne Therapeutics, Inc. ................................ United States 217,900 4,506,172
a
Emergent BioSolutions , Inc. ............................. United States 359,000 32,299,230
a
Global Blood Therapeutics, Inc. ........................... United States 488,700 25,842,456
a
Heron Therapeutics, Inc. ................................ United States 1,775,508 28,958,535
a
Insmed , Inc. ......................................... United States 673,400 22,181,796
a
Iovance Biotherapeutics , Inc. ............................. United States 1,340,500 47,829,040
a
Legend Biotech Corp., ADR ............................. United States 227,800 5,893,186
a
Novavax , Inc. ........................................ United States 105,400 8,506,834
a
PTC Therapeutics, Inc. ................................. United States 753,100 39,304,289
a,b
Sutro Biopharma, Inc. .................................. United States 355,536 4,572,193
a,b
Taysha Gene Therapies, Inc. ............................. United States 372,000 7,737,600
a
Trillium Therapeutics, Inc. ............................... Canada 530,400 6,603,480
a
Twist Bioscience Corp. ................................. United States 94,562 7,247,232
347,193,994
Capital Markets 3.0%
Ares Management Corp. ................................ United States 415,800 17,588,340
Artisan Partners Asset Management, Inc., A ................. United States 132,572 5,310,835
Evercore , Inc., A ...................................... United States 301,000 23,941,540
Houlihan Lokey , Inc. ................................... United States 606,300 38,015,010
a
StepStone Group, Inc., A ................................ United States 284,720 7,320,151
92,175,876
Chemicals 1.2%
a
Ingevity Corp. ........................................ United States 684,686 37,575,568
a
Commercial Services & Supplies 1.9%
Healthcare Services Group, Inc. .......................... United States 822,800 18,825,664
a,c,d
Legalzoom.com, Inc. ................................... United States 1,431,280 19,152,970
US Ecology, Inc. ...................................... United States 648,376 19,788,435
57,767,069
Communications Equipment 1.9%
a
ViaSat , Inc. .......................................... United States 940,283 31,875,594

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Viavi Solutions, Inc. .................................... United States 2,253,900 $ 27,835,665
59,711,259
Construction & Engineering 2.0%
Arcosa , Inc. ......................................... United States 903,800 41,728,446
Granite Construction, Inc. ............................... United States 1,049,543 20,266,675
61,995,121
Consumer Finance 0.8%
a
PRA Group, Inc. ...................................... United States 775,900 26,481,467
a
Diversified Consumer Services 1.0%
a
Grand Canyon Education, Inc. ............................ United States 392,300 30,744,551
a
Electronic Equipment, Instruments & Components 0.4%
a
Vontier Corp. ......................................... United States 393,500 11,309,190
a
Equity Real Estate Investment Trusts (REITs) 1.3%
Rexford Industrial Realty, Inc. ............................ United States 897,100 41,679,266
Food & Staples Retailing 1.3%
a
Grocery Outlet Holding Corp. ............................ United States 899,500 39,595,990
a
Food Products 2.1%
a
Hostess Brands, Inc. ................................... United States 1,147,600 14,505,664
a
Nomad Foods Ltd. .................................... United Kingdom 1,088,500 26,396,125
a
Simply Good Foods Co. (The) ............................ United States 1,385,500 26,047,400
66,949,189
Health Care Equipment & Supplies 6.4%
a
CryoPort , Inc. ........................................ United States 217,800 8,742,492
a
Haemonetics Corp. .................................... United States 201,900 20,410,071
a
Inari Medical, Inc. ..................................... United States 115,900 7,672,580
a
Integer Holdings Corp. ................................. United States 521,400 30,475,830
a
iRhythm Technologies, Inc. .............................. United States 193,597 40,936,085
a
Neogen Corp. ........................................ United States 165,466 11,539,599
a
Nevro Corp. ......................................... United States 204,300 30,483,603
a
Outset Medical, Inc. ................................... United States 18,100 841,107
a
Penumbra, Inc. ....................................... United States 159,700 41,686,491
a
Pulmonx Corp. ....................................... United States 185,400 7,797,924
200,585,782
Health Care Providers & Services 1.7%
a
1Life Healthcare, Inc. .................................. United States 675,200 19,047,392
a
HealthEquity , Inc. ..................................... United States 473,016 24,355,594
a,b
Oak Street Health, Inc. ................................. United States 206,500 9,827,335
53,230,321
Health Care Technology 3.1%
a,b
Accolade, Inc. ........................................ United States 300,835 10,535,242
a
Inspire Medical Systems, Inc. ............................ United States 300,444 35,882,027
a
Phreesia , Inc. ........................................ United States 984,982 36,414,784
a,b
Tabula Rasa HealthCare, Inc. ............................ United States 378,800 13,083,752
95,915,805
Hotels, Restaurants & Leisure 5.1%
a,b
DraftKings , Inc., A ..................................... United States 1,366,400 48,370,560
Extended Stay America, Inc. ............................. United States 2,116,100 24,017,735
Red Rock Resorts, Inc., A ............................... United States 856,600 16,378,192

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc. ................................. United States 428,100 $ 29,979,843
Wingstop , Inc. ........................................ United States 332,729 38,706,365
157,452,695
Household Durables 2.2%
a
M/I Homes, Inc. ....................................... United States 976,546 39,960,262
a
TRI Pointe Group, Inc. ................................. United States 1,670,300 27,443,029
67,403,291
Insurance 1.2%
James River Group Holdings Ltd. ......................... United States 380,500 17,780,765
a,b
Selectquote , Inc. ...................................... United States 1,062,500 18,296,250
36,077,015
Internet & Direct Marketing Retail 0.3%
c,d
Marqeta , Inc. ......................................... United States 1,199,415 10,948,320
IT Services 5.8%
a
LiveRamp Holdings, Inc. ................................ United States 628,100 41,511,129
ManTech International Corp., A ........................... United States 334,500 21,702,360
c,d,e
Paya Holdings, Inc. .................................... United States 2,000,000 21,940,000
a
Repay Holdings Corp. .................................. United States 1,331,900 30,007,707
Science Applications International Corp. .................... United States 445,500 34,022,835
a
Shift4 Payments, Inc., A ................................ United States 379,100 19,299,981
a
USA Technologies, Inc. ................................. United States 1,344,300 11,171,133
179,655,145
Life Sciences Tools & Services 1.3%
a
NeoGenomics , Inc. .................................... United States 1,017,300 39,908,679
a
Machinery 1.2%
Kennametal, Inc. ...................................... United States 1,256,200 38,942,200
Personal Products 0.7%
a
BellRing Brands, Inc., A ................................. United States 1,261,200 23,067,348
a
Pharmaceuticals 3.0%
a
Collegium Pharmaceutical, Inc. ........................... United States 758,300 13,520,489
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 322,500 29,028,225
a
Reata Pharmaceuticals, Inc., A ........................... United States 202,174 23,595,728
a
Revance Therapeutics, Inc. .............................. United States 1,095,257 28,345,251
94,489,693
Semiconductors & Semiconductor Equipment 5.4%
a
Allegro MicroSystems , Inc. .............................. United States 502,600 9,197,580
a
Lattice Semiconductor Corp. ............................. United States 1,706,900 59,570,810
a
Onto Innovation, Inc. ................................... United States 857,309 27,493,900
a
Semtech Corp. ....................................... United States 717,500 39,383,575
a
Silicon Laboratories, Inc. ................................ United States 311,100 31,875,306
167,521,171
Software 8.5%
a
Alteryx, Inc., A ........................................ United States 177,400 22,237,090
a
Avalara, Inc. ......................................... United States 230,846 34,407,596
a
Bill.com Holdings, Inc. .................................. United States 135,708 13,570,800
a
Cloudflare , Inc., A ..................................... United States 279,400 14,520,418
a
Datto Holding Corp. ................................... United States 240,000 6,840,000
a
Duck Creek Technologies, Inc. ........................... United States 277,269 12,025,157
a
Envestnet , Inc. ....................................... United States 388,122 29,784,482

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
HubSpot , Inc. ........................................ United States 117,629 $ 34,120,644
a
Paylocity Holding Corp. ................................. United States 204,532 37,944,777
a
Pluralsight , Inc., A ..................................... United States 189,900 2,981,430
a
Q2 Holdings, Inc. ..................................... United States 335,500 30,611,020
a
Zendesk , Inc. ........................................ United States 222,864 24,724,532
263,767,946
Specialty Retail 6.3%
American Eagle Outfitters, Inc. ........................... United States 2,609,800 35,780,358
a
Boot Barn Holdings, Inc. ................................ United States 1,119,460 35,845,109
a
Five Below, Inc. ....................................... United States 277,200 36,961,848
Lithia Motors, Inc., A ................................... United States 153,426 35,222,007
a
RH ................................................ United States 55,500 18,605,265
a
Sportsman's Warehouse Holdings, Inc. ..................... United States 1,184,700 15,424,794
a
Urban Outfitters, Inc. ................................... United States 797,800 17,822,852
195,662,233
Textiles, Apparel & Luxury Goods 0.8%
Steven Madden Ltd. ................................... United States 1,082,650 25,994,427
Trading Companies & Distributors 2.1%
a
Beacon Roofing Supply, Inc. ............................. United States 1,043,200 32,026,240
a
Univar Solutions, Inc. .................................. United States 2,024,132 33,580,350
65,606,590
Total Common Stocks (Cost $2,013,998,516) ....................................
2,885,443,559
Preferred Stocks 5.1%
Airlines 0.6%
a,c,d
Wheels Up Partners LLC, D ............................. United States 4,310,344 17,851,626
a
Auto Components 0.2%
a,c,d
Tula eTechnology , Inc. .................................. United States 361,111 —
a,c,d
Tula eTechnology , Inc., E ............................... United States 3,611,111 6,919,423
6,919,423
Automobiles 1.7%
a,c,d,f
Proterra , Inc., 144A, 5 .................................. United States 1,787,047 26,592,053
a,c,d,f
Proterra , Inc., 144A, 6 .................................. United States 1,310,834 19,505,792
a,c,d
Proterra , Inc., 7 ....................................... United States 536,367 7,981,379
54,079,224
Commercial Services & Supplies 0.4%
a,c,d
Optoro , Inc., E ....................................... United States 508,130 13,086,502
a
Food & Staples Retailing 0.2%
a,c,d
Sweetgreen , Inc., H ................................... United States 383,435 6,098,635
a,c,d
Sweetgreen , Inc., I .................................... United States 41,641 735,687
6,834,322
Software 1.0%
a,c,d
Alkami Technology, Inc., F ............................... United States 343,750 5,500,000
a,c,d
ClearMotion , Inc., D ................................... United States 3,698,772 10,567,181
a,c,d,f
Smule , Inc., 144A, G ................................... United States 1,542,673 10,412,764
a,c,d,f
Smule , Inc., 144A, H ................................... United States 352,675 2,809,136
29,289,081

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Specialty Retail 0.5%
a,c,d,f
Rent the Runway, Inc., 144A, F ........................... United States 596,471 $ 12,797,090
a,c,d
Rent the Runway, Inc., G ................................ United States 203,515 3,606,110
16,403,200
Textiles, Apparel & Luxury Goods 0.5%
a,c,d
Allbirds , Inc., E ....................................... United States 1,297,305 14,999,998
a
Total Preferred Stocks (Cost $117,907,767) .....................................
159,463,376
Total Long Term Investments (Cost $2,131,906,283) .............................
3,044,906,935
a
Short Term Investments 4.3%
a a
Country Shares
a
Value
a
Money Market Funds 2.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 89,112,859 89,112,859
Total Money Market Funds (Cost $89,112,859) ..................................
89,112,859
a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 44,598,925 44,598,925
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $44,598,925) ...........................................................
44,598,925
Total Short Term Investments (Cost $133,711,784 ) ...............................
133,711,784
a
Total Investments (Cost $ 2,265,618,067) 102.0% ................................
$3,178,618,719
Other Assets, less Liabilities (2 .0 ) % ...........................................
(62,360,583)
Net Assets 100.0% ...........................................................
$3,116,258,136
See Abbreviations on page 78 .
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2020. See Note 1(c)
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
See Note 9 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $72,116,835, representing 2.3% of net assets.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
0
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.15 $37.17 $36.07 $34.35 $31.84 $38.38
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.10) (0.07) (0.09) (0.15) (0.11) (0.03)
c
Net realized and unrealized gains (losses) 11.47 1.24 5.33 4.97 4.73 (3.37)
Total from investment operations ........ 11.37 1.17 5.24 4.82 4.62 (3.40)
Less distributions from:
Net realized gains ................. — (6.19) (4.14) (3.10) (2.11) (3.14)
Net asset value, end of period .......... $43.52 $32.15 $37.17 $36.07 $34.35 $31.84
Total return
d
....................... 35.37% 2.97% 17.43% 14.28% 15.01% (9.02)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.88% 0.88% 1.02% 0.95% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.86%
f,g
0.87%
f
0.87%
f
1.00%
f
0.94%
f
0.95%
f
Net investment (loss) ................ (0.51)% (0.21)% (0.25)% (0.41)% (0.34)% (0.08)%
c
Supplemental data
Net assets, end of period (000’s) ........ $3,377,036 $2,515,801 $2,684,131 $2,262,471 $2,303,113 $2,231,822
Portfolio turnover rate ................ 28.27% 52.98% 54.28% 38.35% 35.46% 38.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.41 $24.98 $25.84 $25.59 $24.40 $30.43
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.15) (0.22) (0.26) (0.31) (0.27) (0.23)
c
Net realized and unrealized gains (losses) 6.92 0.84 3.54 3.66 3.57 (2.66)
Total from investment operations ........ 6.77 0.62 3.28 3.35 3.30 (2.89)
Less distributions from:
Net realized gains ................. — (6.19) (4.14) (3.10) (2.11) (3.14)
Net asset value, end of period .......... $26.18 $19.41 $24.98 $25.84 $25.59 $24.40
Total return
d
....................... 34.88% 2.14% 16.68% 13.39% 14.15% (9.72)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.61% 1.63% 1.63% 1.77% 1.70% 1.71%
Expenses net of waiver and payments by
affiliates .......................... 1.61%
f,g
1.62%
f
1.62%
f
1.75%
f
1.69%
f
1.70%
f
Net investment (loss) ................ (1.26)% (0.96)% (1.00)% (1.16)% (1.09)% (0.83)%
c
Supplemental data
Net assets, end of period (000’s) ........ $170,066 $138,940 $173,334 $334,769 $371,262 $377,024
Portfolio turnover rate ................ 28.27% 52.98% 54.28% 38.35% 35.46% 38.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been (1.13)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.45 $33.66 $33.15 $31.87 $29.75 $36.18
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.13) (0.14) (0.16) (0.22) (0.18) (0.11)
c
Net realized and unrealized gains (losses) 10.15 1.12 4.81 4.60 4.41 (3.18)
Total from investment operations ........ 10.02 0.98 4.65 4.38 4.23 (3.29)
Less distributions from:
Net realized gains ................. — (6.19) (4.14) (3.10) (2.11) (3.14)
Net asset value, end of period .......... $38.47 $28.45 $33.66 $33.15 $31.87 $29.75
Total return
d
....................... 35.22% 2.69% 17.17% 14.00% 14.70% (9.24)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.12% 1.12% 1.26% 1.19% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.10%
f,g
1.11%
f
1.11%
f
1.24%
f
1.18%
f
1.20%
f
Net investment (loss) ................ (0.75)% (0.45)% (0.49)% (0.65)% (0.58)% (0.33)%
c
Supplemental data
Net assets, end of period (000’s) ........ $50,717 $40,997 $50,721 $70,692 $81,864 $86,989
Portfolio turnover rate ................ 28.27% 52.98% 54.28% 38.35% 35.46% 38.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.63)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $37.12 $41.83 $39.91 $37.51 $34.43 $41.04
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) 0.07 0.05 0.05 0.05 0.15
c
Net realized and unrealized gains (losses) 13.24 1.41 6.01 5.45 5.14 (3.62)
Total from investment operations ........ 13.21 1.48 6.06 5.50 5.19 (3.47)
Less distributions from:
Net realized gains ................. — (6.19) (4.14) (3.10) (2.11) (3.14)
Net asset value, end of period .......... $50.33 $37.12 $41.83 $39.91 $37.51 $34.43
Total return
d
....................... 35.59% 3.40% 17.82% 14.90% 15.51% (8.54)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.52% 0.52% 0.50% 0.48% 0.48%
Expenses net of waiver and payments by
affiliates .......................... 0.49%
f
0.48%
f
0.49%
f
0.47%
f
0.47%
f
0.47%
f
Net investment income (loss) .......... (0.14)% 0.18% 0.13% 0.12% 0.13% 0.40%
c
Supplemental data
Net assets, end of period (000’s) ........ $365,950 $224,341 $259,053 $275,835 $222,577 $242,237
Portfolio turnover rate ................ 28.27% 52.98% 54.28% 38.35% 35.46% 38.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.10%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $36.30 $41.09 $39.33 $37.11 $34.15 $40.83
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) 0.02 0.01 (0.06) (0.03) 0.06
c
Net realized and unrealized gains (losses) 12.95 1.38 5.89 5.38 5.10 (3.60)
Total from investment operations ........ 12.89 1.40 5.90 5.32 5.07 (3.54)
Less distributions from:
Net realized gains ................. — (6.19) (4.14) (3.10) (2.11) (3.14)
Net asset value, end of period .......... $49.19 $36.30 $41.09 $39.33 $37.11 $34.15
Total return
d
....................... 35.51% 3.26% 17.67% 14.57% 15.28% (8.79)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.63% 0.63% 0.77% 0.70% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.61%
f,g
0.62%
f
0.62%
f
0.75%
f
0.69%
f
0.70%
f
Net investment income (loss) .......... (0.26)% 0.04% —% (0.16)% (0.09)% 0.17%
c
Supplemental data
Net assets, end of period (000’s) ........ $440,443 $302,329 $355,141 $520,842 $584,840 $551,176
Portfolio turnover rate ................ 28.27% 52.98% 54.28% 38.35% 35.46% 38.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.13)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), October 31, 2020
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.7%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 87,500 $ 8,653,750
a
Kratos Defense & Security Solutions, Inc. ................... United States 561,600 10,608,624
a
Mercury Systems, Inc. .................................. United States 433,000 29,825,040
49,087,414
Airlines 0.4%
Southwest Airlines Co. ................................. United States 470,000 18,579,100
Banks 0.4%
TCF Financial Corp. ................................... United States 651,300 17,721,873
Biotechnology 3.8%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 369,500 21,456,865
a
Global Blood Therapeutics, Inc. ........................... United States 477,000 25,223,760
a
Heron Therapeutics, Inc. ................................ United States 1,274,000 20,778,940
a
Iovance Biotherapeutics , Inc. ............................. United States 1,096,000 39,105,280
a
Novavax , Inc. ........................................ United States 88,200 7,118,622
a
PTC Therapeutics, Inc. ................................. United States 433,000 22,598,270
a
Seagen , Inc. ......................................... United States 184,000 30,691,200
166,972,937
Capital Markets 4.4%
Ares Management Corp. ................................ United States 829,000 35,066,700
MarketAxess Holdings, Inc. .............................. United States 112,900 60,836,165
MSCI, Inc. ........................................... United States 159,000 55,624,560
Tradeweb Markets, Inc., A ............................... United States 748,600 40,783,728
192,311,153
Chemicals 0.4%
a
Ingevity Corp. ........................................ United States 354,780 19,470,326
a
Commercial Services & Supplies 1.1%
Republic Services, Inc. ................................. United States 529,000 46,641,930
Communications Equipment 0.2%
a
ViaSat , Inc. .......................................... United States 274,050 9,290,295
a
Construction Materials 0.9%
Martin Marietta Materials, Inc. ............................ United States 144,000 38,354,400
Containers & Packaging 1.2%
Ball Corp. ........................................... United States 595,000 52,955,000
Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp., A .................................... United States 451,000 50,890,840
a
Keysight Technologies, Inc. .............................. United States 516,500 54,165,355
105,056,195
Entertainment 2.8%
a
Roku, Inc. ........................................... United States 260,278 52,680,267
a
Spotify Technology SA .................................. United States 139,500 33,464,655
a
Zynga, Inc., A ........................................ United States 4,040,000 36,319,600
122,464,522
Equity Real Estate Investment Trusts (REITs) 1.9%
SBA Communications Corp. ............................. United States 241,500 70,124,355
Terreno Realty Corp. ................................... United States 238,500 13,422,780
83,547,135
Food & Staples Retailing 0.4%
a
Grocery Outlet Holding Corp. ............................ United States 425,000 18,708,500
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 6.3%
a
DexCom , Inc. ........................................ United States 86,314 $ 27,584,228
a
IDEXX Laboratories, Inc. ................................ United States 210,500 89,424,610
a
Inari Medical, Inc. ..................................... United States 138,000 9,135,600
a
Insulet Corp. ......................................... United States 78,200 17,379,950
a
iRhythm Technologies, Inc. .............................. United States 130,050 27,499,073
a
Penumbra, Inc. ....................................... United States 237,247 61,928,584
Teleflex, Inc. ......................................... United States 140,000 44,552,200
277,504,245
Health Care Providers & Services 2.1%
a
Guardant Health, Inc. .................................. United States 483,500 51,570,110
a
HealthEquity , Inc. ..................................... United States 483,700 24,905,713
a,b
Oak Street Health, Inc. ................................. United States 351,200 16,713,608
93,189,431
Health Care Technology 2.6%
a
American Well Corp., A ................................. United States 147,600 3,809,556
a,c
Livongo Health, Inc. ................................... United States 267,300 34,116,654
a
Teladoc Health, Inc. ................................... United States 11,840 2,326,086
a
Veeva Systems, Inc., A ................................. United States 274,000 73,993,700
114,245,996
Hotels, Restaurants & Leisure 5.1%
a
Chipotle Mexican Grill, Inc. .............................. United States 32,800 39,408,544
Domino's Pizza, Inc. ................................... United States 85,500 32,346,360
a
DraftKings , Inc., A ..................................... United States 2,173,158 76,929,793
Vail Resorts, Inc. ...................................... United States 199,500 46,291,980
Wingstop , Inc. ........................................ United States 266,500 31,001,945
225,978,622
Household Durables 1.0%
a
NVR, Inc. ........................................... United States 10,900 43,088,681
a
Household Products 0.9%
Church & Dwight Co., Inc. ............................... United States 455,600 40,270,484
Interactive Media & Services 2.4%
a
Match Group, Inc. ..................................... United States 345,859 40,389,414
a
Pinterest, Inc., A ...................................... United States 1,088,400 64,161,180
104,550,594
Internet & Direct Marketing Retail 1.1%
Expedia Group, Inc. ................................... United States 266,100 25,053,315
c,d
Marqeta , Inc. ......................................... United States 1,070,236 9,769,168
a
Wayfair, Inc., A ....................................... United States 59,200 14,683,376
49,505,859
IT Services 11.4%
a,b
BigCommerce Holdings, Inc., 1 ........................... United States 238,100 17,476,540
a
Black Knight, Inc. ..................................... United States 853,000 75,021,350
Booz Allen Hamilton Holding Corp. ........................ United States 413,200 32,436,200
a
EPAM Systems, Inc. ................................... United States 133,500 41,244,825
a
GoDaddy , Inc., A ...................................... United States 565,300 39,989,322
Jack Henry & Associates, Inc. ............................ United States 319,500 47,365,875
a,e
Nuvei Corp., 144A, Reg S ............................... Canada 117,900 4,381,164
a
Okta , Inc. ........................................... United States 331,500 69,558,645
a
Shift4 Payments, Inc., A ................................ United States 368,300 18,750,153
a
Twilio , Inc., A ......................................... United States 434,200 121,128,774

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Wix.com Ltd. ......................................... Israel 145,500 $ 35,985,060
503,337,908
Leisure Products 0.5%
a
Peloton Interactive, Inc., A ............................... United States 185,200 20,410,892
a
Life Sciences Tools & Services 3.6%
a
10X Genomics, Inc., A .................................. United States 260,000 35,594,000
Bio- Techne Corp. ..................................... United States 170,200 42,960,182
a
Mettler -Toledo International, Inc. .......................... United States 80,900 80,730,919
159,285,101
Machinery 2.2%
Fortive Corp. ......................................... United States 574,500 35,389,200
IDEX Corp. .......................................... United States 177,000 30,159,030
Stanley Black & Decker, Inc. ............................. United States 180,500 29,999,100
95,547,330
Personal Products 0.4%
a
BellRing Brands, Inc., A ................................. United States 1,074,300 19,648,947
a
Pharmaceuticals 2.0%
a,b
GW Pharmaceuticals plc, ADR ........................... United Kingdom 224,200 20,180,242
a
Horizon Therapeutics plc ................................ United States 589,000 44,133,770
a
Reata Pharmaceuticals, Inc., A ........................... United States 211,200 24,649,152
88,963,164
Professional Services 4.9%
a
CoStar Group, Inc. .................................... United States 116,800 96,197,648
TransUnion .......................................... United States 482,000 38,396,120
Verisk Analytics, Inc. ................................... United States 452,000 80,442,440
215,036,208
Road & Rail 1.3%
Kansas City Southern .................................. United States 163,000 28,710,820
Old Dominion Freight Line, Inc. ........................... United States 150,150 28,584,056
57,294,876
Semiconductors & Semiconductor Equipment 6.4%
a
Allegro MicroSystems , Inc. .............................. United States 716,500 13,111,950
Entegris , Inc. ......................................... United States 194,000 14,505,380
KLA Corp. ........................................... United States 260,500 51,365,390
a
Lattice Semiconductor Corp. ............................. United States 1,322,214 46,145,269
Microchip Technology, Inc. .............................. United States 240,000 25,219,200
Monolithic Power Systems, Inc. ........................... United States 125,500 40,109,800
NXP Semiconductors NV ............................... Netherlands 182,000 24,591,840
a
Semtech Corp. ....................................... United States 467,963 25,686,489
a
SiTime Corp. ......................................... United States 496,000 41,411,040
282,146,358
Software 15.8%
a
Alteryx, Inc., A ........................................ United States 321,700 40,325,095
a
ANSYS, Inc. ......................................... United States 219,500 66,809,215
a
Atlassian Corp. plc, A .................................. United States 221,000 42,348,020
a
Avalara, Inc. ......................................... United States 272,500 40,616,125
a
Bentley Systems, Inc., B ................................ United States 63,500 2,226,310
a
Bill.com Holdings, Inc. .................................. United States 446,233 44,623,300
a
Cloudflare , Inc., A ..................................... United States 882,400 45,858,328
a
DocuSign, Inc. ....................................... United States 481,700 97,423,825

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a,b
Duck Creek Technologies, Inc. ........................... United States 205,800 $ 8,925,546
a
HubSpot , Inc. ........................................ United States 45,100 13,082,157
a
Lightspeed POS, Inc. .................................. Canada 714,400 22,882,232
a
Paylocity Holding Corp. ................................. United States 383,000 71,054,160
a
Q2 Holdings, Inc. ..................................... United States 342,000 31,204,080
a
Synopsys, Inc. ....................................... United States 480,500 102,759,730
a
Zendesk , Inc. ........................................ United States 574,000 63,679,560
693,817,683
Specialty Retail 2.7%
a
Burlington Stores, Inc. .................................. United States 254,000 49,169,320
a
Five Below, Inc. ....................................... United States 278,500 37,135,190
Tractor Supply Co. .................................... United States 228,000 30,371,880
116,676,390
Textiles, Apparel & Luxury Goods 0.9%
Levi Strauss & Co., A .................................. United States 1,460,000 23,038,800
VF Corp. ............................................ United States 265,700 17,855,040
40,893,840
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 744,000 32,163,120
Total Common Stocks (Cost $2,604,801,812) ....................................
4,214,716,509
Preferred Stocks 1.3%
Automobiles 0.5%
a,c,d,e
Proterra , Inc., 144A, 5 .................................. United States 1,416,913 21,084,294
a
Internet & Direct Marketing Retail 0.3%
a,c,d
Fanatics, Inc., E ...................................... United States 775,014 13,274,440
a
Semiconductors & Semiconductor Equipment 0.2%
a,c,d
Phononic Devices, Inc., F ............................... United States 2,970,061 5,912,774
a
Software 0.1%
a,c,d
Alkami Technology, Inc., F ............................... United States 405,100 6,481,600
a
Textiles, Apparel & Luxury Goods 0.2%
a,c,d
Allbirds , Inc., E ....................................... United States 772,477 8,931,711
a
Total Preferred Stocks (Cost $43,449,215) ......................................
55,684,819
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d
Phononic Devices, Inc., 12/01/29 ......................... United States 511,298 1,127,996
Total Warrants (Cost $47) .....................................................
1,127,996
Principal
Amount
*
f,g
Senior Floating Rate Interests 0.0%
c,d,h
Phononic , Inc., Term Loan, A, 12%, PIK, (1-month USD LIBOR;
3-month USD LIBOR), 1/17/24 .......................... United States 523,663 480,267

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Semiconductors & Semiconductor Equipment (continued)
c,d,h
Phononic , Inc., Term Loan Advance, B, 12%, PIK, (1-month USD
LIBOR), 7/31/26 ..................................... United States 107,694 $ 97,377
577,644
a a a a a a
Total Senior Floating Rate Interests (Cost $619,395) .............................
577,644
Total Long Term Investments (Cost $2,648,870,469) .............................
4,272,106,968
a
Short Term Investments 4.4%
a a
Country Shares
a
Value
a
Money Market Funds 3.5%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 153,680,493 153,680,493
Total Money Market Funds (Cost $153,680,493) .................................
153,680,493
a a a a a
k
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 41,659,325 41,659,325
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $41,659,325) ...........................................................
41,659,325
Total Short Term Investments (Cost $195,339,818 ) ...............................
195,339,818
a
Total Investments (Cost $2,844,210,287) 101.4% ................................
$4,467,446,786
Other Assets, less Liabilities (1.4)% ...........................................
(63,234,628)
Net Assets 100.0% ...........................................................
$4,404,212,158
See Abbreviations on page 78 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2020. See Note 1(c)
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $25,465,458, representing 0.6% of net assets.
f
See Note 1(d) regarding senior floating rate interests.
g
The coupon rate shown represents the rate at period end.
h
Income may be received in additional securities and/or cash.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,880,715,637 $2,111,906,283 $2,648,870,469
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................. 43,907,408 153,711,784 195,339,818
Value - Unaffiliated issuers (Includes securities loaned $7,580,943,
$41,401,258 and $39,009,128 respectively) ................... $4,787,152,019 $3,022,966,935 $4,272,106,968
Value - Non-controlled affiliates (Note 3 f and 9 ) ................. 43,907,408 155,651,784 195,339,818
Cash .................................................. 44,586 — —
Receivables:
Investment securities sold ................................. 3,713,057 7,251,227 3,991,478
Capital shares sold ...................................... 4,149,691 3,971,491 7,610,467
Dividends and interest ................................... 316,552 28,903 450,020
Other assets ............................................ 1,474 963 1,213
Total assets ........................................ 4,839,284,787 3,189,871,303 4,479,499,964
Liabilities:
Payables:
Investment securities purchased ............................ — 20,749,320 21,723,495
Capital shares redeemed ................................. 4,654,146 5,564,053 8,053,122
Management fees ....................................... 2,309,956 1,669,373 1,706,462
Distribution fees ........................................ 1,027,250 294,921 918,615
Transfer agent fees ...................................... 779,001 655,457 1,027,425
Payable upon return of securities loaned ....................... 7,852,835 44,598,950 41,659,325
Accrued expenses and other liabilities ......................... 133,327 81,093 199,362
Total liabilities ....................................... 16,756,515 73,613,167 75,287,806
Net assets, at value ............................... $4,822,528,272 $3,116,258,136 $4,404,212,158
Net assets consist of:
Paid-in capital ........................................... $1,630,707,868 $1,842,533,148 $2,347,786,778
Total distributable earnings (losses) ........................... 3,191,820,404 1,273,724,988 2,056,425,380
Net assets, at value ............................... $4,822,528,272 $3,116,258,136 $4,404,212,158

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $3,538,711,615 $917,327,835 $3,377,035,884
Shares outstanding ...................................... 71,638,419 36,697,927 77,600,378
Net asset value per share
a
................................ $49.40 $25.00 $43.52
Maximum offering price per share (net asset value per share ÷
94.50% ) .............................................. $52.28 $26.46 $46.05
Class C:
Net assets, at value ..................................... $247,145,434 $74,105,743 $170,066,466
Shares outstanding ...................................... 6,291,643 3,817,537 6,496,799
Net asset value and maximum offering price per share
a
........... $39.28 $19.41 $26.18
Class R:
Net assets, at value ..................................... $36,269,834 $66,585,219 $50,717,390
Shares outstanding ...................................... 780,011 2,860,228 1,318,468
Net asset value and maximum offering price per share ........... $46.50 $23.28 $38.47
Class R6:
Net assets, at value ..................................... $464,197,888 $1,498,046,323 $365,949,686
Shares outstanding ...................................... 8,448,007 53,497,701 7,270,601
Net asset value and maximum offering price per share ........... $54.95 $28.00 $50.33
Advisor Class:
Net assets, at value ..................................... $536,203,501 $560,193,016 $440,442,732
Shares outstanding ...................................... 9,910,887 20,383,671 8,953,499
Net asset value and maximum offering price per share ........... $54.10 $27.48 $49.19
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $–, $– and $20,475, respectively)
Unaffiliated issuers ...................................... $9,579,073 $4,648,975 $6,686,765
Interest:
Unaffiliated issuers:
Payment-in-kind ....................................... — — 25,308
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 90,872 414,169 564,112
Total investment income ................................. 9,669,945 5,063,144 7,276,185
Expenses:
Management fees (Note 3 a ) ................................. 12,715,620 9,019,590 9,294,214
Distribution fees: (Note 3c )
Class A .............................................. 4,322,386 1,076,496 3,936,782
Class C .............................................. 1,256,632 381,360 837,115
Class R .............................................. 89,995 162,017 122,663
Transfer agent fees: (Note 3e )
Class A .............................................. 2,013,801 800,449 2,215,923
Class C .............................................. 146,539 70,967 117,899
Class R .............................................. 21,302 60,278 35,263
Class R6 ............................................. 56,961 249,927 68,359
Advisor Class .......................................... 313,534 501,787 284,217
Custodian fees (Note 4 ) .................................... 17,934 20,557 15,393
Reports to shareholders .................................... 137,997 82,985 164,439
Registration and filing fees .................................. 78,440 61,772 77,953
Professional fees ......................................... 45,408 51,888 45,510
Trustees' fees and expenses ................................ 24,270 16,296 21,482
Other .................................................. 39,826 26,939 37,630
Total expenses ....................................... 21,280,645 12,583,308 17,274,842
Expense reductions (Note 4 ) ............................. (13,747) (5,845) (190)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (46,344) (189,048) (112,377)
Net expenses ....................................... 21,220,554 12,388,415 17,162,275
Net investment income (loss) .......................... (11,550,609) (7,325,271) (9,886,090)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 272,905,209 399,725,237 396,253,720
Foreign currency transactions .............................. — — (28,985)
Net realized gain (loss) ................................ 272,905,209 399,725,237 396,224,735
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 717,752,487 382,722,251 755,152,518
Non-controlled affiliates (Note 3 f and 9 ) ..................... — 1,940,000 —
Net change in unrealized appreciation (depreciation) .......... 717,752,487 384,662,251 755,152,518
Net realized and unrealized gain (loss) .......................... 990,657,696 784,387,488 1,151,377,253
Net increase (decrease) in net assets resulting from operations ........ $979,107,087 $777,062,217 $1,141,491,163

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(11,550,609) $(12,850,118) $(7,325,271) $(7,894,136)
Net realized gain (loss) ............ 272,905,209 133,545,617 399,725,237 17,675,243
Net change in unrealized appreciation
(depreciation) ................. 717,752,487 214,046,447 384,662,251 (167,481,598)
Net increase (decrease) in net
assets resulting from operations . 979,107,087 334,741,946 777,062,217 (157,700,491)
Distributions to shareholders:
Class A ........................ — (237,578,955) — (48,340,636)
Class C ........................ — (22,239,105) — (6,520,298)
Class R ........................ — (2,892,923) — (4,473,797)
Class R6 ....................... — (28,916,895) — (64,617,144)
Advisor Class ................... — (38,146,343) — (40,149,307)
Total distributions to shareholders ..... — (329,774,221) — (164,101,182)
Capital share transactions: (Note 2 )
Class A ........................ (57,315,736) 62,785,864 5,873,981 68,255,158
Class C ........................ (21,957,738) (22,481,948) (12,652,828) (12,115,565)
Class R ........................ (2,393,908) (5,745,243) (5,010,461) (11,347,524)
Class R6 ....................... (10,931,645) (39,007,657) (11,250,885) 198,501,453
Advisor Class ................... (46,122,989) (44,198,935) (10,105,648) (237,802,378)
Total capital share transactions ....... (138,722,016) (48,647,919) (33,145,841) 5,491,144
Net increase (decrease) in net
assets ..................... 840,385,071 (43,680,194) 743,916,376 (316,310,529)
Net assets:
Beginning of period ................ 3,982,143,201 4,025,823,395 2,372,341,760 2,688,652,289
End of period ..................... $4,822,528,272 $3,982,143,201 $3,116,258,136 $2,372,341,760

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Small-Mid Cap Growth Fund
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(9,886,090) $(6,543,509)
Net realized gain (loss) ................................................. 396,224,735 192,334,944
Net change in unrealized appreciation (depreciation) ........................... 755,152,518 (99,401,303)
Net increase (decrease) in net assets resulting from operations ................ 1,141,491,163 86,390,132
Distributions to shareholders:
Class A ............................................................. — (425,921,425)
Class C ............................................................. — (36,725,001)
Class R ............................................................. — (8,320,703)
Class R6 ............................................................ — (36,761,924)
Advisor Class ........................................................ — (46,972,961)
Total distributions to shareholders .......................................... — (554,702,014)
Capital share transactions: (Note 2 )
Class A ............................................................. (25,831,938) 190,363,531
Class C ............................................................. (16,330,110) (152,558)
Class R ............................................................. (4,432,621) (2,601,164)
Class R6 ............................................................ 60,639,288 (3,283,468)
Advisor Class ........................................................ 26,269,237 (15,986,912)
Total capital share transactions ............................................ 40,313,856 168,339,429
Net increase (decrease) in net assets ................................... 1,181,805,019 (299,972,453)
Net assets:
Beginning of period ..................................................... 3,222,407,139 3,522,379,592
End of period .......................................................... $4,404,212,158 $3,222,407,139

Franklin Strategic Series
55
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class C, Class R, Class R6, and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might

Franklin Strategic Series
Notes to Financial Statements (unaudited)
56
franklintempleton.com
Semiannual Report
call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may
arise between the value of the Funds' portfolio securities
as determined at the foreign market close and the latest
indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American
Depositary Receipts, futures contracts and exchange traded
funds). These price movements are measured against
established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may
call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the
securities may be valued using fair value procedures, which
may include the use of independent pricing services.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement in the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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d. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom's Financial
Conduct Authority announced its intention to cease
sustaining LIBOR after 2021. There remains uncertainty
regarding the future utilization of LIBOR and the nature
of any replacement rate. As such, the potential effect of
a transition away from LIBOR on the Fund or the Fund's
investments that use or may use a floating rate based on
LIBOR cannot yet be determined.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

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and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2020
Shares sold
a
................................... 4,760,414 $226,500,701 4,345,330 $101,385,199
Shares redeemed ............................... (5,943,862) (283,816,437) (4,084,220) (95,511,218)
Net increase (decrease) .......................... (1,183,448) $(57,315,736) 261,110 $5,873,981
Year ended April 30, 2020
Shares sold
a
................................... 9,010,676 $350,593,688 9,570,599 $191,507,079
Shares issued in reinvestment of distributions .......... 5,700,998 220,628,503 2,179,464 46,378,986
Shares redeemed ............................... (13,139,219) (508,436,327) (8,559,848) (169,630,907)
Net increase (decrease) .......................... 1,572,455 $62,785,864 3,190,215 $68,255,158
Class C
Class C Shares:
Six Months ended October 31, 2020
Shares sold ................................... 651,003 $24,474,252 179,748 $3,291,440
Shares redeemed
a
.............................. (1,216,963) (46,431,990) (872,530) (15,944,268)
Net increase (decrease) .......................... (565,960) $(21,957,738) (692,782) $(12,652,828)
Year ended April 30, 2020
Shares sold ................................... 1,293,129 $40,701,483 568,029 $8,922,309
Shares issued in reinvestment of distributions .......... 702,780 21,772,176 377,981 6,285,830
Shares redeemed
a
.............................. (2,670,750) (84,955,607) (1,712,157) (27,323,704)
Net increase (decrease) .......................... (674,841) $(22,481,948) (766,147) $(12,115,565)
Class R
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

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Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended October 31, 2020
Shares sold ................................... 98,310 $4,384,865 319,511 $6,919,530
Shares redeemed ............................... (150,606) (6,778,773) (552,595) (11,929,991)
Net increase (decrease) .......................... (52,296) $(2,393,908) (233,084) $(5,010,461)
Year ended April 30, 2020
Shares sold ................................... 153,696 $5,674,779 629,374 $11,840,906
Shares issued in reinvestment of distributions .......... 77,840 2,841,942 224,509 4,458,744
Shares redeemed ............................... (386,976) (14,261,964) (1,464,103) (27,647,174)
Net increase (decrease) .......................... (155,440) $(5,745,243) (610,220) $(11,347,524)
Class R6
Class R6 Shares:
Six Months ended October 31, 2020
Shares sold ................................... 819,532 $43,702,564 6,355,370 $166,510,351
Shares redeemed ............................... (1,086,960) (54,634,209) (6,806,827) (177,761,236)
Net increase (decrease) .......................... (267,428) $(10,931,645) (451,457) $(11,250,885)
Year ended April 30, 2020
Shares sold ................................... 1,145,175 $48,845,021 19,214,024 $441,200,848
Shares issued in reinvestment of distributions .......... 497,757 21,363,741 2,403,945 57,093,695
Shares redeemed ............................... (2,557,431) (109,216,419) (13,369,234) (299,793,090)
Net increase (decrease) .......................... (914,499) $(39,007,657) 8,248,735 $198,501,453
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2020
Shares sold ................................... 612,690 $31,825,996 3,897,277 $99,333,329
Shares redeemed ............................... (1,500,687) (77,948,985) (4,200,120) (109,438,977)
Net increase (decrease) .......................... (887,997) $(46,122,989) (302,843) $(10,105,648)
Year ended April 30, 2020
Shares sold ................................... 1,896,594 $77,753,071 5,254,643 $114,830,032
Shares issued in reinvestment of distributions .......... 881,490 37,286,998 1,514,761 35,354,523
Shares redeemed ............................... (3,804,471) (159,239,004) (17,129,278) (387,986,933)
Net increase (decrease) .......................... (1,026,387) $(44,198,935) (10,359,874) $(237,802,378)
2. Shares of Beneficial Interest
(continued)

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Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2020
Shares sold
a
................................... 5,664,146 $228,791,175
Shares redeemed ............................... (6,310,771) (254,623,113)
Net increase (decrease) .......................... (646,625) $(25,831,938)
Year ended April 30, 2020
Shares sold
a
................................... 10,129,339 $347,408,925
Shares issued in reinvestment of distributions .......... 12,415,749 403,511,847
Shares redeemed ............................... (16,517,051) (560,557,241)
Net increase (decrease) .......................... 6,028,037 $190,363,531
Class C
Class C Shares:
Six Months ended October 31, 2020
Shares sold ................................... 587,311 $14,189,401
Shares redeemed
a
.............................. (1,247,469) (30,519,511)
Net increase (decrease) .......................... (660,158) $(16,330,110)
Year ended April 30, 2020
Shares sold ................................... 923,627 $20,355,427
Shares issued in reinvestment of distributions .......... 1,836,941 36,150,992
Shares redeemed
a
.............................. (2,541,653) (56,658,977)
Net increase (decrease) .......................... 218,915 $(152,558)
Class R
Class R Shares:
Six Months ended October 31, 2020
Shares sold ................................... 201,470 $7,360,368
Shares redeemed ............................... (323,780) (11,792,989)
Net increase (decrease) .......................... (122,310) $(4,432,621)
Year ended April 30, 2020
Shares sold ................................... 266,016 $8,098,504
Shares issued in reinvestment of distributions .......... 285,909 8,231,336
Shares redeemed ............................... (618,220) (18,931,004)
Net increase (decrease) .......................... (66,295) $(2,601,164)
Class R6
Class R6 Shares:
Six Months ended October 31, 2020
Shares sold ................................... 2,205,271 $106,305,783
Shares redeemed ............................... (978,786) (45,666,495)
Net increase (decrease) .......................... 1,226,485 $60,639,288
Year ended April 30, 2020
Shares sold ................................... 1,909,281 $74,347,388
Shares issued in reinvestment of distributions .......... 888,615 33,287,500
Shares redeemed ............................... (2,947,420) (110,918,356)
Net increase (decrease) .......................... (149,524) $(3,283,468)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2020
Shares sold ................................... 1,570,581 $70,064,095
Shares redeemed ............................... (946,055) (43,794,858)
Net increase (decrease) .......................... 624,526 $26,269,237
Year ended April 30, 2020
Shares sold ................................... 1,829,927 $68,814,106
Shares issued in reinvestment of distributions .......... 1,212,081 44,434,905
Shares redeemed ............................... (3,356,267) (129,235,923)
Net increase (decrease) .......................... (314,259) $(15,986,912)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

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Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2020, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans,
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.537% 0.609% 0.455%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $224,882 $83,676 $211,686
CDSC retained ........................... $12,723 $7,977 $11,272
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $1,051,698 $738,735 $929,882
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2020, investments in affiliated management investment companies were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $47,687,960 $421,482,200 $(457,133,513) $— $— $12,036,647 12,036,647 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $9,585,975 $329,028,545 $(330,761,685) $ — $ — $7,852,835 7,852,835 $—
Total Affiliated Securities .... $57,273,935 $750,510,745 $(787,895,198) $— $— $19,889,482 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $74,538,382 $395,089,612 $(380,515,135) $— $— $89,112,859 89,112,859 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $34,288,350 $285,073,313 $(274,762,738) — — $44,598,925 44,598,925 $—
Total Affiliated Securities .... $108,826,732 $680,162,925 $(655,277,873) $— $— $133,711,784 $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $52,245,134 $542,685,062 $(441,249,703) $— $— $153,680,493 153,680,493 $—
3. Transactions with Affiliates
(continued)

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g. Waiver and Expense Reimbursements
For Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund, Investor
Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed
0.03% based on the average net assets of the class until August 31, 2021.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2020 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2020, the deferred losses were as follows:
At October 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $14,660,525 $162,807,673 $(135,808,873) $ — $ — $41,659,325 41,659,325 $—
Total Affiliated Securities .... $66,905,659 $705,492,735 $(577,058,576) $— $— $195,339,818 $—
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
1 1 1 1
Post-October capital losses ................ $ — $ 16,223,354 $ 46,315,087
Late-year ordinary losses .................. 5,136,150 3,339,517 2,637,568
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2020, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $1,924,623,045 $2,264,512,642 $2,844,210,287
Unrealized appreciation ..................... $2,916,405,332 $1,042,077,851 $1,689,060,491
Unrealized depreciation ..................... (9,968,951) (129,077,198) (65,823,992)
Net unrealized appreciation (depreciation) ....... $2,906,436,381 $913,000,653 $1,623,236,499
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $488,569,019 $708,354,578 $1,105,050,448
Sales .................................. $613,006,518 $748,332,892 $1,164,380,944
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
255,039 Avidxchange , Inc. ............................ 7/31/20 $ 12,499,971 $ 12,499,971
2,610,594 ClearMotion , Inc., C .......................... 11/06/17 5,499,999 6,809,870
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 10,567,181
642,459 Confluent, Inc., E ............................ 4/13/20 9,616,776 9,616,776
920,577 Fanatics, Inc., E ............................. 8/13/20 15,916,776 15,767,643
5. Income Taxes
(continued)

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Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
230,802 Figs, Inc. .................................. 10/23/20 $ 17,756,521 $ 17,756,521
201,294 Gitlab , Inc., E ............................... 9/11/19 3,749,986 8,051,760
207,551 HashiCorp , Inc., E ........................... 3/06/20 12,004,812 14,792,293
1,673,284 Legalzoom.com, Inc .......................... 7/20/18 16,479,338 22,391,396
1,196,245 Marqeta , Inc. ............................... 8/20/20 10,353,396 10,919,384
181,494 Marqeta , Inc., A ............................. 10/09/20 2,172,357 2,087,181
19,136 Marqeta , Inc., B ............................. 10/21/20 229,632 229,632
509,182 Optoro , Inc., E .............................. 7/24/18 10,020,702 13,113,596
2,362,202 Proterra , Inc., 144A, 5 ........................ 9/21/16 - 1/13/17 11,896,616 35,150,615
596,775 Proterra , Inc., 144A, 6 ........................ 6/07/17 3,306,052 8,880,277
780,667 Proterra , Inc., 7 ............................. 5/21/18 - 9/18/18 5,094,960 11,616,672
289,016 Proterra , Inc., 8 ............................. 8/02/19 1,996,378 4,300,686
928,488 Sweetgreen , Inc., H .......................... 11/09/18 12,107,484 14,767,846
100,835 Sweetgreen , Inc., I ........................... 9/16/19 1,724,278 1,781,490
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 11,517,955
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 8,336,143
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 17,772,425
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,427 5,090,745
5,028,735 Wheels Up Partners LLC, D .................... 5/16/19 - 8/02/19 17,499,998 20,826,898
Total Restricted Securities (Value is 5.89% of Net Assets) ............. $212,781,630 $284,644,956
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
343,750 Alkami Technology, Inc., F ..................... 9/24/20 $ 5,500,000 $ 5,500,000
1,297,305 Allbirds , Inc., E .............................. 9/22/20 14,999,998 14,999,998
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 10,567,181
1,431,280 Legalzoom.com, Inc .......................... 7/20/18 14,095,961 19,152,970
1,199,415 Marqeta , Inc. ............................... 8/20/20 10,000,003 10,948,320
508,130 Optoro , Inc., E .............................. 7/24/18 9,999,998 13,086,502
2,000,000 Paya Holdings, Inc. .......................... 10/16/20 20,000,000 21,940,000
1,787,047 Proterra , Inc., 144A, 5 ........................ 9/21/16 - 1/13/17 8,999,998 26,592,053
1,310,834 Proterra , Inc., 144A, 6 ........................ 6/07/17 - 1/02/18 7,261,842 19,505,792
536,367 Proterra , Inc., 7 ............................. 5/21/18 3,500,556 7,981,379
596,471 Rent the Runway, Inc., 144A, F ................. 3/21/19 13,333,328 12,797,090
203,515 Rent the Runway, Inc., G ...................... 4/30/20 3,000,006 3,606,110
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 10,412,764
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 2,809,136
383,435 Sweetgreen , Inc., H .......................... 11/09/18 4,999,993 6,098,635
41,641 Sweetgreen , Inc., I ........................... 9/16/19 712,061 735,687
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula Technology, Inc., E ....................... 9/08/17 6,500,000 6,919,423
8. Restricted Securities
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9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2020, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
4,310,344 Wheels Up Partners LLC, D .................... 5/16/19 - 8/02/19 $ 14,999,997 $ 17,851,626
Total Restricted Securities (Value is 6.78% of Net Assets) ............. $162,003,731 $211,504,666
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
405,100 Alkami Technology, Inc., F ..................... 9/24/20 $ 6,481,600 $ 6,481,600
772,477 Allbirds , Inc., E .............................. 9/22/20 8,931,711 8,931,711
775,014 Fanatics, Inc., E ............................. 8/13/20 13,399,992 13,274,440
1,070,236 Marqeta , Inc. ............................... 8/20/20 8,922,985 9,769,168
511,298 Phononic Devices, Inc., 12/01/29 ................ 1/17/20 47 1,127,996
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 5,912,774
523,663
Phononic Devices, Inc., Term Loan, A, 12%, PIK,
1/17/24 .................................. 1/21/20 513,890 480,267
107,694
Phononic , Inc., Term Loan Advance, B, 12%, PIK,
7/31/26 .................................. 8/25/20 105,505 97,377
1,416,913 Proterra , Inc., 144A, 5 ........................ 9/21/16 7,135,914 21,084,294
Total Restricted Securities (Value is 1.52% of Net Assets) ............. $52,991,642 $67,159,627
*
In U.S. dollars unless otherwise indicated.
8. Restricted Securities
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10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2020, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Avidxchange , Inc. ........ $ — $ 12,499,971 $ — $ — $ — $ 12,499,971 255,039 $ —
Talkdesk , Inc., C ......... — 11,517,955 — — — 11,517,955 1,753,060 —
Total Affiliated Securities
(Value is 0.5%
*
of Net Assets) $— $24,017,926 $— — — $24,017,926 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Paya Holdings, Inc. ....... — 20,000,000
a
— — 1,940,000 21,940,000 2,000,000 —
Total Affiliated Securities
(Value is 0.7%
*
of Net Assets) $— $20,000,000 $— — 1,940,000 $21,940,000 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
9. Holdings of 5% Voting Securities of Portfolio Companies
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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 18,653,447 $ — $ — $ 18,653,447
Automobiles .......................... 31,860,024 — — 31,860,024
Beverages ........................... 52,649,218 — — 52,649,218
Biotechnology ......................... 104,096,240 — — 104,096,240
Capital Markets ........................ 246,955,202 — — 246,955,202
Chemicals ........................... 58,596,124 — — 58,596,124
Commercial Services & Supplies ........... 13,990,022 — 22,391,396 36,381,418
Entertainment ......................... 23,757,968 — — 23,757,968
Equity Real Estate Investment Trusts (REITs) . 141,809,555 — — 141,809,555
Food Products ........................ 61,938,181 — — 61,938,181
Health Care Equipment & Supplies ......... 337,185,047 — — 337,185,047
Health Care Providers & Services .......... 103,617,433 — — 103,617,433
Health Care Technology ................. 101,373,259 — — 101,373,259
Hotels, Restaurants & Leisure ............. 47,984,708 — — 47,984,708
Industrial Conglomerates ................ 79,049,597 — — 79,049,597
Insurance ............................ 2,595,951 — — 2,595,951
Interactive Media & Services .............. 162,960,130 — — 162,960,130
Internet & Direct Marketing Retail .......... 449,831,172 — 10,919,384 460,750,556
IT Services ........................... 626,520,989 — — 626,520,989
Leisure Products ....................... 28,183,783 — — 28,183,783
Life Sciences Tools & Services ............ 20,205,959 27,001,112 — 47,207,071
Media ............................... 45,239,500 — — 45,239,500
Pharmaceuticals ....................... 80,750,832 — — 80,750,832
Professional Services ................... 247,274,840 — — 247,274,840
Road & Rail .......................... 44,847,852 — — 44,847,852
Semiconductors & Semiconductor Equipment . 173,550,319 — — 173,550,319
Software ............................. 908,970,791 — 12,499,971 921,470,762
Specialty Retail ........................ 9,961,820 — — 9,961,820
Technology Hardware, Storage & Peripherals . 180,397,131 — — 180,397,131
Textiles, Apparel & Luxury Goods .......... 31,817,358 — 17,756,521 49,573,879
Wireless Telecommunication Services ....... 62,899,425 — — 62,899,425
Preferred Stocks ........................ — — 221,077,684 221,077,684
Short Term Investments ................... 19,889,482 — — 19,889,482
Total Investments in Securities ........... $4,519,413,359 $27,001,112 $284,644,956 $4,831,059,427
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 169,493,011 — — 169,493,011
Airlines .............................. 52,994,100 — — 52,994,100
Banks ............................... 73,549,247 — — 73,549,247
Biotechnology ......................... 347,193,994 — — 347,193,994
Capital Markets ........................ 92,175,876 — — 92,175,876
Chemicals ........................... 37,575,568 — — 37,575,568
Commercial Services & Supplies ........... 38,614,099 — 19,152,970 57,767,069
Communications Equipment .............. 59,711,259 — — 59,711,259
Construction & Engineering ............... 61,995,121 — — 61,995,121
Consumer Finance ..................... 26,481,467 — — 26,481,467
Diversified Consumer Services ............ 30,744,551 — — 30,744,551
9. Holdings of 5% Voting Securities of Portfolio Companies
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Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 11,309,190 $ — $ — $ 11,309,190
Equity Real Estate Investment Trusts (REITs) . 41,679,266 — — 41,679,266
Food & Staples Retailing ................. 39,595,990 — — 39,595,990
Food Products ........................ 66,949,189 — — 66,949,189
Health Care Equipment & Supplies ......... 200,585,782 — — 200,585,782
Health Care Providers & Services .......... 53,230,321 — — 53,230,321
Health Care Technology ................. 95,915,805 — — 95,915,805
Hotels, Restaurants & Leisure ............. 157,452,695 — — 157,452,695
Household Durables .................... 67,403,291 — — 67,403,291
Insurance ............................ 36,077,015 — — 36,077,015
Internet & Direct Marketing Retail .......... — — 10,948,320 10,948,320
IT Services ........................... 157,715,145 — 21,940,000 179,655,145
Life Sciences Tools & Services ............ 39,908,679 — — 39,908,679
Machinery ............................ 38,942,200 — — 38,942,200
Personal Products ..................... 23,067,348 — — 23,067,348
Pharmaceuticals ....................... 94,489,693 — — 94,489,693
Semiconductors & Semiconductor Equipment . 167,521,171 — — 167,521,171
Software ............................. 263,767,946 — — 263,767,946
Specialty Retail ........................ 195,662,233 — — 195,662,233
Textiles, Apparel & Luxury Goods .......... 25,994,427 — — 25,994,427
Trading Companies & Distributors .......... 65,606,590 — — 65,606,590
Preferred Stocks ........................ — — 159,463,376
a
159,463,376
Short Term Investments ................... 133,711,784 — — 133,711,784
Total Investments in Securities ........... $2,967,114,053 $— $211,504,666 $3,178,618,719
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 49,087,414 — — 49,087,414
Airlines .............................. 18,579,100 — — 18,579,100
Banks ............................... 17,721,873 — — 17,721,873
Biotechnology ......................... 166,972,937 — — 166,972,9,37
Capital Markets ........................ 192,311,153 — — 192,311,153
Chemicals ........................... 19,470,326 — — 19,470,326
Commercial Services & Supplies ........... 46,641,930 — — 46,641,930
Communications Equipment .............. 9,290,295 — — 9,290,295
Construction Materials .................. 38,354,400 — — 38,354,400
Containers & Packaging ................. 52,955,000 — — 52,955,000
Electronic Equipment, Instruments &
Components ........................ 105,056,195 — — 105,056,195
Entertainment ......................... 122,464,522 — — 122,464,522
Equity Real Estate Investment Trusts (REITs) . 83,547,135 — — 83,547,135
Food & Staples Retailing ................. 18,708,500 — — 18,708,500
Health Care Equipment & Supplies ......... 277,504,245 — — 277,504,245
Health Care Providers & Services .......... 93,189,431 — — 93,189,431
Health Care Technology ................. 80,129,342 — 34,116,654 114,245,996
Hotels, Restaurants & Leisure ............. 225,978,622 — — 225,978,622
Household Durables .................... 43,088,681 — — 43,088,681
Household Products .................... 40,270,484 — — 40,270,484
Interactive Media & Services .............. 104,550,594 — — 104,550,594
Internet & Direct Marketing Retail .......... 39,736,691 — 9,769,168 49,505,859
IT Services ........................... 503,337,908 — — 503,337,908
11. Fair Value Measurements
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Leisure Products ....................... $ 20,410,892 $ — $ — $ 20,410,892
Life Sciences Tools & Services ............ 159,285,101 — — 159,285,101
Machinery ............................ 95,547,330 — — 95,547,330
Personal Products ..................... 19,648,947 — — 19,648,947
Pharmaceuticals ....................... 88,963,164 — — 88,963,164
Professional Services ................... 215,036,208 — — 215,036,208
Road & Rail .......................... 57,294,876 — — 57,294,876
Semiconductors & Semiconductor Equipment . 282,146,358 — — 282,146,358
Software ............................. 693,817,683 — — 693,817,683
Specialty Retail ........................ 116,676,390 — — 116,676,390
Textiles, Apparel & Luxury Goods .......... 40,893,840 — — 40,893,840
Trading Companies & Distributors .......... 32,163,120 — — 32,163,120
Preferred Stocks ........................ — — 55,684,819 55,684,819
Warrants .............................. — — 1,127,996 1,127,996
Senior Floating Rate Interests ............... — — 577,644 577,644
Short Term Investments ................... 195,339,818 — — 195,339,818
Total Investments in Securities ........... $4,366,170,505 $— $101,276,281 $4,467,446,786
a
Includes securities determined to have no value at October 31, 2020.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Commercial Services &
Supplies ........ $ 20,046,660 $ — $ — $ — $ — $ — $ — $ 2,344,736 $ 22,391,396 $ 2,344,736
Internet & Direct
Marketing Retail ... — 10,353,395 — — — — — 565,989 10,919,384 565,989
Software .......... 43,653,245 12,499,971 — — (52,300,561) — — 8,647,316 12,499,971 8,647,316
Textiles, Apparel & Luxury
Goods ......... — 17,756,521 — — — — — — 17,756,521 —
Preferred Stocks :
Airlines .......... 17,193,220 — — — — — — 3,633,678 20,826,898 3,633,678
Automobiles ....... 33,649,056 — — — — — — 26,299,194 59,948,250 26,299,194
Commercial Services &
Supplies ........ 13,293,475 — — — — — — (179,879) 13,113,596 (179,879)
Food & Staples Retailing 15,056,118 — — — — — — 1,493,218 16,549,336 1,493,218
Health Care Providers &
Services ........ 20,693,106 — — — — — — 2,170,064 22,863,170 2,170,064
Internet & Direct
Marketing Retail ... — 18,318,765 — — — — — (234,309) 18,084,456 (234,309)
IT Services ........ 12,004,812 — — — — — — 2,787,481 14,792,293 2,787,481
11. Fair Value Measurements
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Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund (continued)
Assets:
Investments in Securities:
Preferred Stocks:
Software .......... $ 38,260,725 $ 11,517,955 $ — $ — $ — $ — $ — $ 5,121,005 $ 54,899,685 $ 5,121,005
Total Investments in Securities . $213,850,417 $70,446,607 $— $— $(52,300,561) $— $— $52,648,493 $284,644,956 $52,648,493
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Commercial Services &
Supplies ........ 17,147,349 — — — — — — 2,005,621 19,152,970 2,005,621
Hotels, Restaurants &
Leisure ......... 60,602,791 — (74,522,452) — — — 47,970,632 (34,050,971) — —
Internet & Direct
Marketing Retail ... — 10,000,003 — — — — — 948,317 10,948,320 948,317
IT Services ........ — 20,000,000 — — — — — 1,940,000 21,940,000 1,940,000
Warrants :
Hotels, Restaurants &
Leisure ......... 637,467 — (1,551,306) — — — 1,551,301 (637,462) — —
Preferred Stocks :
Airlines .......... 14,737,045 — — — — — — 3,114,581 17,851,626 3,114,581
Auto Components .... 7,165,798
c
— — — — — — (246,375) 6,919,423
c
(246,375)
Automobiles ....... 30,354,762 — — — — — — 23,724,462 54,079,224 23,724,462
Commercial Services &
Supplies ........ 13,266,009 — — — — — — (179,507) 13,086,502 (179,507)
Food & Staples Retailing 6,217,673 — — — — — — 616,649 6,834,322 616,649
Software .......... 23,409,805 5,500,000 — — — — — 379,276 29,289,081 379,276
Specialty Retail ..... 14,399,688 — — — — — — 2,003,512 16,403,200 2,003,512
Textiles, Apparel & Luxury
Goods ......... — 14,999,998 — — — — — — 14,999,998 —
Escrows and Litigation
Trusts ........... —
c
— —
c
— — — — — — —
Total Investments in Securities . $187,938,387 $50,500,001 $(76,073,758) $— $— $— $49,521,933 $(381,897) $211,504,666 $34,306,536
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Health Care Technology — 2,877,086 (2,019,803) 33,339,500 — — 1,709,746 (1,789,875) 34,116,654 (1,789,875)
Hotels, Restaurants &
Leisure ......... 48,788,058
c
— (42,128,919) — — — 20,809,223 (27,468,362) — —
Internet & Direct
Marketing Retail ... — 8,922,986 — — — — — 846,182 9,769,168 846,182
Warrants :
Hotels, Restaurants &
Leisure ......... 140,884 — (1,034,479) — — — 973,870 (80,275) — —
Semiconductors &
Semiconductor
Equipment ....... 628,432 — — — — — — 499,564 1,127,996 499,564
Preferred Stocks :
Automobiles ....... 11,834,651 — — — — — — 9,249,644 21,084,29 5 9,249,644
11. Fair Value Measurements
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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Preferred Stocks:
Internet & Direct
Marketing Retail ... $ — $ 13,399,992 $ — $ — $ — $ — $ — $ (125,552) $ 13,274,440 $ (125,552)
Semiconductors &
Semiconductor
Equipment ....... 3,875,755 — — — — — — 2,037,018 5,912,77 3 2,037,018
Software .......... 23,281,742 6,481,600 — — (27,893,645) — — 4,611,903 6,481,600 —
Textiles, Apparel & Luxury
Goods ......... — 8,931,711 — — — — — — 8,931,711 —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 394,282 138,23 2 — — — 231 — 44,899 577,644 44,899
Escrows and Litigation
Trusts ........... —
c
— —
c
— — — — — — —
Total Investments in Securities . $88,943,804 $40,751,607 $(45,183,201) $33,339,500 $(27,893,645) $231 $23,492,839 $(12,174,854) $101,276,281 $10,761,880
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stock:
Commercial Services and
Supplies
..................
$22,391,396 Discounted cash flow Discount for lack of
marketability
9.3% Decrease
c
Discount rate 11.4% Decrease
d
Long term growth rate 4.0% Increase
d
Preferred Stocks:
Airlines
...............
20,826,898 Discounted cash flow Discount for lack of
marketability
13.2% Decrease
c
Discount rate 10.6% Decrease
d
Long term growth rate 3.0% Increase
c
11. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)
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Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Automobiles
............
55,647,564 Discounted cash flow Discount for lack of
marketability
11.1% Decrease
c
Discount rate 11.4% Decrease
Terminal Multiple 23.5x Increase
Market comparables EV / revenue 10.8x Increase
c
Commercial Services &
Supplies
..................
13,113,596 Discounted cash flow Discount for lack of
marketability
9.5% Decrease
c
Discount rate 19.6% Decrease
C
Long term growth rate 5.0% Increase
Food & Staples Retailing
..
14,767,846 Discounted cash flow Discount for lack of
marketability
8.1% Decrease
Discount rate 12.4% Decrease
Terminal Multiple 32.5x Increase
c
Market comparables EV / revenue 4.1x Increase
c
Health Care Providers &
Services
..................
22,863,170 Discounted cash flow Discount for lack of
marketability
10.0% Decrease
Discount rate 9.4% Decrease
d
Long term growth rate 5.0% Increase
c
Internet & Direct Marketing
Retail
....................
15,767,643 Market comparables EV / EBITA multiple 28.2x Increase
c
EV / revenue multiple 3.2x Increase
c
Discount for lack of
marketability
15.5% Decrease
c
IT Services
............
14,792,293 Discounted cash flow Discount for lack of
marketability
12.3% Decrease
c
EV / revenue 23.1x – 31.2x
(27.2x)
Increase
Software
..............
25,713,194 Discounted cash flow Discount for lack of
marketability
13.0% - 18.8%
(16.9%)
Decrease
c
Discount rate 9.0% - 10.7%
(10.1%)
Decrease
c
Long term growth rate 2.0% Increase
Terminal Multiple 26.9x Increase
d
All Other Investments
.........
78,761,356
e
Total
.......................
$284,644,956
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Commercial Services and
Supplies
..................
$19,152,970 Discounted cash flow Discount for lack of
marketability
9.3% Decrease
c
11. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)
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Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Discount rate 11.4% Decrease
d
Long term growth rate 4.0% Increase
d
Preferred Stocks:
Airlines
...............
17,851,626 Discounted cash flow Discount for lack of
marketability
13.2% Decrease
c
Discount rate 10.6% Decrease
d
Long term growth rate 3.0% Increase
c
Auto Components
.......
6,919,423 Market comparables EV / EBITDA multiple 17.5x - 22.2x
(20.6x)
Increase
EV / revenue multiple 12.3x Decrease
Discount for lack of
marketability
8.4% Increase
c
Automobiles
............
54,079,224 Discounted cash flow Discount for lack of
marketability
11.1% Decrease
c
Discount rate 11.4% Decrease
Terminal Multiple 23.5x Increase
Market comparables EV / revenue 10.8x Increase
c
Commercial Services &
Supplies
..................
13,086,502 Discounted cash flow Discount for lack of
marketability
9.5% Decrease
c
Discount rate 19.6% Decrease
C
Long term growth rate 5.0% Increase
Food & Staples Retailing
..
6,098,635 Discounted cash flow Discount for lack of
marketability
8.1% Decrease
Discount rate 12.4% Decrease
Terminal Multiple 32.5x Increase
c
Market comparables EV / revenue 4.1% Increase
c
Software
...............
20,979,945 Discounted cash flow Discount for lack of
marketability 18.8
Decrease
c
Discount rate
10.7
Decrease
c
Long term growth rate 2.0% Increase
Market comparables Discount for lack of
marketability
6.2% Decrease
c
EV / revenue 3.4x Increase
Specialty Retail
.........
16,403,200 Discounted cash flow Discount for lack of
marketability
16.7% Decrease
c
Discount rate 13.6% Decrease
d
Long term growth rate 4.0% Increase
c
All Other Investments
............
56,933,141
e.f
Total
.........................
$211,504,666
11. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)
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12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Internet & Direct Marketing
Retail
.....................
$13,274,440 Market comparables EV / EBITDA multiple 28.2x Increase
c
EV / revenue multiple 3.2x Increase
c
Discount for lack of
marketability
15.5% Decrease
c
Preferred Stocks:
Automobiles
............
21,084,294 Discounted cash flow Discount for lack of
marketability
11.1% Decrease
c
Discount rate 11.4% Decrease
Terminal multiple 23.5x Increase
Market comparables EV / revenue 10.8x Increase
c
Semiconductors &
Semiconductor Equipment
.....
$5,912,774 Discounted cash flow Discount rate 16.3% Decrease
Discount for lack of
marketability
14.6% Decrease
c
Terminal multiple 18.0x Increase
Market comparables EV / revenue 6.4x – 6.9x
(6.7x)
Increase
All Other Investments
..........
61,004,773
e
Total
.......................
$101,276,281
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at October 31, 2020.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipts
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
Currency
USD
United States Dollar
12. New Accounting Pronouncements
(continued)

Franklin Strategic Series
Shareholder Information
79
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Semiannual Report
Liquidity Risk Management Program –
Funds no HLIM
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Strategic Series
Shareholder Information
80
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Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FSS1 S 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
October 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended October 31, 2020, first- and
second-quarter 2020 data reported during the period
indicated that the U.S. economy contracted in response
to the novel coronavirus (COVID-19) pandemic. In the
third quarter, the economy recovered substantially based
on increased business and residential investment and
consumer spending. Before the reporting period, the
U.S. Federal Reserve (Fed), in its efforts to support U.S.
economic activity, lowered the federal funds rate twice in
March 2020 and implemented broad quantitative easing
measures to support credit markets. During the reporting
period, the Fed held its key rate unchanged at 0.25%, but
continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
U.S. equity prices rose considerably during the period,
helped by monetary and fiscal actions and optimism about
the economy, which propelled valuations to all-time highs
in September before stocks trended lower amid renewed
investor concerns. In this environment, U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index, posted a
strong positive total return for the six-month period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Economic and Market Overview
....................
3
Franklin Biotechnology Discovery Fund
..............
4
Franklin Natural Resources Fund
...................
10
Financial Highlights and Statements of Investments
...
16
Financial Statements
.............................
30
Notes to Financial Statements
.....................
34
Shareholder Information
..........................
47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500
®
), advanced significantly during the six
months ended October 31, 2020, as markets continued to
recover from the disruption caused by the novel coronavirus
(COVID-19) pandemic. The nascent equity market recovery
that began in late March gained momentum during the
period, supported by monetary and fiscal measures, which
drove stocks, as measured by the S&P 500, to all-time price
highs in early September, before retreating in the period’s
final months.
The U.S. Federal Reserve (Fed) continued its efforts to
support the U.S. economy by maintaining the federal
funds target rate at a range of 0.00%–0.25%, expanding
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with unlimited
amounts of bond purchasing. Furthermore, the Fed signaled
that interest rates would potentially remain low, even if
inflation persistently exceeded the Fed’s 2% target.
Pandemic-related restrictions implemented prior to the
period caused stiff economic headwinds. The longest U.S.
economic expansion in history ended in February 2020,
according to the National Bureau of Economic Research,
and the country slipped into a deep recession with second-
quarter 2020 gross domestic product (GDP) posting a record
annualized decline. Optimism about an economic rebound
amid the government’s fiscal and monetary stimulus, along
with rising retail sales and resilient consumer spending,
drove a sharp equity rally throughout much of the summer.
Improving economic activity led third-quarter GDP to
expand at a record annualized pace, while declining jobless
claims drove the unemployment rate from a pandemic
high of 14.7% in April to 6.9% in October.
1
Optimism about
treatments and potential vaccines for COVID-19 also
supported stock prices.
However, stocks declined in the period’s last two months
amid investor concerns that the economic recovery was
stalling, as new job growth slowed and unemployment
claims remained high. Concerns that possible new
restrictions due to rising COVID-19 cases could disrupt the
economic recovery, the government’s lack of consensus
about additional stimulus and uncertainties surrounding
the upcoming presidential election also tempered investor
enthusiasm.
The foregoing information reflects our analysis and opinions as of October 31, 2020. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics.

4
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Semiannual Report
Franklin Biotechnology Discovery Fund
This semiannual report for Franklin Biotechnology Discovery
Fund covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. The Fund invests at
least 80% of its net assets in securities of biotechnology
companies and discovery research firms located in the U.S.
and other countries.
Performance Overview
The Fund’s Class A shares posted a +12.54% cumulative
total return for the six months under review. In comparison, the NASDAQ Biotechnology Index
®
, which tracks U.S. and
international-based biotechnology stocks, posted a +5.34%
total return.
1
Also in comparison, the Standard & Poor’s
500 Index (S&P 500), which is a broad measure of the U.S.
stock market, posted a +13.29% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential to
generate income. We rely on a team of analysts to help
provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead
to growth in earnings and/or share price. Competitive
advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Manager’s Discussion
During the six months under review, the biotechnology
industry experienced relatively low levels of volatility.
However, please keep in mind that volatility is not uncommon in the biotechnology industry, and we seek to take advantage of short-term volatility by initiating positions or adding to existing holdings in companies we believe are undervalued.
The Fund’s absolute returns were boosted by a considerable
rally across biotechnology holdings, which made up a
majority of the portfolio. The Fund began the period with an elevated cash position, most of which was deployed into new
or additional purchases of biotechnology and pharmaceutical
stocks.
Company-specific successes tied to clinical trials, product
launches, and merger-and-acquisition (M&A) activity had a
dramatic positive impact on the equity values of numerous
holdings, including vaccine developer Novavax. The
company’s share continued rising steeply through July as the company appeared closer to producing a COVID-19 vaccine,
which has attracted substantial U.S. government funding.
The company’s history of developing effective vaccines for
the seasonal flu, malaria, Ebola and other diseases made
it a leading candidate, in our view, to produce the first
COVID-19 vaccine. In August, the company began to give
back some of its robust summer gains due to intensifying
competition in the COVID-19 vaccine development race,
a trend that continued through period-end as investors
concluded that some of Novavax’s competitors were more
likely to be first to market.
Portfolio Composition
10/31/20
% of Total
Net Assets
Biotechnology 80.0%
Pharmaceuticals 11.7%
Life Sciences Tools & Services 3.6%
Capital Markets 1.1%
Other 0.1%
Short-Term Investments & Other Net Assets 3.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Biotechnology Discovery Fund
5
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Semiannual Report
Forte Therapeutics also contributed to absolute returns.
The clinical-stage biopharmaceutical company, which
focuses on skin diseases, made significant gains following
its mid-June initial public offering. The company also settled its previously announced merger with cancer Tocagen, a
developer of cancer treatments. We believe the merger is
a transformative event that will provide the opportunity to
achieve significant growth as it continues to advance its
clinical program for a live biotherapeutic for the treatment of inflammatory skin diseases. Forte presents an attractive
business opportunity with a unique product pipeline that
has considerable market potential, as well as significant
value-driving clinical milestones. In particular, there is a genuine unmet need for safe and effective eczema therapies
for children, which Forte is developing. The company also
provided an upbeat second-quarter update as it successfully
concluded its merger with Tocagen and otherwise continued
to grow its development capabilities while improving
business operations.
The single most positive influence on absolute returns came
from our comparatively larger position in Immunomedics
(not held at period-end). Immunomedics is a commercial-
stage biotechnology firm focused on the discovery and
development of antibody drug conjugate drugs for cancer.
Their lead drug, Trodelvy, is approved to treat multiple types of breast cancer and is in development to treat bladder,
ovarian, uterine and other cancers. We were positive on
Trodelvy’s commercial prospects across different cancer
types and had viewed the Immunomedics as a likely M&A
target, which came to fruition in mid-September when
Gilead Sciences (also a Fund holding) agreed to acquire
the company. Similar to Gilead management’s view, we
believe Trodelvy’s launch to treat triple negative breast
cancer (TNBC) will exceed expectations and become the
new standard of care due its strong clinical profile and the high unmet need for new TNBC therapies. Furthermore, we
believe the upcoming clinical trial readout for other breast cancer types will be encouraging and enable label expansion
to even larger markets.
Other key contributors in the biotechnology industry included
Argenx, Mirati Therapeutics, Insmed, Fate Therapeutics
and CRISPR Therapeutics in the biotechnology industry. In
pharmaceuticals Horizon Pharma contributed as well.
In contrast, the pharmaceuticals industry slightly detracted from absolute returns. The most substantial detractors
were Reata Pharmaceuticals and Aerie Pharmaceuticals
(not held at period-end), the latter of which specializes in ophthalmic drugs for glaucoma and other eye diseases.
Biopharmaceutical developer Reata, which focuses on oral
antioxidative and anti-inflammatory drugs for rare kidney
and neurological diseases, lost share price after receiving
mixed feedback from the U.S. Food and Drug Administration
(FDA) on their ability to file two drugs—bardoxolone
and omaveloxolone—for regulatory review. While the
feedback on bardoxolone was positive, the FDA’s request
for additional data on omaveloxolone was a negative
surprise. We continue to believe that omaveloxolone is a
game-changing drug for Friedreich’s Ataxia, a rare genetic
disease, and that it will eventually receive FDA approval, but it remains unclear how long the delay will extend. That said, we view bardoxolone as the key value driver for the stock,
and we continue to expect a positive regulatory outcome for
bardoxolone’s first indication in Alport Syndrome, a kidney
disease.
Other notable detractors were found in biotechnology. The
Fund had substantial positions in Gilead Sciences, Vertex
Pharmaceuticals and Biogen, all of which posted declines.
Gilead’s drug remdesivir was the first to be granted an
emergency use authorization by the FDA as a treatment for
COVID-19, but this leading-role success was not enough
to lift the share price over the semiannual period. Gilead’s share value declined from that early-May approval, though it was eventually used to treat U.S. president Donald Trump’s
coronavirus symptoms in October, and was still generating
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Gilead Sciences, Inc. 6.6%
Biotechnology, United States
Regeneron Pharmaceuticals, Inc. 6.3%
Biotechnology, United States
Vertex Pharmaceuticals, Inc. 5.3%
Biotechnology, United States
Amgen, Inc. 5.2%
Biotechnology, United States
Iovance Biotherapeutics , Inc. 4.0%
Biotechnology, United States
Illumina, Inc. 3.6%
Life Sciences Tools & Services, United States
Horizon Therapeutics plc 3.1%
Pharmaceuticals, United States
Biogen, Inc. 3.0%
Biotechnology, United States
PTC Therapeutics, Inc. 3.0%
Biotechnology, United States
GW Pharmaceuticals plc 2.9%
Pharmaceuticals, United Kingdom

Franklin Biotechnology Discovery Fund
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Semiannual Report
significant sales. Investors began to overlook remdesivir
as the promise around a vaccine gathered steam, leaving
Gilead in what some investors saw as a more minor role
for the next phase of COVID-19 treatment and prevention.
Worries over its hepatitis C business, which was shrinking
well before the pandemic, were a secondary influence in the
selloff. Furthermore, the pandemic appeared to suppress
the sales of other select drugs in Gilead’s lineup due to
patient-access setbacks under government-mandated
social distancing restrictions, while the company also
faced competition from generic drugmakers which created
headwinds for its pulmonary hypertension drug and angina
drug. Our smaller positions in Global Blood Therapeutics
and Constellation Pharmaceuticals (not held at period-end)
also suffered significant declines within the biotechnology
industry.
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Biotechnology Discovery Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +12.54% +6.36%
1-Year +28.04% +21.00%
5-Year +30.22% +4.24%
10-Year +344.88% +15.44%
Advisor
6-Month +12.68% +12.69%
1-Year +28.37% +28.37%
5-Year +31.85% +5.68%
10-Year +356.75% +16.40%
See page 8 for Performance Summary footnotes.

Franklin Biotechnology Discovery Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is a nondiversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnol-
ogy companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Unexpected events and their aftermaths, such as the spread of deadly dis-
eases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.03% 1.05%
Advisor 0.78% 0.80%

Your Fund’s Expenses
Franklin Biotechnology Discovery Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,125.53 $5.21 $1,020.31 $4.95 0.97%
C $1,000 $1,121.33 $9.20 $1,016.54 $8.74 1.72%
R6 $1,000 $1,127.46 $3.39 $1,022.01 $3.23 0.63%
Advisor $1,000 $1,126.92 $3.87 $1,021.56 $3.68 0.72%

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Semiannual Report
Franklin Natural Resources Fund
This semiannual report for Franklin Natural Resources Fund
covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide high total return. Total return
consists of capital appreciation and current dividend and
interest income. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity and debt
securities of companies that own, produce, refine, process,
transport or market natural resources, as well as those that provide related services.
Performance Overview
The Fund’s Class A shares posted a -4.56% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s (S&P
®
) North American Natural
Resources Sector Index, which tracks companies involved
in industries such as mining, energy, timber and forestry
services, and the production of pulp and paper, posted a
-6.58% total return.
1
Also in comparison, the Standard &
Poor’s 500 Index (S&P 500), which is a broad measure
of the U.S. stock market, posted a +13.29% total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. The Fund’s strategy, which focuses on companies
with higher long-term growth potential, differs from the
natural resources index’s large weighting in income-oriented companies that we believe typically provide more limited
opportunities for growth. This difference may occasionally
lead to wide performance discrepancies, especially in
periods when investors focus on short-term safety and
yield or, conversely, when investors focus more heavily
on companies with stronger growth prospects and greater
commodity price leverage. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Sector Overview
Global commodity prices rose during the six months ended
October 31, 2020. Energy and industrial metals benefited
from increased economic activity following the lifting of
the most restrictive lockdowns put in place to contain the
novel coronavirus (COVID-19) pandemic. The economic
recovery in China, the world’s largest consumer of many raw
materials, has played an important role in lifting commodity prices. Precious metals also rose in value as many investors sought perceived safe-haven assets.
Geographic Composition
10/31/20
% of Total
Net Assets
North America 75.3%
Europe 9.0%
Australia & New Zealand 6.9%
Latin America & Caribbean 5.7%
Middle East & Africa 2.5%
Short-Term Investments & Other Net Assets 0.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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Crude oil prices rose significantly during the period after reaching historically low levels in early 2020. Prices
increased significantly in May and June due to increased
demand from a recovering Chinese economy along with
production curtailments by the Organization of the Petroleum
Exporting Countries and certain non-member countries.
Some of these gains were given back late in the period due
to weakening adherence to the production cuts by certain
countries, anticipation of renewed COVID-19 lockdowns
in Europe and the U.S., and reduced expectations for oil
demand in the remaining months of 2020 and into 2021.
U.S. natural gas prices also rose significantly during the
period, despite some volatility. Prices were supported by
recovering exports of liquified natural gas (LNG), decreased gas drilling in the U.S. and a faster-than-expected recovery in demand from U.S. businesses after the most restrictive
COVID-19-related lockdowns were lifted. Prices were held
in check by relatively mild summer weather, which reduced
electricity demand for air conditioning, and high inventory
levels. Prices rose in October, however, due to investor
expectations that heating demand in the coming winter may
reduce inventories.
Precious metals prices increased as well during the period.
The price of gold continued its relatively steady, long-term upward trend, despite some volatility. Demand increased
as many investors sought perceived-safe havens out of
fear that equities would decline due to economic lockdowns
and inflationary pressures from aggressive monetary and
fiscal stimulus measures. COVID-19-related mine closures
hampered production, further supporting prices. Silver prices rose significantly for similar reasons, along with the metal’s application in infrastructure and green energy construction, which some analysts expected to increase in the U.S.
following the presidential election. Platinum and palladium
prices also increased. Palladium, a key component in
pollution-control devices for automobiles, benefited from
a recovery in car sales in China and elsewhere. Industrial
metal prices also rose during the period. Copper benefited
from decreased supply due to pandemic-related mine
closures in Chile and demand from China. Iron ore prices
also rose as a result of decreased supply due to mine
closures, particularly in Brazil, and demand from China,
where steel producers ramped up output to meet the needs
of the country’s large construction and manufacturing
sectors.
Manager’s Discussion
Natural resources equities declined during the period,
hurt by the ongoing COVID-19 pandemic and government
efforts to contain the spread of the virus. Oil companies
have been hit particularly hard by public health measures
severely restricting mobility and business activity, which have decreased fuel demand. Political uncertainty around the
U.S. presidential election has also hurt the energy sector,
with investors concerned about the impact of a Joe Biden
administration, which could be relatively more antagonistic
toward U.S. oil and gas producers and favorable to
renewable energy. The production cut agreement between
OPEC and other oil producing non-member countries
did allow a partial recovery among energy equities, and
the sector stands to benefit greatly from the anticipated
development of a vaccine, which would hopefully allow
global economic activity to normalize. Mining equities, in
contrast, performed well during the period. China’s economic recovery, partially stoked by government stimulus, stimulated rising demand for industrial metals. Low fuel costs, supply
curtailments and declining inventories further benefited
mining companies.
In this environment, overweightings in the diversified metals and mining and copper industries contributed to relative
performance. U.K-based BHP Group and Australia-based
Rio Tinto were significant contributors in the former, while
Chile-based Antofagasta and Canada-based Lundin Mining
contributed in the latter.
Portfolio Composition
10/31/20
% of Total
Net Assets
Oil & Gas Exploration & Production 20.2%
Integrated Oil & Gas 14.9%
Gold 12.8%
Oil & Gas Equipment & Services 9.7%
Diversified Metals & Mining 9.1%
Copper 7.9%
Oil & Gas Storage & Transportation 7.5%
Oil & Gas Refining & Marketing 5.3%
Industrial Gases 2.3%
Fertilizers & Agricultural Chemicals 1.5%
Construction Materials 1.1%
Packaged Foods & Meats 1.1%
Other 6.0%
Short-Term Investments & Other Net Assets 0.6%

Franklin Natural Resources Fund
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An underweighting in the integrated oil and gas industry
helped relative performance as well. Underweighted
positions in Exxon Mobil and Chevron were significant
relative contributors in the industry, which was hurt by soft demand for transportation fuels and LNG.
Elsewhere, off-benchmark positions in fertilizer and
agriculture and industrial gases also contributed to relative results.
In contrast, underweighted allocation in paper packaging and a lack of holdings in metal and glass containers hurt relative results as these industries proved to be relatively insulated from the pandemic’s economic effects.
An underweighting in gold, which included a lack of positions in multiple major gold miners, also hurt relative results. Gold equities performed well on an absolute basis as investors
sought safe havens from low interest rates, a weakening
dollar and growing inflation concerns.
Elsewhere, other relative detractors included a lack of
position in a major construction materials firm along with
positions in U.K. oil services firm TechnipFMC and U.S. oil
and gas exploration firm Concho Resources.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended October 31, 2020, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund’s performance was positively affected by the portfolio’s significant investment in securities with non-U.S. currency
exposure. However, one cannot expect the same result in
future periods. Whether the U.S. dollar goes up or weakens
compared with foreign currencies, company-specific factors
may offset the effects of the currency movements on the
value of individual investments and, possibly, the Fund’s
performance overall.
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Matthew J. Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 4.1%
Oil, Gas & Consumable Fuels, United States
Barrick Gold Corp. 4.0%
Metals & Mining, Canada
BHP Group plc 3.9%
Metals & Mining, Australia
Cabot Oil & Gas Corp. 3.9%
Oil, Gas & Consumable Fuels, United States
Newmont Corp. 3.9%
Metals & Mining, United States
Antofagasta plc 3.1%
Metals & Mining, Chile
TOTAL SE 3.0%
Oil, Gas & Consumable Fuels, France
Exxon Mobil Corp. 3.0%
Oil, Gas & Consumable Fuels, United States
ConocoPhillips 2.7%
Oil, Gas & Consumable Fuels, United States
Williams Cos., Inc. (The) 2.7%
Oil, Gas & Consumable Fuels, United States

Performance Summary as of October 31, 2020
Franklin Natural Resources Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -4.56% -9.86%
1-Year -32.34% -36.07%
5-Year -42.13% -11.37%
10-Year -58.48% -8.93%
Advisor
6-Month -4.47% -4.54%
1-Year -32.20% -32.20%
5-Year -41.42% -10.14%
10-Year -57.35% -8.17%
See page 14 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, includ-
ing increased susceptibility to adverse economic and regulatory developments affecting the sector. Growth stock prices may fall dramatically if the company fails to meet projections of earnings or revenue; their prices may be more volatile than other securities, particularly over the short term. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
A 1.17%
Advisor 0.92%

Your Fund’s Expenses
Franklin Natural Resources Fund
15
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $953.71 $6.32 $1,018.73 $6.53 1.28%
C $1,000 $950.23 $10.00 $1,014.95 $10.33 2.03%
R6 $1,000 $956.94 $3.62 $1,021.50 $3.74 0.7 3%
Advisor $1,000 $954.64 $5.10 $1,019.99 $5.27 1.03%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
.
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $150.48 $138.85 $146.14 $147.22 $128.19 $182.30
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.53) (0.69) (0.99) (0.80) (0.79) (0.94)
Net realized and unrealized gains (losses) 19.40 26.48 (1.75) 3.32 25.75 (39.39)
Total from investment operations ........ 18.87 25.79 (2.74) 2.52 24.96 (40.33)
Less distributions from:
Net investment income .............. — — — — (1.73) —
Net realized gains ................. — (14.16) (4.55) (3.60) (4.20) (13.78)
Total distributions ................... — (14.16) (4.55) (3.60) (5.93) (13.78)
Net asset value, end of period .......... $169.35 $150.48 $138.85 $146.14 $147.22 $128.19
Total return
c
....................... 12.54% 18.52% (1.60)% 1.69% 20.02% (23.55)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 1.03% 1.02% 1.05% 1.04% 0.99%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.97% 1.01% 1.00% 1.03% 1.02% 0.98%
Net investment income (loss) .......... (0.62)% (0.49)% (0.67)% (0.53)% (0.58)% (0.56)%
Supplemental data
Net assets, end of period (000’s) ........ $1,077,405 $960,305 $924,611 $1,081,883 $1,176,687 $1,074,903
Portfolio turnover rate ................ 24.20% 32.92% 28.62% 26.95% 34.12% 22.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $143.00 $133.51 $141.75 $143.98 $125.99 $180.67
Income from investment operations
a
:
Net investment income (loss)
b
........ (1.12) (1.70) (2.03) (1.90) (1.81) (2.11)
Net realized and unrealized gains (losses) 18.45 25.35 (1.66) 3.27 25.29 (38.79)
Total from investment operations ........ 17.33 23.65 (3.69) 1.37 23.48 (40.90)
Less distributions from:
Net investment income .............. — — — — (1.29) —
Net realized gains ................. — (14.16) (4.55) (3.60) (4.20) (13.78)
Total distributions ................... — (14.16) (4.55) (3.60) (5.49) (13.78)
Net asset value, end of period .......... $160.33 $143.00 $133.51 $141.75 $143.98 $125.99
Total return
c
....................... 12.12% 17.62% (2.33)% 0.93% 19.14% (24.09)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.73% 1.78% 1.77% 1.80% 1.79% 1.71%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.72% 1.76% 1.75% 1.78% 1.77% 1.70%
Net investment income (loss) .......... (1.37)% (1.24)% (1.42)% (1.28)% (1.33)% (1.28)%
Supplemental data
Net assets, end of period (000’s) ........ $57,507 $48,363 $46,508 $58,433 $53,935 $17,562
Portfolio turnover rate ................ 24.20% 32.92% 28.62% 26.95% 34.12% 22.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $156.99 $143.83 $150.65 $151.03 $131.37 $185.75
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.25) (0.18) (0.46) (0.17) (0.25) (0.32)
Net realized and unrealized gains (losses) 20.24 27.50 (1.81) 3.39 26.41 (40.28)
Total from investment operations ........ 19.99 27.32 (2.27) 3.22 26.16 (40.60)
Less distributions from:
Net investment income .............. — — — — (2.30) —
Net realized gains ................. — (14.16) (4.55) (3.60) (4.20) (13.78)
Total distributions ................... — (14.16) (4.55) (3.60) (6.50) (13.78)
Net asset value, end of period .......... $176.98 $156.99 $143.83 $150.65 $151.03 $131.37
Total return
c
....................... 12.73% 18.95% (1.24)% 2.11% 20.50% (23.24)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.74% 0.70% 0.65% 0.63% 0.60%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.63% 0.64% 0.63% 0.61% 0.61% 0.59%
Net investment income (loss) .......... (0.28)% (0.12)% (0.30)% (0.11)% (0.17)% (0.17)%
Supplemental data
Net assets, end of period (000’s) ........ $10,677 $9,484 $6,164 $8,307 $8,891 $5,568
Portfolio turnover rate ................ 24.20% 32.92% 28.62% 26.95% 34.12% 22.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $155.30 $142.56 $149.54 $150.20 $130.67 $185.12
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.33) (0.34) (0.63) (0.45) (0.46) (0.55)
Net realized and unrealized gains (losses) 20.02 27.24 (1.80) 3.39 26.27 (40.12)
Total from investment operations ........ 19.69 26.90 (2.43) 2.94 25.81 (40.67)
Less distributions from:
Net investment income .............. — — — — (2.08) —
Net realized gains ................. — (14.16) (4.55) (3.60) (4.20) (13.78)
Total distributions ................... — (14.16) (4.55) (3.60) (6.28) (13.78)
Net asset value, end of period .......... $174.99 $155.30 $142.56 $149.54 $150.20 $130.67
Total return
c
....................... 12.68% 18.82% (1.36)% 1.94% 20.32% (23.36)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.78% 0.77% 0.80% 0.79% 0.75%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.72% 0.76% 0.75% 0.78% 0.77% 0.74%
Net investment income (loss) .......... (0.37)% (0.24)% (0.42)% (0.28)% (0.33)% (0.32)%
Supplemental data
Net assets, end of period (000’s) ........ $194,840 $159,348 $153,874 $180,219 $159,894 $93,263
Portfolio turnover rate ................ 24.20% 32.92% 28.62% 26.95% 34.12% 22.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, October 31, 2020
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report
20
2
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Biotechnology 80.0%
a
89bio, Inc. ........................................... United States 284,400 $ 6,586,704
a
ACADIA Pharmaceuticals, Inc. ........................... United States 294,600 13,684,170
a
Acceleron Pharma, Inc. ................................. United States 158,700 16,596,846
a,b
ADMA Biologics, Inc. ................................... United States 437,264 870,155
a,b
Akouos , Inc. ......................................... United States 157,600 3,059,016
a
Albireo Pharma, Inc. ................................... United States 102,400 3,231,744
a
Alector , Inc. .......................................... United States 331,600 3,120,356
a
Alexion Pharmaceuticals, Inc. ............................ United States 260,000 29,936,400
a
Alnylam Pharmaceuticals, Inc. ............................ United States 52,300 6,431,331
a
ALX Oncology Holdings, Inc. ............................. United States 86,100 3,401,811
Amgen, Inc. ......................................... United States 318,700 69,138,778
a,b
Applied Molecular Transport, Inc. ......................... United States 59,800 1,757,522
a
Applied Therapeutics, Inc. ............................... United States 154,857 2,519,523
a
Arcus Biosciences, Inc. ................................. United States 311,000 6,779,800
a
Argenx SE, ADR ...................................... Netherlands 57,325 14,224,052
a
Ascendis Pharma A/S, ADR ............................. Denmark 214,400 35,022,240
a
Assembly Biosciences, Inc. .............................. United States 381,295 5,620,288
a
Athenex , Inc. ......................................... United States 406,200 4,630,680
a
Autolus Therapeutics plc, ADR ........................... United Kingdom 232,430 2,512,568
a
Biogen, Inc. ......................................... United States 159,875 40,299,691
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 10,603,000
a
Black Diamond Therapeutics, Inc. ......................... United States 127,800 4,026,978
a
Bluebird Bio, Inc. ...................................... United States 30,900 1,597,839
a
Blueprint Medicines Corp. ............................... United States 117,200 11,987,216
a,b
Bridgebio Pharma, Inc. ................................. United States 118,800 4,559,544
a
Cardiff Oncology, Inc. .................................. United States 174,312 2,757,616
a
Codiak Biosciences, Inc. ................................ United States 107,500 926,650
a
CRISPR Therapeutics AG ............................... Switzerland 166,314 15,270,952
a
Deciphera Pharmaceuticals, Inc. .......................... United States 572,854 33,265,632
c,d
Dyne Therapeutics, Inc. ................................ United States 115,139 2,172,481
a
Dyne Therapeutics, Inc. ................................ United States 100,400 2,076,272
a,b
Equillium , Inc. ........................................ United States 294,800 1,871,980
a
Fate Therapeutics, Inc. ................................. United States 456,793 20,281,609
a
Forte Biosciences, Inc. ................................. United States 445,464 16,998,906
Gilead Sciences, Inc. .................................. United States 1,511,900 87,916,985
a
Global Blood Therapeutics, Inc. ........................... United States 391,500 20,702,520
a
Gossamer Bio, Inc. .................................... United States 361,833 3,003,214
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 28,374,132
a,b
Inhibrx , Inc. .......................................... United States 84,100 1,433,064
a
Insmed , Inc. ......................................... United States 890,600 29,336,364
c,d
Intarcia Therapeutics, Inc., DD ........................... United States 80,195 —
a
Iovance Biotherapeutics , Inc. ............................. United States 1,502,101 53,594,964
a
iTeos Therapeutics, Inc. ................................ United States 36,700 835,659
a
KalVista Pharmaceuticals, Inc. ........................... United States 103,300 1,777,793
a
Kezar Life Sciences, Inc. ................................ United States 853,550 4,370,176
a
Kronos Bio, Inc. ...................................... United States 82,400 2,314,616
a
Legend Biotech Corp., ADR ............................. United States 196,800 5,091,216
a
LogicBio Therapeutics, Inc. .............................. United States 661,200 3,649,824
c,d
Metacrine , Inc. ....................................... United States 260,919 2,163,123
a
Metacrine , Inc. ....................................... United States 251,900 2,292,290
a
Mirati Therapeutics, Inc. ................................ United States 108,715 23,606,375
a
Neurocrine Biosciences, Inc. ............................. United States 163,800 16,162,146
a,b
Nkarta , Inc. .......................................... United States 238,955 6,860,398
a
Novavax , Inc. ........................................ United States 360,800 29,120,168
a
PMV Pharmaceuticals, Inc. .............................. United States 83,100 2,912,655
a
Praxis Precision Medicines, Inc. .......................... United States 103,600 3,626,000
a
Protara Therapeutics, Inc. ............................... United States 145,500 2,610,270
a
PTC Therapeutics, Inc. ................................. United States 765,900 39,972,321

Franklin Strategic Series
Statement of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Regeneron Pharmaceuticals, Inc. ......................... United States 154,909 $ 84,202,336
a,b
Repare Therapeutics, Inc. ............................... Canada 38,100 1,029,843
a
REVOLUTION Medicines, Inc. ........................... United States 148,900 4,495,291
a
Rocket Pharmaceuticals, Inc. ............................ United States 467,071 13,049,964
a
Sage Therapeutics, Inc. ................................ United States 101,070 7,416,517
a
Sarepta Therapeutics, Inc. .............................. United States 65,400 8,888,514
a
Scholar Rock Holding Corp. ............................. United States 41,500 1,614,350
a
Seagen , Inc. ......................................... United States 234,900 39,181,320
a
Sutro Biopharma, Inc. .................................. United States 155,900 2,004,874
c,d
Taysha Gene Therapies, Inc. ............................. United States 138,156 2,623,877
a
Taysha Gene Therapies, Inc. ............................. United States 166,100 3,454,880
a
Trillium Therapeutics, Inc. ............................... Canada 952,690 11,860,991
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 162,100 16,291,050
a
Vaxcyte , Inc. ......................................... United States 172,000 6,427,640
a
Vertex Pharmaceuticals, Inc. ............................. United States 343,100 71,488,316
a,b
Viela Bio, Inc. ........................................ United States 138,300 4,413,153
a
Zentalis Pharmaceuticals, Inc. ............................ United States 135,700 5,372,363
a
Zymeworks , Inc. ...................................... Canada 471,320 18,438,039
1,071,799,941
Capital Markets 1.1%
a
ARYA Sciences Acquisition Corp. III ....................... United States 212,500 2,176,000
a
FS Development Corp., A ............................... United States 211,300 2,113,000
a
Health Sciences Acquisitions Corp. 2 ....................... United States 171,600 1,873,872
a
Panacea Acquisition Corp. .............................. United States 345,800 3,665,480
a
Therapeutics Acquisition Corp., A ......................... United States 429,800 5,673,360
15,501,712
Life Sciences Tools & Services 3.6%
a
Illumina, Inc. ......................................... United States 165,000 48,295,500
a
Pharmaceuticals 11.7%
a
Athira Pharma, Inc. .................................... United States 168,664 3,046,072
c,d
Athira Pharma, Inc. .................................... United States 407,548 6,580,931
a
Collegium Pharmaceutical, Inc. ........................... United States 345,350 6,157,590
a,b
EyePoint Pharmaceuticals, Inc. ........................... United States 5,923,300 2,215,907
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 437,300 39,361,373
a
Horizon Therapeutics plc ................................ United States 545,749 40,892,973
a,b
Pliant Therapeutics, Inc. ................................ United States 149,100 3,223,542
a
Reata Pharmaceuticals, Inc., A ........................... United States 251,200 29,317,552
a,b
Relmada Therapeutics, Inc. .............................. United States 91,266 2,822,857
a
Revance Therapeutics, Inc. .............................. United States 275,500 7,129,940
Royalty Pharma plc, A .................................. United States 150,300 5,516,010
a,b
VYNE Therapeutics, Inc. ................................ United States 2,882,600 4,612,160
a
Zogenix , Inc. ......................................... United States 276,583 5,896,750
156,773,657
Total Common Stocks (Cost $776,137,647) .....................................
1,292,370,810
Escrows and Litigation Trusts 0.1%
c
True North Therapeutics, Inc., Escrow Account ............... United States 759,880 1,005,744
Total Escrows and Litigation Trusts (Cost $2,090,611) ...........................
1,005,744
Total Long Term Investments (Cost $778,228,258) ...............................
1,293,376,554
a

Franklin Strategic Series
Statement of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report
22
See Abbreviations on page 46 .
Short Term Investments 5.6%
a a
Country Shares
a
Value
a
Money Market Funds 3.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 51,932,000 $ 51,932,000
Total Money Market Funds (Cost $51,932,000) ..................................
51,932,000
a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 1.7%
Money Market Funds 1.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio ........... United States 22,593,784 22,593,784
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $22,593,784) ...........................................................
22,593,784
Total Short Term Investments (Cost $74,525,784 ) ................................
74,525,784
a
Total Investments (Cost $852,754,042) 102.1% ..................................
$1,367,902,338
Other Assets, less Liabilities (2.1)% ...........................................
(27,473,620)
Net Assets 100.0% ...........................................................
$1,340,428,718
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2020. See Note 1(c)
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.60 $23.58 $27.96 $25.11 $25.02 $31.46
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.34 0.31 0.39
c
0.20 0.29
Net realized and unrealized gains (losses) (0.76) (9.96) (4.20) 2.77 0.17 (6.55)
Total from investment operations ........ (0.62) (9.62) (3.89) 3.16 0.37 (6.26)
Less distributions from:
Net investment income .............. — (0.36) (0.49) (0.31) (0.28) (0.18)
Net asset value, end of period .......... $12.98 $13.60 $23.58 $27.96 $25.11 $25.02
Total return
d
....................... (4.56)% (41.30)% (13.69)% 12.74% 1.37% (19.80)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.17% 1.03% 1.13% 1.06% 1.14%
Expenses net of waiver and payments by
affiliates .......................... 1.28%
f
1.17%
f,g
1.03%
f,g
1.13%
f,g
1.05%
f
1.13%
Net investment income ............... 1.91% 1.75% 1.21% 1.56%
c
0.79% 1.22%
Supplemental data
Net assets, end of period (000’s) ........ $111,479 $123,467 $247,362 $344,695 $398,703 $461,596
Portfolio turnover rate ................ 29.17% 25.60% 29.83% 29.98% 29.74% 35.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.91%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.25 $22.82 $27.17 $24.28 $24.25 $30.46
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.19 0.11 0.20
c
0.01 0.11
Net realized and unrealized gains (losses) (0.73) (9.70) (4.07) 2.69 0.15 (6.31)
Total from investment operations ........ (0.65) (9.51) (3.96) 2.89 0.16 (6.20)
Less distributions from:
Net investment income .............. — (0.06) (0.39) — (0.13) (0.01)
Net asset value, end of period .......... $12.60 $13.25 $22.82 $27.17 $24.28 $24.25
Total return
d
....................... (4.91)% (41.71)% (14.37)% 11.90% 0.63% (20.37)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.04% 1.92% 1.78% 1.88% 1.81% 1.87%
Expenses net of waiver and payments by
affiliates .......................... 2.03%
f
1.92%
f,g
1.78%
f,g
1.88%
f,g
1.80%
f
1.86%
Net investment income ............... 1.16% 2.00% 0.46% 0.81%
c
0.04% 0.49%
Supplemental data
Net assets, end of period (000’s) ........ $19,232 $23,391 $49,620 $83,814 $96,835 $107,724
Portfolio turnover rate ................ 29.17% 25.60% 29.83% 29.98% 29.74% 35.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.16%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.63 $25.22 $29.79 $26.87 $26.73 $33.62
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.54 0.45 0.57
c
0.47 0.51
Net realized and unrealized gains (losses) (0.82) (10.76) (4.49) 2.95 0.04 (7.06)
Total from investment operations ........ (0.63) (10.22) (4.04) 3.52 0.51 (6.55)
Less distributions from:
Net investment income .............. — (0.37) (0.53) (0.60) (0.37) (0.34)
Net asset value, end of period .......... $14.00 $14.63 $25.22 $29.79 $26.87 $26.73
Total return
d
....................... (4.31)% (41.02)% (13.31)% 13.37% 1.89% (19.31)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.72% 0.62% 0.64% 0.83% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.73%
f
0.66%
f
0.59%
f
0.57%
f
0.54%
f
0.55%
Net investment income ............... 2.47% 2.26% 1.65% 2.12%
c
1.30% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $894 $839 $15,627 $15,866 $218 $15
Portfolio turnover rate ................ 29.17% 25.60% 29.83% 29.98% 29.74% 35.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.47%.
d
Total Return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
In
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.54 $25.20 $29.80 $26.81 $26.71 $26.71
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.41 0.40 0.49
c
0.29 0.36
Net realized and unrealized gains (losses) (0.82) (10.64) (4.49) 2.95 0.17 (7.00)
Total from investment operations ........ (0.65) (10.23) (4.09) 3.44 0.46 (6.64)
Less distributions from:
Net investment income .............. — (0.43) (0.51) (0.45) (0.36) (0.28)
Net asset value, end of period .......... $13.89 $14.54 $25.20 $29.80 $26.81 $26.71
Total return
d
....................... (4.47)% (41.15)% (13.50)% 13.04% 1.64% (19.60)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 0.92% 0.78% 0.88% 0.81% 0.87%
Expenses net of waiver and payments by
affiliates .......................... 1.03%
f
0.92%
f,g
0.78%
f,g
0.88%
f,g
0.80%
f
0.86%
Net investment income ............... 2.17% 2.00% 1.46% 1.81%
c
1.04% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $25,482 $28,334 $62,639 $78,443 $94,070 $90,185
Portfolio turnover rate ................ 29.17% 25.60% 29.83% 29.98% 29.74% 35.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.16%.
d
Total Return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, October 31, 2020
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report
27
a a
Country Shares a Value
a
Common Stocks 99.4%
Agricultural Products 0.4%
a
Darling Ingredients, Inc. ................................ United States 15,000 $ 645,000
a
Application Software 0.4%
a
Aspen Technology, Inc. ................................. United States 6,300 691,803
a
Construction Materials 1.1%
Martin Marietta Materials, Inc. ............................ United States 6,700 1,784,545
Copper 7.9%
Antofagasta plc ....................................... Chile 362,400 4,831,753
First Quantum Minerals Ltd. ............................. Zambia 121,600 1,397,460
Freeport-McMoRan, Inc. ................................ United States 169,900 2,946,066
a
Imperial Metals Corp. .................................. Canada 181,600 413,037
Lundin Mining Corp. ................................... Chile 447,200 2,702,267
12,290,583
Diversified Chemicals 0.3%
Huntsman Corp. ...................................... United States 22,400 544,096
Diversified Metals & Mining 9.1%
Anglo American plc .................................... South Africa 104,000 2,439,890
BHP Group plc, ADR ................................... Australia 159,600 6,203,652
a
Glencore plc ......................................... Australia 569,200 1,148,078
Rio Tinto plc, ADR ..................................... Australia 55,600 3,156,412
Teck Resources Ltd., B ................................. Canada 104,100 1,367,874
14,315,906
Electrical Components & Equipment 0.1%
a
Array Technologies, Inc. ................................ United States 6,500 239,525
a
Environmental & Facilities Services 0.8%
US Ecology, Inc. ...................................... United States 39,500 1,205,540
Fertilizers & Agricultural Chemicals 1.5%
Corteva , Inc. ......................................... United States 35,900 1,183,982
Nutrien Ltd. .......................................... Canada 26,900 1,094,292
2,278,274
Gold 12.8%
Agnico Eagle Mines Ltd. ................................ Canada 21,100 1,670,483
Alamos Gold, Inc., A ................................... Canada 272,300 2,487,533
B2Gold Corp. ........................................ Canada 305,000 1,962,055
Barrick Gold Corp. .................................... Canada 232,291 6,209,138
Newcrest Mining Ltd. ................................... Australia 20,200 418,897
Newmont Corp. ....................................... United States 96,915 6,090,139
a
SSR Mining, Inc. ...................................... Canada 72,200 1,336,422
20,174,667
Heavy Electrical Equipment 0.5%
a
TPI Composites, Inc. ................................... United States 21,500 712,080
a
Industrial Gases 2.3%
Air Products and Chemicals, Inc. .......................... United States 6,200 1,712,688
Linde plc ............................................ United Kingdom 8,500 1,872,890
3,585,578
Integrated Oil & Gas 14.9%
Chevron Corp. ....................................... United States 92,900 6,456,550
Exxon Mobil Corp. ..................................... United States 145,200 4,736,424
Occidental Petroleum Corp. ............................. United States 154,700 1,412,411

Franklin Strategic Series
Statement of Investments
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report
28
a a
Country Shares a Value
a
Common Stocks
(continued)
Integrated Oil & Gas (continued)
Royal Dutch Shell plc, ADR, A ............................ Netherlands 84,821 $ 2,167,177
Suncor Energy, Inc. .................................... Canada 348,100 3,927,296
TOTAL SE, ADR ...................................... France 157,410 4,774,245
23,474,103
Oil & Gas Drilling 0.8%
Helmerich & Payne, Inc. ................................ United States 55,400 823,798
Patterson-UTI Energy, Inc. .............................. United States 177,200 453,632
1,277,430
Oil & Gas Equipment & Services 9.7%
Baker Hughes Co. ..................................... United States 126,600 1,869,882
Cactus, Inc., A ........................................ United States 45,800 778,600
a
ChampionX Corp. ..................................... United States 169,300 1,477,989
Halliburton Co. ....................................... United States 119,735 1,444,004
Liberty Oilfield Services, Inc., A ........................... United States 142,300 950,564
a
NexTier Oilfield Solutions, Inc. ............................ United States 403,422 762,468
a
Nine Energy Service, Inc. ............................... United States 278,226 297,702
a
Oceaneering International, Inc. ........................... United States 143,900 587,112
a
Oil States International, Inc. ............................. United States 201,966 502,895
a
Ranger Energy Services, Inc. ............................ United States 169,957 416,395
Schlumberger NV ..................................... United States 208,147 3,109,716
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 32,500 787,618
a
Select Energy Services, Inc., A ........................... United States 291,519 880,387
TechnipFMC plc ...................................... United Kingdom 245,900 1,359,827
15,225,159
Oil & Gas Exploration & Production 20.2%
Cabot Oil & Gas Corp. ................................. United States 343,616 6,112,929
a
Cairn Energy plc ...................................... United Kingdom 748,125 1,347,026
Canadian Natural Resources Ltd. ......................... Canada 161,100 2,563,669
Concho Resources, Inc. ................................ United States 88,357 3,667,699
ConocoPhillips ....................................... United States 148,492 4,249,841
EOG Resources, Inc. .................................. United States 112,500 3,852,000
EQT Corp. .......................................... United States 53,700 813,018
Hess Corp. .......................................... United States 65,000 2,419,300
Parsley Energy, Inc., A ................................. United States 156,810 1,569,668
Pioneer Natural Resources Co. ........................... United States 33,624 2,675,125
a
WPX Energy, Inc. ..................................... United States 530,300 2,444,683
31,714,958
Oil & Gas Refining & Marketing 5.3%
Marathon Petroleum Corp. .............................. United States 93,300 2,752,350
New Fortress Energy, Inc. ............................... United States 18,100 653,953
Phillips 66 ........................................... United States 52,200 2,435,652
Valero Energy Corp. ................................... United States 66,900 2,583,009
8,424,964
Oil & Gas Storage & Transportation 7.5%
Enbridge, Inc. ........................................ Canada 60,247 1,660,407
Kinder Morgan, Inc. .................................... United States 98,100 1,167,390
ONEOK, Inc. ......................................... United States 24,900 722,100
Targa Resources Corp. ................................. United States 83,500 1,340,175
TC Energy Corp. ...................................... Canada 63,400 2,501,764
Williams Cos., Inc. (The) ................................ United States 218,600 4,194,934
11,586,770

Franklin Strategic Series
Statement of Investments
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report
29
See Abbreviations on page 46 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Packaged Foods & Meats 1.1%
a
Nomad Foods Ltd. .................................... United Kingdom 71,100 $ 1,724,175
a
Paper Packaging 0.7%
Packaging Corp. of America ............................. United States 9,000 1,030,410
Semiconductor Equipment 0.3%
a
SolarEdge Technologies, Inc. ............................ United States 1,700 438,073
a
Steel 0.9%
Vale SA, ADR ........................................ Brazil 139,000 1,469,230
Trading Companies & Distributors 0.8%
a
Univar Solutions, Inc. .................................. United States 73,800 1,224,342
a
Total Common Stocks (Cost $177,326,720) .....................................
156,057,211
Warrants
a a a a a
Warrants 0.0%
†
Integrated Oil & Gas 0.0%
†
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 44,213
Total Warrants (Cost $88,605) .................................................
44,213
Total Long Term Investments (Cost $177,415,325) ...............................
156,101,424
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,355,057 1,355,057
Total Money Market Funds (Cost $1,355,057) ...................................
1,355,057
Total Short Term Investments (Cost $1,355,057 ) .................................
1,355,057
a
Total Investments (Cost $178,770,382) 100.3% ..................................
$157,456,481
Other Assets, less Liabilities (0.3)% ...........................................
(369,154)
Net Assets 100.0% ...........................................................
$157,087,327
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $778,228,258 $177,415,325
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 74,525,784 1,355,057
Value - Unaffiliated issuers (Includes securities loaned $19,879,848 and $— respectively) . $1,293,376,554 $156,101,424
Value - Non-controlled affiliates (Note 3 f ) ....................................... 74,525,784 1,355,057
Foreign currency, at value (cost $– and $32,766 respectively) ......................... — 32,766
Receivables:
Investment securities sold .................................................. 13,224,092 522,213
Capital shares sold ....................................................... 1,260,390 146,576
Dividends and interest .................................................... 43,863 182,098
Other assets ............................................................. 1,102 80
Total assets ......................................................... 1,382,431,785 158,340,214
Liabilities:
Payables:
Investment securities purchased ............................................. 16,768,457 296,392
Capital shares redeemed .................................................. 1,342,266 680,354
Management fees ........................................................ 724,343 82,382
Distribution fees ......................................................... 291,022 42,196
Transfer agent fees ....................................................... 212,823 95,802
Trustees' fees and expenses ................................................ — 704
Funds advanced by custodian ................................................ 147 —
Payable upon return of securities loaned ........................................ 22,593,784 —
Accrued expenses and other liabilities .......................................... 70,225 55,057
Total liabilities ........................................................ 42,003,067 1,252,887
Net assets, at value ................................................ $1,340,428,718 $157,087,327
Net assets consist of:
Paid-in capital ............................................................ $633,381,321 $408,097,119
Total distributable earnings (losses) ............................................ 707,047,397 (251,009,792)
Net assets, at value ................................................ $1,340,428,718 $157,087,327

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $1,077,405,411 $111,479,437
Shares outstanding ....................................................... 6,361,875 8,591,061
Net asset value per share
a
................................................. $169.35 $12.98
Maximum offering price per share (net asset value per share ÷ 94.50% and 94.50%, respectively) ............................................................ $179.21 $13.74
Class C:
Net assets, at value ...................................................... $57,506,758 $19,231,655
Shares outstanding ....................................................... 358,678 1,526,819
Net asset value and maximum offering price per share
a
............................ $160.33 $12.60
Class R6:
Net assets, at value ...................................................... $10,676,640 $894,190
Shares outstanding ....................................................... 60,326 63,891
Net asset value and maximum offering price per share ............................ $176.98 $14.00
Advisor Class:
Net assets, at value ...................................................... $194,839,909 $25,482,045
Shares outstanding ....................................................... 1,113,404 1,834,318
Net asset value and maximum offering price per share ............................ $174.99 $13.89
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the period ended October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $108,154 and $– respectively)
Unaffiliated issuers ....................................................... $2,130,090 $2,914,710
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 270,354 1,061
Total investment income .................................................. 2,400,444 2,915,771
Expenses:
Management fees (Note 3 a ) .................................................. 4,010,944 519,048
Distribution fees: (Note 3c )
Class A ............................................................... 1,375,071 160,427
Class C ............................................................... 288,342 118,431
Transfer agent fees: (Note 3e )
Class A ............................................................... 656,117 211,882
Class C ............................................................... 34,363 39,089
Class R6 .............................................................. 4,498 1,033
Advisor Class ........................................................... 119,167 48,395
Custodian fees (Note 4 ) ..................................................... 20,319 6,123
Reports to shareholders ..................................................... 40,727 17,208
Registration and filing fees ................................................... 86,910 63,552
Professional fees .......................................................... 29,795 29,030
Trustees' fees and expenses ................................................. 7,057 1,912
Other ................................................................... 14,271 8,139
Total expenses ........................................................ 6,687,581 1,224,269
Expense reductions (Note 4 ) .............................................. (2,411) (247)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (77,212) (3,334)
Net expenses ........................................................ 6,607,958 1,220,688
Net investment income (loss) ........................................... (4,207,514) 1,695,083
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 150,712,041 (39,567,005)
Foreign currency transactions ............................................... — (95,049)
Net realized gain (loss) ................................................. 150,712,041 (39,662,054)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 3,038,198 28,680,830
Translation of other assets and liabilities denominated in foreign currencies ............. — 2,172,507
Net change in unrealized appreciation (depreciation) ........................... 3,038,198 30,853,337
Net realized and unrealized gain (loss) ........................................... 153,750,239 (8,808,717)
Net increase (decrease) in net assets resulting from operations ......................... $149,542,725 $(7,113,634)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(4,207,514) $(5,334,586) $1,695,083 $4,504,278
Net realized gain (loss) ............ 150,712,041 96,628,087 (39,662,054) (39,172,430)
Net change in unrealized appreciation
(depreciation) ................. 3,038,198 98,772,198 30,853,337 (90,505,249)
Net increase (decrease) in net
assets resulting from operations . 149,542,725 190,065,699 (7,113,634) (125,173,401)
Distributions to shareholders:
Class A ........................ — (85,259,141) — (3,164,483)
Class C ........................ — (4,306,918) — (111,347)
Class R6 ....................... — (645,173) — (13,751)
Advisor Class ................... — (13,979,384) — (833,185)
Total distributions to shareholders ..... — (104,190,616) — (4,122,766)
Capital share transactions: (Note 2 )
Class A ........................ (4,162,643) (34,210,659) (6,839,162) (34,646,355)
Class C ........................ 3,289,955 (1,170,193) (3,392,460) (9,393,999)
Class R6 ....................... 38,024 2,793,619 97,889 (12,686,535)
Advisor Class ................... 14,221,105 (6,945,668) (1,695,745) (13,195,013)
Total capital share transactions ....... 13,386,441 (39,532,901) (11,829,478) (69,921,902)
Net increase (decrease) in net
assets ..................... 162,929,166 46,342,182 (18,943,112) (199,218,069)
Net assets:
Beginning of period ................ 1,177,499,552 1,131,157,370 176,030,439 375,248,508
End of period ..................... $1,340,428,718 $1,177,499,552 $157,087,327 $176,030,439

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer four classes of
shares: Class A, Class C, Class R6 and Advisor Class. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' securities to the latest indications of fair value at 4 p.m. Eastern time. At October
31, 2020, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy.
See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

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of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. At October 31, 2020, the Franklin
Natural Resources Fund had no securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Semiannual Report
record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

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2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2020
Shares sold
a
................................... 509,123 $86,238,376 934,461 $13,376,715
Shares redeemed ............................... (528,848) (90,401,019) (1,420,631) (20,215,877)
Net increase (decrease) .......................... (19,725) $(4,162,643) (486,170) $(6,839,162)
Year ended April 30, 2020
Shares sold
a
................................... 790,060 $113,642,349 2,038,606 $29,732,882
Shares issued in reinvestment of distributions .......... 537,057 81,305,070 148,428 3,105,113
Shares redeemed ............................... (1,604,682) (229,158,078) (3,601,621) (67,484,350)
Net increase (decrease) .......................... (277,565) $(34,210,659) (1,414,587) $(34,646,355)
Class C
Class C Shares:
Six Months ended October 31, 2020
Shares sold ................................... 67,499 $10,902,353 151,039 $2,032,901
Shares issued in reinvestment of distributions .......... — — — —
Shares redeemed
a
.............................. (47,025) (7,612,398) (389,150) (5,425,361)
Net increase (decrease) .......................... 20,474 $3,289,955 (238,111) $(3,392,460)
Year ended April 30, 2020
Shares sold ................................... 66,779 $9,196,211 417,343 $5,926,617
Shares issued in reinvestment of distributions .......... 29,739 4,290,371 5,386 110,099
Shares redeemed
a
.............................. (106,671) (14,656,775) (831,954) (15,430,715)
Net increase (decrease) .......................... (10,153) $(1,170,193) (409,225) $(9,393,999)
Class R6
Class R6 Shares:
Six Months ended October 31, 2020
Shares sold ................................... 16,535 $2,949,115 13,919 $212,696
Shares redeemed ............................... (16,617) (2,911,091) (7,363) (114,807)
Net increase (decrease) .......................... (82) $38,024 6,556 $97,889
Year ended April 30, 2020
Shares sold ................................... 35,149 $5,389,737 96,853 $2,098,343
Shares issued in reinvestment of distributions .......... 4,090 645,154 613 13,751
Shares redeemed ............................... (21,691) (3,241,272) (659,867) (14,798,629)
Net increase (decrease) .......................... 17,548 $2,793,619 (562,401) $(12,686,535)
Advisor Class

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2020
Shares sold ................................... 291,878 $50,830,801 401,424 $6,176,865
Shares redeemed ............................... (204,548) (36,609,696) (515,280) (7,872,610)
Net increase (decrease) .......................... 87,330 $14,221,105 (113,856) $(1,695,745)
Year ended April 30, 2020
Shares sold ................................... 256,733 $38,219,541 849,335 $14,059,870
Shares issued in reinvestment of distributions .......... 80,467 12,560,088 36,902 824,379
Shares redeemed ............................... (390,486) (57,725,297) (1,423,757) (28,079,262)
Net increase (decrease) .......................... (53,286) $(6,945,668) (537,520) $(13,195,013)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

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Franklin Natural Resources Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2020, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.585% 0.569%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2020, investments in affiliated management investment companies were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $119,309 $15,316
CDSC retained ........................... $6,237 $805
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $321,452 $113,479
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $102,836,782 $222,983,926 $(273,888,708) $— $— $51,932,000 51,932,000 $—
3. Transactions with Affiliates
(continued)

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g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2021.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2020 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2020, Franklin Biotechnology Discovery Fund deferred losses of $2,197,521.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Biotechnology Discovery Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $39,742,135 $207,482,022 $(224,630,373) $ — $ — $22,593,784 22,593,784 $—
Total Affiliated Securities .... $142,578,917 $430,465,948 $(498,519,081) $— $— $74,525,784 $—
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $6,778,486 $23,957,526 $(29,380,955) $— $— $1,355,057 1,355,057 $—
Total Affiliated Securities .... $6,778,486 $23,957,526 $(29,380,955) $— $— $1,355,057 $—
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 15,911,665
Long term ............................. — 174,175,055
Total capital loss carryforwards ............ $— $190,086,720
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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At October 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2020, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $852,754,042 $178,770,382
Unrealized appreciation ..................... $560,377,725 $23,665,438
Unrealized depreciation ..................... (45,229,429) (44,979,339)
Net unrealized appreciation (depreciation) ....... $515,148,296 $(21,313,901)
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $368,552,426 $50,342,115
Sales .................................. $305,755,220 $54,142,685
5. Income Taxes
(continued)

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Notes to Financial Statements

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Semiannual Report
At October 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2020, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
407,548
a
Athira Pharma Inc ........................... 5/29/20 $ 2,976,236 $ 6,580,931
115,139
b
Dyne Therapeutics Inc ........................ 8/07/20 1,073,538 2,172,481
80,195 Intarcia Therapeutics Inc ...................... 3/26/14 2,597,516 —
260,919
c
Metacrine Inc ............................... 6/04/18 2,821,056 2,163,123
138,156
d
Taysha Gene Therapies Inc .................... 7/28/20 2,155,719 2,623,877
Total Restricted Securities (Value is 1.00% of Net Assets) ............. $11,624,065 $13,540,412
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,046,072 as of October 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $2,076,272 as of October 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,292,290 as of October 31, 2020.
d
The Fund also invests in unrestricted securities of the issuer, valued at $3,454,880 as of October 31, 2020.
9. Restricted Securities
(continued)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
55
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 1,064,840,460 $ — $ 6,959,481
b
$ 1,071,799,941
Capital Markets ........................ 15,501,712 — — 15,501,712
Life Sciences Tools & Services ............ 48,295,500 — — 48,295,500
Pharmaceuticals ....................... 150,192,726 — 6,580,931 156,773,657
Escrows and Litigation Trusts ............... — — 1,005,744 1,005,744
Short Term Investments ................... 74,525,784 — — 74,525,784
Total Investments in Securities ........... $1,353,356,182 $— $14,546,156 $1,367,902,338
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products .................... $ 645,000 $ — $ — $ 645,000
Application Software .................... 691,803 — — 691,803
Construction Materials .................. 1,784,545 — — 1,784,545
Copper .............................. 7,458,830 4,831,753 — 12,290,583
Diversified Chemicals ................... 544,096 — — 544,096
Diversified Metals & Mining ............... 10,727,938 3,587,968 — 14,315,906
Electrical Components & Equipment ........ 239,525 — — 239,525
Environmental & Facilities Services ......... 1,205,540 — — 1,205,540
Fertilizers & Agricultural Chemicals ......... 2,278,274 — — 2,278,274
Gold ................................ 19,755,770 418,897 — 20,174,667
Heavy Electrical Equipment .............. 712,080 — — 712,080
Industrial Gases ....................... 3,585,578 — — 3,585,578
Integrated Oil & Gas .................... 23,474,103 — — 23,474,103
Oil & Gas Drilling ...................... 1,277,430 — — 1,277,430
Oil & Gas Equipment & Services ........... 14,437,541 787,618 — 15,225,159
Oil & Gas Exploration & Production ......... 31,714,958 — — 31,714,958
Oil & Gas Refining & Marketing ............ 8,424,964 — — 8,424,964
Oil & Gas Storage & Transportation ......... 11,586,770 — — 11,586,770
Packaged Foods & Meats ................ 1,724,175 — — 1,724,175
Paper Packaging ...................... 1,030,410 — — 1,030,410
Semiconductor Equipment ............... 438,073 — — 438,073
Steel ................................ 1,469,230 — — 1,469,230
Trading Companies & Distributors .......... 1,224,342 — — 1,224,342
Warrants .............................. 44,213 — — 44,213
Short Term Investments ................... 1,355,057 — — 1,355,057
Total Investments in Securities ........... $147,830,245 $9,626,236 $— $157,456,481
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at October 31, 2020.
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2020, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2020, are as follows:
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at October 31, 2020.
Balance at
Beginning
of Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ 2,747,737 $ 6,050,313 $ — $ — $ — $ — $ 982,488 $ 6,959,481 $ 982,488
Pharmaceuticals .... — 2,976,236 — — — — — 3,604,695 6,580,931 3,604,695
Escrows and Litigation
Trusts ........... 958,814 — — — — — — 46,930 1,005,744 46,930
Total Investments in Securities $3,706,551 $9,026,549 $— $— — — 4,634,113 $14,546,156 4,634,113
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks:
Biotechnology
............
$6,959,481 Market comparables Discount for lack of
marketability
8.7% - 8.9%
(8.8%)
Decrease
Pharmaceuticals
..........
6,580,931 Market comparables Discount for lack of
marketability
10.6% Decrease
c
All other Investments
..........
1,005,744
d.e
Total
.......................
$14,546,156
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program –
Funds no HLIM
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

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Shareholder Information

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Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FSS2 S 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Seminnual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report and Shareholder Letter
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
October 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended October 31, 2020, first- and
second-quarter 2020 data reported during the period
indicated that the U.S. economy contracted in response
to the novel coronavirus (COVID-19) pandemic. In the
third quarter, the economy recovered substantially based
on increased business and residential investment and
consumer spending. Before the reporting period, the
U.S. Federal Reserve (Fed), in its efforts to support U.S.
economic activity, lowered the federal funds rate twice in
March 2020 and implemented broad quantitative easing
measures to support credit markets. During the reporting
period, the Fed held its key rate unchanged at 0.25%, but
continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
U.S. equity prices rose considerably during the period,
helped by monetary and fiscal actions and optimism about
the economy, which propelled valuations to all-time highs
in September before stocks trended lower amid renewed
investor concerns. In this environment, investment-grade
bonds, as measured by the Bloomberg Barclays U.S.
Aggregate Bond Index, posted a positive total return for the six-month period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report
2
Contents
Semiannual Report
Franklin Strategic Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Consolidated Financial Highlights and Consolidated
Statement of Investments 9
Consolidated Financial Statements 44
Notes to Consolidated Financial Statements 48
Shareholder Information 70
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Strategic Income Fund
This semiannual report for Franklin Strategic Income Fund
covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. A
secondary goal is capital appreciation over the long term.
The Fund uses an active asset allocation process and
under normal market conditions invests at least 65% of its
assets in U.S. and foreign debt securities, including those
in emerging markets. The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities,
corporate loans (and loan participations), mortgage-backed
securities and other asset-backed securities.
Performance Overview
The Fund’s Class A shares posted a +8.38% cumulative
total return for the six months under review. In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, which
represents the U.S. investment-grade fixed rate taxable
bond market, posted a +1.27% total return.
1
The Lipper
Multi-Sector Income Funds Classification Average, which
consists of funds chosen by Lipper that seek current income
by allocating assets among different fixed income securities sectors, with a significant portion rated below investment
grade, posted a +7.86% total return.
2
You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted modest total
returns during the six months ended October 31, 2020,
as markets adjusted to the disruption caused by the novel
coronavirus (COVID-19) pandemic. Prior to the period,
investor flight to perceived safety had driven the 10-year
U.S. Treasury yield (which move inversely to price) to
intraday record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic
disruption. Throughout the reporting period, however, U.S.
Federal Reserve (Fed) support and the gradual reopening
of the economy reduced many investors’ concerns about
solvency, and corporate bonds rebounded significantly.
This advance was tempered somewhat in late August, as
the rebounding economy and a change in the Fed’s long-
standing inflation policy led yields on most bonds to rise.
The Fed maintained the federal funds target rate at a
range of 0.00%–0.25% and continued its program of
unlimited, open-ended purchasing of government-backed
and corporate bonds to help keep markets functioning,
significantly expanding its balance sheet. Furthermore, the
Fed signaled that interest rates would potentially remain low, even if inflation persistently exceeded the Fed’s 2% target.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, declined slightly during the
period. The 10-year U.S. Treasury yield recovered from a
new record closing low in early August 2020 and rose slightly for the period, remaining historically low despite the widening
U.S. federal budget deficit and a massive increase in
issuance. Mortgage-backed securities (MBS), as measured
by the Bloomberg Barclays MBS Index, ended the period
relatively flat despite Fed support, as lower interest rates led to accelerated prepayments from mortgage refinancing.
U.S. corporate bond performance varied based on credit
rating, reflecting the recovery of credit markets following
the initial COVID-19 shock. As Fed support tempered many
investors’ concerns about credit quality, prices for corporate bonds rebounded, particularly for the lower-rated segment.
1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 10/31/20, this category consisted of 351 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page
14
.

Franklin Strategic Income Fund
4
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Semiannual Report
Consequently, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, advanced significantly. Investment-grade corporate
bonds, as represented by the Bloomberg Barclays U.S.
Corporate Bond Index, also posted solid performance.
Investment Strategy
We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We employ a top-down
analysis of macroeconomic trends combined with a bottom-
up fundamental analysis of market sectors, industries and
issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-
related transactions involving derivative instruments,
including currency and cross currency forwards, currency
swaps, currency and currency index futures contracts and
currency options. We may also enter into interest-rate and
credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and
credit default swaps and interest rate and/or bond futures
contracts.
Manager’s Discussion
During the six-month period, financial markets were volatile but recovered from the sharp decline experienced earlier
in the year as a Fed backstop for credit markets bolstered
investor confidence. Amid signs of economic progress,
investors weighed the generally positive data against
rising COVID-19 cases, lack of progress on fiscal stimulus
negotiations and uncertainty leading up to the presidential
election, which exacerbated market volatility. Despite the
heightened state of market uncertainty, fixed income spreads still managed to end the period largely narrower.
In this environment, most fixed income sectors posted
positive total returns and outpaced similar maturity U.S.
Treasuries which underperformed with negative total returns.
The Fund’s largest allocations were in high yield (HY) and
investment-grade (IG) corporate bonds, which were the
primary contributors to performance. Additionally, senior
secured floating-rate bank loans and collateralized loan
obligation exposure benefited absolute results. We increased our HY exposure over the period. The sector offers what
we consider an interesting juxtaposition between average
valuations and a challenging economic backdrop, and while
we believe volatility could remain elevated in the near-term, the technical environment has remained generally supportive
and we view HY as an attractive asset class in the continued
low-rate environment. We also slightly increased our IG
exposure while paring senior secured floating-rate loan
exposure. While we remain generally positive on the IG
corporate bond sector, the opportunity set has become less
compelling to us given tighter valuations and continued
near-term economic and policy uncertainty, particularly as
COVID-19 cases have surged.
Our allocation to non-agency residential mortgage-backed
securities (RMBS) also added to portfolio returns as markets continue to recover from the distressed levels seen in the
first quarter. A majority of RMBS exposure in the portfolio is in credit risk transfer securities (CRTs). We believe RMBS
issuance should remain light for 2020, particularly in CRTs
and we continue to believe we could see an overall strong
housing market, supported by limited home supply coupled
with strong demand and historically low mortgage rates. We
pared exposure amid strength in the market over the period.
Sovereign emerging markets securities and Treasury
Inflation Protected-Securities (TIPS) performance
contributed to returns. We reduced TIPS exposure over the
period as inflation expectations have continued to recover
since their March lows. Foreign currency exposure detracted
from performance as gains mainly from our long Japanese
yen, South African rand and Mexican peso positions were
offset by negative returns mainly from our short Australian
dollar, Singapore dollar and Canadian dollar positions.
Portfolio Composition
10/31/20
% of Total
Net Assets
Corporate Bonds 46.4%
Asset-Backed Securities 19.7%
Foreign Government and Agency Securities 14.3%
Mortgage-Backed Securities 7.7%
U.S. Government and Agency Securities 4.3%
Senior Floating Rate Interests 4.1%
Management Investment Companies 2.8%
Municipal Bonds 1.6%
Other 1.0%
Short-Term Investments & Other Net Assets (1.9)%

Franklin Strategic Income Fund
5
franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Co-Lead Portfolio Manager
Patricia O’Connor, CFA
Co-Lead Portfolio Manager
William Chong, CFA, FRM
Co-Lead Portfolio Manager
David Yuen, CFA, FRM
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Strategic Income Fund
6
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +8.38% +4.29%
1-Year +0.44% -3.30%
5-Year +16.17% +2.26%
10-Year +38.36% +2.90%
Advisor
6-Month +8.51% +8.51%
1-Year +0.69% +0.69%
5-Year +17.61% +3.30%
10-Year +41.81% +3.56%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.37% 2.71% 2.69%
Advisor 4.82% 3.06% 3.04%
See page 7 for Performance Summary footnotes.

Franklin Strategic Income Fund
Performance Summary
7
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the
Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past six months and the maximum offering price (NAV for Advisor Class) per share on 10/31/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–10/31/20)
Share Class
Net Investment
Income
A $0.1745
C $0.1546
R $0.1628
R6 $0.1920
Advisor $0.1861
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.90%
Advisor 0.63% 0.65%

Your Fund’s Expenses
Franklin Strategic Income Fund
8
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,083.80 $4.47 $1,020.91 $4.34 0.86%
C $1,000 $1,081.46 $6.58 $1,018.89 $6.38 1.26%
R $1,000 $1,082.81 $5.87 $1,019.57 $5.69 1.11%
R6 $1,000 $1,085.75 $2.70 $1,022.62 $2.62 0.51%
Advisor $1,000 $1,085.06 $3.17 $1,022.16 $3.08 0.61%

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
2
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.67 $9.61 $9.61 $9.84 $9.32 $10.04
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.38 0.42 0.39 0.39 0.42
Net realized and unrealized gains (losses) 0.48 (0.90) —
c
(0.32) 0.30 (0.74)
Total from investment operations ........ 0.72 (0.52) 0.42 0.07 0.69 (0.32)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.17) (0.42) (0.42) (0.30) (0.17) (0.40)
Net asset value, end of period .......... $9.22 $8.67 $9.61 $9.61 $9.84 $9.32
Total return
d
....................... 8.38% (5.72)% 4.52% 0.64% 7.50% (3.14)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.88% 0.89% 0.90% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.86% 0.86% 0.84% 0.85% 0.82% 0.84%
Net investment income ............... 5.13% 4.01% 4.39% 3.93% 4.08% 4.44%
Supplemental data
Net assets, end of period (000’s) ........ $2,837,732 $2,686,523 $3,131,799 $3,291,002 $3,833,786 $4,500,752
Portfolio turnover rate ................ 69.48% 118.64% 116.21%
g
115.94% 140.83% 88.04%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 34.18% 86.69% 39.01%
g
47.40% 87.33% 48.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(j) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.67 $9.61 $9.60 $9.84 $9.31 $10.04
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.34 0.38 0.35 0.35 0.38
Net realized and unrealized gains (losses) 0.48 (0.90) 0.01 (0.33) 0.31 (0.75)
Total from investment operations ........ 0.70 (0.56) 0.39 0.02 0.66 (0.37)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.15) (0.38) (0.38) (0.26) (0.13) (0.36)
Net asset value, end of period .......... $9.22 $8.67 $9.61 $9.60 $9.84 $9.31
Total return
c
....................... 8.15% (6.11)% 4.19% 0.14% 7.19% (3.64)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.28% 1.29% 1.30% 1.28% 1.28%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.26% 1.26% 1.24% 1.25% 1.22% 1.24%
Net investment income ............... 4.71% 3.61% 3.99% 3.53% 3.68% 4.04%
Supplemental data
Net assets, end of period (000’s) ........ $448,600 $518,795 $716,327 $1,078,890 $1,385,981 $1,645,852
Portfolio turnover rate ................ 69.48% 118.64% 116.21%
f
115.94% 140.83% 88.04%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 34.18% 86.69% 39.01%
f
47.40% 87.33% 48.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(j) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.63 $9.57 $9.57 $9.81 $9.28 $10.01
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.36 0.39 0.36 0.37 0.39
Net realized and unrealized gains (losses) 0.49 (0.91) 0.01 (0.33) 0.31 (0.74)
Total from investment operations ........ 0.71 (0.55) 0.40 0.03 0.68 (0.35)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.16) (0.39) (0.40) (0.27) (0.15) (0.38)
Net asset value, end of period .......... $9.18 $8.63 $9.57 $9.57 $9.81 $9.28
Total return
c
....................... 8.28% (5.98)% 4.28% 0.29% 7.38% (3.50)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.13% 1.14% 1.15% 1.13% 1.13%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.12%
f
1.11% 1.09% 1.10% 1.07% 1.09%
Net investment income ............... 4.88% 3.76% 4.14% 3.68% 3.83% 4.19%
Supplemental data
Net assets, end of period (000’s) ........ $62,764 $62,063 $85,458 $105,692 $146,552 $181,671
Portfolio turnover rate ................ 69.48% 118.64% 116.21%
g
115.94% 140.83% 88.04%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 34.18% 86.69% 39.01%
g
47.04% 87.33% 48.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(j) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.68 $9.63 $9.62 $9.86 $9.33 $10.05
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.43 0.45 0.43 0.43 0.46
Net realized and unrealized gains (losses) 0.49 (0.93) 0.02 (0.34) 0.31 (0.74)
Total from investment operations ........ 0.74 (0.50) 0.47 0.09 0.74 (0.28)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) (0.45) (0.46) (0.33) (0.21) (0.44)
Net asset value, end of period .......... $9.23 $8.68 $9.63 $9.62 $9.86 $9.33
Total return
c
....................... 8.58% (5.46)% 5.03% 0.95% 8.03% (2.76)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.52% 0.51% 0.50% 0.48% 0.49%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.52% 0.49% 0.45% 0.45% 0.42% 0.45%
Net investment income ............... 5.48% 4.38% 4.78% 4.33% 4.48% 4.83%
Supplemental data
Net assets, end of period (000’s) ........ $126,054 $133,575 $307,287 $433,068 $369,106 $286,503
Portfolio turnover rate ................ 69.48% 118.64% 116.21%
f
115.94% 140.83% 88.04%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 34.18% 86.69% 39.01%
f
47.40% 87.33% 48.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(j) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.68 $9.62 $9.62 $9.85 $9.33 $10.05
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.40 0.44 0.41 0.42 0.44
Net realized and unrealized gains (losses) 0.49 (0.90) —
c
(0.32) 0.30 (0.74)
Total from investment operations ........ 0.74 (0.50) 0.44 0.09 0.72 (0.30)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) (0.44) (0.44) (0.32) (0.20) (0.42)
Net asset value, end of period .......... $9.23 $8.68 $9.62 $9.62 $9.85 $9.33
Total return
d
....................... 8.51% (5.47)% 4.88% 0.79% 7.76% (2.89)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.63% 0.64% 0.65% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.61% 0.61% 0.59% 0.60% 0.57% 0.59%
Net investment income ............... 5.37% 4.26% 4.64% 4.18% 4.33% 4.69%
Supplemental data
Net assets, end of period (000’s) ........ $508,743 $517,522 $608,317 $933,747 $1,070,103 $904,899
Portfolio turnover rate ................ 69.48% 118.64% 116.21%
g
115.94% 140.83% 88.04%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 34.18% 86.69% 39.01%
g
47.40% 87.33% 48.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(j) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited), October 31, 2020
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Aerospace & Defense 0.0%
a,b,c
Remington Outdoor Co., Inc. ............................. United States 1,322,439 $ —
b
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 151,545 316,729
b
Entertainment 0.0%
†
d
AMC Entertainment Holdings, Inc. ......................... United States 14,125 33,335
Hotels, Restaurants & Leisure 0.0%
†
a,b,e
Turtle Bay Resort LLC .................................. United States 5,579,939 122,759
b
Machinery 0.1%
a,b
Birch Permian Holdings, Inc. ............................. United States 46,176 230,880
a,b
Birch Permian Holdings, Inc. ............................. United States 359,948 1,754,746
1,985,626
Media 0.0%
†
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 255,294
b
iHeartMedia , Inc., A .................................... United States 115,084 945,991
a,b
iHeartMedia , Inc., B ................................... United States 1,941 14,838
1,216,123
Multiline Retail 0.0%
a,b,f
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,f
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.0%
†
Amplify Energy Corp. .................................. United States 5,288 3,439
Riviera Resources, Inc. ................................. United States 84,462 25,718
29,157
Paper & Forest Products 0.1%
a,b,f
Appvion Operations, Inc. ................................ United States 331,326 4,917,645
Verso Corp., A ........................................ United States 38,905 302,681
5,220,326
Road & Rail 0.0%
a
Onsite Rental Group Operations Pty. Ltd. ................... Australia 2,551,511 —
Specialty Retail 0.0%
†
Party City Holdings, Inc. ................................ United States 117,385 233,596
Total Common Stocks (Cost $40,124,717) ......................................
9,157,651
Management Investment Companies 2.8%
Capital Markets 2.8%
g
Franklin Floating Rate Income Fund ....................... United States 15,243,687 110,821,608
Total Management Investment Companies (Cost $152,217,419) ...................
110,821,608
Warrants
Warrants 0.0%
†
Diversified Financial Services 0.0%
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 18 —
—

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Media 0.0%
†
b
iHeartMedia , Inc., 5/01/39 ............................... United States 1 $ 9
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 10,639 84
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 13,300 43
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 17,100 17
144
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 4,095 2,109
Software & Services 0.0%
†
a,b
WorkCapital BSD SARL, 2/13/26 .......................... Brazil 6,000,000 750,000
Total Warrants (Cost $750,023) ................................................
752,262
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
h,i,j
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 599,324 80,293
Total Convertible Bonds (Cost $106,476) .......................................
80,293
Corporate Bonds 46.4%
Aerospace & Defense 0.1%
j
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 5,000,000 5,218,775
Air Freight & Logistics 0.2%
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 1,200,000 1,381,602
United Parcel Service, Inc. , Senior Bond , 5.3% , 4/01/50 ........
United States 5,400,000 7,774,330
9,155,932
Airlines 0.3%
j
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,400,000 10,563,571
Auto Components 0.7%
j
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 7,000,000 7,652,715
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 12,400,000 13,036,554
Goodyear Tire & Rubber Co. (The) , Senior Note , 4.875% , 3/15/27 .
United States 9,000,000 8,750,295
29,439,564
Banks 2.1%
j
Akbank T.A.S. , Senior Note , 144A, 5.125% , 3/31/25 ........... Turkey 12,400,000 11,490,956
Bank of America Corp. ,
Senior Bond, 3.248%, 10/21/27 ......................... United States 5,000,000 5,518,063
Senior Note, 3.5%, 4/19/26 ............................ United States 5,800,000 6,504,162

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
j
BDO Unibank , Inc. , Senior Note , Reg S, 2.95% , 3/06/23 ........ Philippines 1,550,000 $ 1,611,709
j
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 4,400,000 4,554,634
j
China Construction Bank Corp. , Sub. Note , Reg S, 4.25% to 2/27/24,
FRN thereafter , 2/27/29 ............................... China 8,000,000 8,547,910
i
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,000,000 3,210,000
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 8,300,000 8,590,395
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 2,900,000 2,882,316
Industrial & Commercial Bank of China Ltd. , Senior Note , 3.538% ,
11/08/27 .......................................... China 8,500,000 9,366,830
JPMorgan Chase & Co. , Senior Bond , 2.522% to 4/22/30, FRN
thereafter , 4/22/31 ................................... United States 9,400,000 9,918,390
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 1,600,000 1,746,588
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 2,700,000 2,952,736
Wells Fargo & Co. , Senior Note , 2.188% to 4/30/25, FRN thereafter ,
4/30/26 ........................................... United States 7,700,000 8,013,665
84,908,354
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 16,400,000 18,533,383
Biotechnology 0.6%
j
AbbVie, Inc. ,
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 8,000,000 8,892,407
Senior Note, 144A, 2.95%, 11/21/26 ..................... United States 5,900,000 6,447,642
Senior Note, 144A, 3.2%, 11/21/29 ...................... United States 6,000,000 6,627,692
21,967,741
Building Products 0.7%
j
Carrier Global Corp. , Senior Note , 144A, 2.722% , 2/15/30 ....... United States 16,000,000 16,751,185
j
Cornerstone Building Brands, Inc. , Senior Note , 144A, 8% , 4/15/26 United States 9,000,000 9,371,250
26,122,435
Capital Markets 1.0%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.75% , 2/25/26 ..
United States 15,000,000 16,875,070
Morgan Stanley ,
Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28 ..... United States 10,000,000 11,253,137
Senior Note, 3.875%, 1/27/26 .......................... United States 10,000,000 11,359,172
39,487,379

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Chemicals 2.8%
j
Alpek SAB de CV , Senior Note , 144A, 4.25% , 9/18/29 .......... Mexico 8,000,000 $ 8,219,920
h,j
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 623,545 513,385
j
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 12,400,000 11,467,520
j
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 7,800,000 8,608,865
EI du Pont de Nemours and Co. , Senior Bond , 2.3% , 7/15/30 ....
United States 14,500,000 15,167,004
j
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 7,000,000 6,925,625
j
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 12,500,000 12,864,625
j
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 3,900,000 3,966,593
j
Neon Holdings, Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 United States 5,000,000 5,312,500
Olin Corp. , Senior Bond , 5.125% , 9/15/27 ...................
United States 9,000,000 9,146,250
j
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 5,500,000 6,494,659
j
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 8,000,000 8,677,670
j
TPC Group, Inc. , Senior Secured Note , 144A, 10.5% , 8/01/24 .... United States 11,000,000 9,206,780
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........
United States 2,500,000 2,681,936
j
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,493,303
110,746,635
Commercial Services & Supplies 0.4%
j
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 13,000,000 12,561,250
RELX Capital, Inc. , Senior Note , 3% , 5/22/30 ................
United Kingdom 1,500,000 1,621,657
14,182,907
Communications Equipment 0.3%
j
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 12,652,000 12,560,020
Construction & Engineering 0.0%
†
j
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 1,200,000 846,000
Construction Materials 0.3%
j
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 13,000,000 13,364,000
Consumer Finance 0.6%
j
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 12,700,000 12,914,313
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 3,300,000 3,399,000
Senior Note, 6.625%, 1/15/28 .......................... United States 5,700,000 6,243,210
22,556,523
Containers & Packaging 1.7%
j
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 3,167,000 3,277,053
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 3,700,000 3,813,627

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
Bemis Co., Inc. , Senior Note , 2.63% , 6/19/30 ................
United States 2,100,000 $ 2,202,478
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 7,100,000 7,391,526
j
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 15,000,000 14,489,250
j
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 10,000,000 10,540,000
j
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 484,000 490,292
Senior Secured Note, 144A, 4%, 10/15/27 ................. United States 4,600,000 4,674,750
j
Sealed Air Corp. ,
Senior Note, 144A, 4.875%, 12/01/22 .................... United States 4,000,000 4,217,500
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 11,300,000 12,366,438
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 3,600,000 3,836,396
67,299,310
Distributors 0.1%
j
Resideo Funding, Inc. , Senior Note , 144A, 6.125% , 11/01/26 ..... United States 5,000,000 4,837,500
Diversified Financial Services 0.4%
k
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 5.96% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 11,513,000 BRL 2,262,669
j
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 13,000,000 12,756,250
15,018,919
Diversified Telecommunication Services 1.4%
j
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 9,100,000 8,745,100
j
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 2,500,000 2,535,937
AT&T, Inc. ,
Senior Note, 2.95%, 7/15/26 ........................... United States 6,000,000 6,542,009
Senior Note, 2.3%, 6/01/27 ............................ United States 2,900,000 3,013,480
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 ..............
Canada 1,400,000 1,747,163
j
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 5/01/25 ..................... United States 13,000,000 13,367,250
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 2,000,000 2,080,010
Senior Bond, 144A, 4.5%, 5/01/32 ....................... United States 10,000,000 10,337,500
TELUS Corp. , Senior Bond , 4.6% , 11/16/48 ..................
Canada 1,000,000 1,240,750
j
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 5,600,000 5,696,600
55,305,799
Electric Utilities 2.3%
j
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 3,289,000 3,623,590
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,978,388
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,801,763
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 15,516,997
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,696,612

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 .............
United States 24,200,000 $ 26,951,810
j
State Grid Overseas Investment 2016 Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 15,800,000 17,569,207
j
Three Gorges Finance I Cayman Islands Ltd. , Senior Note , 144A,
3.15% , 6/02/26 ..................................... China 12,800,000 13,868,800
j
TNB Global Ventures Capital Bhd. , Senior Note , Reg S, 3.244% ,
10/19/26 .......................................... Malaysia 3,775,000 4,064,411
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 820,000 1,209,998
90,281,576
Electronic Equipment, Instruments & Components 0.8%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 10,000,000 10,000,000
Flex Ltd. ,
Senior Note, 3.75%, 2/01/26 ........................... United States 12,300,000 13,471,064
Senior Note, 4.875%, 5/12/30 .......................... United States 7,100,000 8,218,624
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 2,100,000 2,166,497
33,856,185
Energy Equipment & Services 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Note , 4.486% , 5/01/30 ........................... United States 700,000 794,589
j
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 6,000,000 2,351,250
j
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 4,062,222
j
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 4,591,000 2,727,697
9,935,758
Entertainment 0.9%
j
AMC Entertainment Holdings, Inc. ,
h
Secured Note, 144A, PIK, 12%, 6/15/26 .................. United States 4,791,000 162,894
Senior Secured Note, 144A, 10.5%, 4/24/26 ............... United States 565,000 290,975
j
Live Nation Entertainment, Inc. , Senior Note , 144A, 4.75% , 10/15/27 United States 4,400,000 4,054,886
Netflix, Inc. , Senior Bond , 4.375% , 11/15/26 .................
United States 11,800,000 12,830,803
Walt Disney Co. (The) , Senior Note , 2.2% , 1/13/28 ............
United States 4,800,000 5,020,326
j
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 12,100,000 11,525,250
33,885,134
Equity Real Estate Investment Trusts (REITs) 1.0%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 4,500,000 4,755,736
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,200,000 4,368,000
Senior Bond, 5%, 10/15/27 ............................ United States 5,700,000 5,974,882
j
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 8,600,000 8,444,125
j
SBA Communications Corp. , Senior Note , 144A, 3.875% , 2/15/27 . United States 9,000,000 9,157,500
j
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 1,300,000 1,317,875
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 7,500,000 7,531,650
41,549,768
Food & Staples Retailing 0.2%
j
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 8,700,000 9,442,951

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food Products 1.1%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ...............
United States 9,000,000 $ 9,323,460
j
China Mengniu Dairy Co. Ltd. , Senior Note , Reg S, 4.25% , 8/07/23 China 392,000 420,748
j
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 5,000,000 5,029,000
j
Kraft Heinz Foods Co. ,
Senior Bond, 144A, 4.25%, 3/01/31 ...................... United States 2,000,000 2,171,161
Senior Note, 144A, 3.875%, 5/15/27 ..................... United States 11,500,000 12,171,231
j
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 8,000,000 8,060,800
j
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ....... United States 6,700,000 6,884,250
44,060,650
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 2,800,000 2,988,646
Health Care Providers & Services 1.2%
Anthem, Inc. ,
Senior Bond, 2.25%, 5/15/30 ........................... United States 3,650,000 3,763,876
Senior Bond, 3.7%, 9/15/49 ............................ United States 1,400,000 1,584,397
Centene Corp. ,
j
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 7,600,000 8,006,296
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 3,164,445
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,507,069
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,456,329
CHS/Community Health Systems, Inc. , Senior Secured Note , 6.25% ,
3/31/23 ........................................... United States 8,000,000 7,940,000
Cigna Corp. , Senior Bond , 4.9% , 12/15/48 ...................
United States 1,200,000 1,546,310
CVS Health Corp. , Senior Bond , 4.3% , 3/25/28 ...............
United States 5,800,000 6,725,740
HCA, Inc. , Senior Bond , 5.875% , 2/15/26 ...................
United States 3,000,000 3,393,750
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 3,870,000 4,309,210
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 2,100,000 2,248,090
46,645,512
Hotels, Restaurants & Leisure 1.7%
j
1011778 BC ULC / New Red Finance, Inc. ,
Secured Bond, 144A, 4%, 10/15/30 ...................... Canada 9,000,000 8,955,000
Secured Note, 144A, 5%, 10/15/25 ...................... Canada 3,880,000 3,978,358
j
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 3,700,000 3,803,600
j
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 1,500,000 1,540,320
j
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 13,200,000 11,193,864
j
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 13,000,000 12,890,865
j
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note , 144A, 5.25% , 6/01/26 ....................... United States 5,100,000 5,279,520
MGM Resorts International , Senior Note , 4.75% , 10/15/28 .......
United States 10,000,000 9,793,750
j
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 9,800,000 9,401,875
66,837,152

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Household Durables 0.8%
KB Home ,
Senior Bond, 7.5%, 9/15/22 ............................ United States 5,000,000 $ 5,469,925
Senior Note, 7%, 12/15/21 ............................ United States 5,000,000 5,209,375
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 14,300,000 15,538,126
j
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,500,000 7,637,063
33,854,489
Household Products 0.3%
j
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 8,500,000 8,593,500
j
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 2,200,000 2,231,625
j
Spectrum Brands, Inc. , Senior Bond , 144A, 5.5% , 7/15/30 ....... United States 2,300,000 2,465,312
13,290,437
Independent Power and Renewable Electricity Producers 1.6%
j
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 4,396,535
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 4,000,000 4,130,080
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 6,500,000 6,572,865
Clearway Energy Operating LLC , Senior Note , 5.75% , 10/15/25 ..
United States 12,800,000 13,432,000
j
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 8,328,825
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 3,036,010
j
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 10,900,000 10,341,375
j
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 3,000,000 2,085,000
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 10,840,500
63,163,190
Insurance 1.0%
Aflac, Inc. , Senior Note , 3.6% , 4/01/30 .....................
United States 12,000,000 13,917,073
j
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 2,000,000 2,103,380
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 10,000,000 10,791,539
j
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 . United States 9,100,000 9,795,084
Willis North America, Inc. , Senior Note , 2.95% , 9/15/29 .........
United States 3,500,000 3,813,935
40,421,011
Interactive Media & Services 0.4%
j
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 17,100,000 17,310,722
Internet & Direct Marketing Retail 0.3%
JD.com, Inc. , Senior Note , 3.375% , 1/14/30 ..................
China 12,200,000 13,160,456

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
IT Services 0.9%
j
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 $ 9,142,500
Fiserv, Inc. , Senior Bond , 2.65% , 6/01/30 ...................
United States 6,300,000 6,694,204
j
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 7,000,000 7,316,470
j
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 12,000,000 12,339,360
35,492,534
Machinery 0.6%
j
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 7,000,000 7,198,345
j
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 3,300,000 3,416,160
j
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 9,000,000 9,279,675
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 1,900,000 2,026,032
21,920,212
Marine 0.3%
j
ICTSI Treasury BV , Senior Note , Reg S, 4.625% , 1/16/23 ....... Philippines 12,000,000 12,612,180
Media 2.9%
j
Altice Financing SA , Senior Secured Bond , 144A, 7.5% , 5/15/26 .. Luxembourg 4,000,000 4,180,000
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 16,300,000 16,834,640
j
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 1,300,000 1,324,375
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 10,362,000 8,993,957
j
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 3,200,000 3,108,000
Comcast Corp. , Senior Bond , 4.75% , 3/01/44 ................
United States 1,400,000 1,843,489
j
CSC Holdings LLC , Senior Note , 144A, 5.5% , 5/15/26 .......... United States 16,000,000 16,640,000
j
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 4,500,000 1,873,125
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 4,300,000 2,512,812
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................. United States 3,500,000 3,517,500
Senior Note, 5.875%, 11/15/24 ......................... United States 6,100,000 6,145,750
Senior Note, 7.375%, 7/01/28 .......................... United States 3,600,000 3,631,500
Fox Corp. , Senior Note , 3.5% , 4/08/30 .....................
United States 4,000,000 4,480,825
j
Gray Television, Inc. , Senior Note , 144A, 4.75% , 10/15/30 ....... United States 10,300,000 10,171,250
iHeartCommunications , Inc. , Senior Note , 8.375% , 5/01/27 ......
United States 1,199,371 1,171,863
j
Nexstar Broadcasting, Inc. , Senior Note , 144A, 4.75% , 11/01/28 .. United States 8,000,000 8,075,000
j
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 3,900,000 3,672,981
j
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 16,000,000 15,750,000
113,927,067
Metals & Mining 0.9%
j
CSN Islands XI Corp. , Senior Note , 144A, 6.75% , 1/28/28 ....... Brazil 8,000,000 7,887,920
j
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.125% ,
5/15/24 ........................................... Australia 7,700,000 8,252,552
j
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 14,000,000 14,463,820
j
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp. , Senior Note , 144A, 7.5% , 6/15/25 .................. United States 4,400,000 3,946,250
34,550,542

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 .................
United States 1,700,000 $ 1,989,308
a,h,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,283,232 —
a,h,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 3,001,471 15,007
2,004,315
Multi-Utilities 0.2%
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 8,500,000 9,579,330
Oil, Gas & Consumable Fuels 4.5%
j
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 4,400,000 4,312,186
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 5,900,000 6,069,010
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 5,600,000 5,327,000
Senior Note, 4.875%, 11/15/27 ......................... United States 5,000,000 4,700,000
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 3,700,000 3,628,671
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 11,900,000 12,552,016
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 6,400,000 7,249,358
Cheniere Energy Partners LP , Senior Secured Note , 5.25% ,
10/01/25 .......................................... United States 11,900,000 12,126,100
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........
United States 6,500,000 6,857,500
j
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 5,000,000 3,653,125
Energy Transfer Operating LP , Senior Note , 4.05% , 3/15/25 ......
United States 1,300,000 1,367,995
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 .........
United States 10,900,000 9,352,200
h,j
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 10,664,175 5,670,083
Enterprise Products Operating LLC , Senior Bond , 4.8% , 2/01/49 ..
United States 1,200,000 1,390,771
EOG Resources, Inc. , Senior Note , 4.375% , 4/15/30 ...........
United States 1,000,000 1,177,182
Exxon Mobil Corp. , Senior Bond , 2.61% , 10/15/30 .............
United States 4,700,000 4,991,116
j
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 16,387,122 14,953,249
Senior Secured Note, 144A, 10%, 2/29/24 ................. United States 3,608,495 3,653,601
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 15,000,000 14,454,767
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,000,000 4,057,500
Senior Note, 8.875%, 7/15/30 .......................... United States 6,800,000 6,668,250
j
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 8,200,000 8,440,875
j
Sabine Pass Liquefaction LLC , Senior Secured Note , 144A, 4.5% ,
5/15/30 ........................................... United States 10,000,000 11,191,234
j
Seven Generations Energy Ltd. , Senior Note , 144A, 5.375% , 9/30/25 Canada 1,700,000 1,624,103
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.875% , 1/15/23
United States 5,900,000 5,965,755
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 16,400,000 17,618,608
179,052,255
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 3,700,000 3,814,145

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 1.0%
j
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 5,000,000 $ 5,474,175
j
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 3,100,000 3,189,900
j
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 13,485,827
j
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 6,580,000 7,070,769
Senior Note, 144A, 6%, 6/30/28 ........................ United States 6,537,000 5,056,370
j
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 1,716,000 1,821,208
j
Royalty Pharma plc , Senior Bond , 144A, 3.3% , 9/02/40 ......... United States 5,300,000 5,202,097
41,300,346
Real Estate Management & Development 0.7%
j
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 7,500,000 8,581,013
j
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 8,000,000 8,015,000
j
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 10,000,000 10,081,250
26,677,263
Road & Rail 1.3%
Burlington Northern Santa Fe LLC , Senior Bond , 4.15% , 4/01/45 ..
United States 3,600,000 4,391,448
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 1,600,000 1,887,228
j
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 2,000,000 2,015,000
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 14,000,000 14,026,250
j
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 17,300,000 23,765,529
a,h
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 4,655,176 4,101,072
50,186,527
Semiconductors & Semiconductor Equipment 0.3%
j
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 12,900,000 13,141,875
Software 0.3%
j
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 4,200,000 4,255,125
j
NortonLifeLock , Inc. , Senior Note , 144A, 5% , 4/15/25 .......... United States 7,500,000 7,657,200
11,912,325
Specialty Retail 0.4%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 1,900,000 2,228,957
L Brands, Inc. ,
Senior Bond, 5.25%, 2/01/28 ........................... United States 5,500,000 5,427,812
j
Senior Note, 144A, 6.625%, 10/01/30 .................... United States 1,600,000 1,683,000
j
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 5,000,000 5,171,875
j,k
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,153,545 813,249
15,324,893
Textiles, Apparel & Luxury Goods 0.3%
j
Hanesbrands, Inc. , Senior Bond , 144A, 4.875% , 5/15/26 ........ United States 10,000,000 10,827,800

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance 1.1%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 7,000,000 $ 7,205,625
j
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 11,500,000 11,740,925
j
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 4,600,000 4,536,750
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 8,100,000 7,993,688
j
United Shore Financial Services LLC , Senior Note , 144A, 5.5% ,
11/15/25 .......................................... United States 11,400,000 11,553,330
43,030,318
Tobacco 0.5%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................
United States 12,400,000 13,478,052
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 600,000 629,995
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 2,700,000 2,912,979
j
Imperial Brands Finance plc , Senior Note , 144A, 3.875% , 7/26/29 . United Kingdom 2,200,000 2,423,592
Reynolds American, Inc. , Senior Note , 4.45% , 6/12/25 ..........
United Kingdom 1,900,000 2,147,413
21,592,031
Trading Companies & Distributors 0.7%
j
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 12,000,000 11,793,780
j
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 5,300,000 5,459,000
j
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 4,700,000 5,070,477
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 5,500,000 6,028,523
28,351,780
Wireless Telecommunication Services 1.2%
h,j
Digicel Group 0.5 Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 ..... Bermuda 1,107,585 368,949
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 8,000,000 8,693,480
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 10,000,000 10,716,200
T-Mobile USA, Inc. ,
Senior Note, 5.125%, 4/15/25 .......................... United States 6,000,000 6,168,690
j
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 4,800,000 4,642,368
j
Senior Secured Note, 144A, 3.875%, 4/15/30 .............. United States 13,400,000 15,069,774
j
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 3,400,000 3,408,500
49,067,961
Total Corporate Bonds (Cost $1,847,118,640) ...................................
1,847,164,083
k,l
Senior Floating Rate Interests 4.1%
Aerospace & Defense 0.0%
†
h
Alloy FinCo Ltd., Facility Term Loan, B, 0.5%, PIK, (3-month USD
LIBOR + 0.5%), 3/06/25 ............................... Jersey 2,938,441 780,656
Airlines 0.0%
†
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 568,379 567,313
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 235,574 234,931
802,244
a a a a a a

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Auto Components 0.1%
Adient US LLC, Initial Term Loan, 4.422%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,680,849 $ 4,624,679
m
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, TBD,
10/20/27 .......................................... United States 228,432 223,577
4,848,256
a a a a a a
Automobiles 0.0%
†
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 1,780,712 1,771,808
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.094%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 2,230,154 2,179,006
Capital Markets 0.0%
†
Russell Investments US Institutional Holdco, Inc., Initial Term Loan,
3.75%, (3-month USD LIBOR + 2.75%), 6/01/23 ............. United States 630,769 626,959
Chemicals 0.0%
†
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 1.97%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 1,887,232 1,836,117
Commercial Services & Supplies 0.1%
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD LIBOR +
2.25%), 12/06/24 .................................... United States 2,040,990 2,035,030
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 2,493,087 2,465,227
4,500,257
a a a a a a
Containers & Packaging 0.0%
†
Berry Global, Inc., Term Loan, Y, 2.147%, (1-month USD LIBOR +
2%), 7/01/26 ....................................... United States 1,484,944 1,439,853
Diversified Financial Services 0.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.72%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 2,069,786 2,015,599
Jefferies Finance LLC, 2020 Term Loan, 4.5%, (1-month USD LIBOR
+ 3.75%), 9/30/27 ................................... United States 801,473 794,460
2,810,059
a a a a a a
Electric Utilities 0.0%
†
EFS Cogen Holdings I LLC, Term Loan, 4.5%, (3-month USD LIBOR
+ 3.5%), 10/01/27 ................................... United States 1,160,000 1,152,930
Entertainment 0.0%
†
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 2,970,000 1,862,442
Food & Staples Retailing 0.1%
Aramark Intermediate HoldCo Corp., U.S. Term Loan, B4, 1.898%,
(1-month USD LIBOR + 1.75%), 1/15/27 .................. United States 3,880,500 3,726,502
Food Products 0.3%
B&G Foods, Inc., Term Loan, B4, 2.648%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 689,010 686,340
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 7/05/21 ........................... United States 7,846,051 7,511,721

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Food Products (continued)
JBS USA Lux SA, New Term Loan, 2.148%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 2,243,128 $ 2,194,643
10,392,704
a a a a a a
Health Care Providers & Services 0.1%
m,n
CNT Holdings I Corp., First Lien, Term Loan Facility, TBD, 10/16/27 United States 116,829 115,685
DaVita, Inc., Term Loan, B1, 1.898%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 1,985,000 1,945,300
n
Navicure , Inc., First Lien, Initial Term Loan, 4.148%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 520,000 508,516
2,569,501
a a a a a a
Hotels, Restaurants & Leisure 0.1%
Caesars Resort Collection LLC, Term Loan ,
B, 2.898%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 2,977,041 2,799,669
B1, 4.649%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 114,883 111,544
2,911,213
a a a a a a
Household Products 1.0%
a
FGI Operating Co. LLC, Last Out Initial Term Loan, 13%, (3-month
USD LIBOR + 10%; 3-month USD LIBOR + 11%), 5/17/21 ..... United States 28,662,305 28,662,305
a,h,o
FGI Operating Co. LLC, Term Loan, PIK, (3-month USD LIBOR +
11%), 5/16/22 ...................................... United States 15,104,489 9,828,738
38,491,043
a a a a a a
IT Services 0.4%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 2,462,025 2,073,419
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(6-month USD LIBOR + 8.25%), 11/01/25 .................. United States 7,588,688 4,766,189
m,n
Barracuda Networks, Inc., Term Loan, TBD, 2/12/25 ........... United States 377,855 372,187
n
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 330,000 325,326
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 3,654,399 3,612,830
WEX, Inc., Term Loan, B3, 2.398%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 4,108,167 3,974,652
15,124,603
a a a a a a
Leisure Products 0.1%
NASCAR Holdings LLC, Initial Term Loan, 2.902%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 3,108,741 3,032,421
Machinery 0.1%
Altra Industrial Motion Corp., Term Loan, 2.148%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 2,126,255 2,090,045
Navistar, Inc., Term Loan, B, 3.65%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 1,497,026 1,486,173
3,576,218
a a a a a a
Media 0.1%
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.398%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 987,212 955,745
Gray Television, Inc., Term Loan, C, 2.649%, (1-month USD LIBOR +
2.5%), 1/02/26 ...................................... United States 339,690 331,538
Nexstar Broadcasting, Inc., Term Loan, B4, 2.899%, (1-month USD
LIBOR + 2.75%), 9/18/26 .............................. United States 958,343 936,301

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Media (continued)
m,n
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 1,888,138 $ 1,855,096
4,078,680
a a a a a a
Multiline Retail 0.0%
†
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 4%,
(1-month USD LIBOR + 3.25%), 10/19/27 ................. United States 1,867,139 1,843,688
Oil, Gas & Consumable Fuels 0.3%
Buckeye Partners LP, Initial Term Loan, 2.897%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 1,561,587 1,536,492
n,p
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
3.675%, (1-month USD LIBOR; 1-month USD LIBOR + 8.75%),
8/04/21 ........................................... United States 386,753 388,687
o
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, (3-month
USD LIBOR + 5.25%), 4/11/22 .......................... United States 32,439,645 7,136,722
UTEX Industries, Inc., Debtor-in-possession Term Loan, 10%,
(1-month USD LIBOR + 9%), 2/08/21 ..................... United States 137,013 137,698
o
UTEX Industries, Inc., First Lien, Initial Term Loan, (3-month USD
LIBOR + 5%), 5/21/21 ................................ United States 2,138,576 658,682
o
UTEX Industries, Inc., Second Lien, Initial Term Loan, (3-month USD
LIBOR + 7.25%), 5/20/22 .............................. United States 955,410 23,885
9,882,166
a a a a a a
Paper & Forest Products 0.1%
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 4,823,297 4,738,889
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 2,162,734 2,157,782
Real Estate Management & Development 0.1%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.898%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 3,165,351 3,038,737
Road & Rail 0.2%
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 1,666,401 1,509,134
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 3,404,855 3,129,152
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 2,283,412 2,254,869
6,893,155
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.148%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 1,980,000 1,941,113
Software 0.5%
Aristocrat Leisure Ltd., Term Loan, B3, 1.959%, (3-month USD
LIBOR + 1.75%), 10/19/24 ............................. Australia 1,000,348 976,340
n
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility, 4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 . United States 410,000 398,520
a
WorkCapital BSD SARL, Term Loan, 16.254%, (1-month USD
LIBOR + 16%), 11/02/22 .............................. United States 20,000,000 19,911,128
21,285,988
a a a a a a

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Technology Hardware, Storage & Peripherals 0.0%
†
m
Amentum Government Services Holdings LLC, Incremental Term
Loan, TBD, 1/29/27 .................................. United States 330,000 $ 323,813
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 1,005,179 1,006,435
1,330,248
a a a a a a
Total Senior Floating Rate Interests (Cost $206,974,996) .........................
161,625,238
q
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
a
Lending Club - LCX PM, 8.46% - 20.74%, 9/04/23 - 10/22/25 ..... United States 2,147,066 2,146,500
a
Lending Club - LCX, 6.46% - 28.8%, 5/31/22 - 3/17/25 ......... United States 4,020,853 3,694,034
a
Upgrade, 14.19% - 30.51%, 11/05/22 - 2/20/25 ............... United States 2,026,999 1,802,543
7,643,077
a a a a a a
Total Marketplace Loans (Cost $8,194,918) .....................................
7,643,077
r
Loan Participations and Assignments 0.5%
b,j
Russian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%,
4/05/22 ........................................... Russia 17,600,000 18,699,014
Total Loan Participations and Assignments (Cost $18,158,659) ...................
18,699,014
Foreign Government and Agency Securities 14.3%
j
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
s
19,100,000 19,749,400
j
Angola Government Bond , Senior Note , 144A, 8.25% , 5/09/28 ... Angola 28,800,000 22,738,320
j
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 24,800,000 EUR 24,903,313
j
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
s
11,500,000 12,374,000
j
Belarus Government Bond ,
Senior Note, 144A, 7.625%, 6/29/27 ...................... Belarus 11,400,000 11,346,420
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 12,300,000 11,659,219
Brazil Notas do Tesouro Nacional ,
10%, 1/01/23 ....................................... Brazil 34,402,000 BRL 6,580,791
t
Index Linked, 6%, 5/15/23 ............................. Brazil 65,409,448 BRL 12,809,480
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 15,187,340
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 18,701,641
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 2,800,000 3,152,968
Senior Bond, 5%, 6/15/45 ............................. Colombia 20,700,000 24,110,325
j
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 838,300,000 DOP 14,508,727
Ecopetrol SA , Senior Bond , 4.125% , 1/16/25 .................
Colombia 8,200,000 8,612,050
i,j
Electricite de France SA ,
Junior Sub. Bond, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual .......................................... France 25,000,000 25,927,250
Junior Sub. Bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual .......................................... France 5,000,000 5,253,475
Equinor ASA , Senior Note , 2.375% , 5/22/30 .................
Norway 7,000,000 7,287,483
j
Export-Import Bank of India , Senior Note , 144A, 3.875% , 2/01/28 . India 16,000,000 16,890,080
j
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 10,443,918 9,977,858
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 17,150,000 15,362,831

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ................................ Indonesia 129,210,000,000 IDR $ 9,353,921
FR39, 11.75%, 8/15/23 ............................... Indonesia 29,150,000,000 IDR 2,347,248
FR44, 10%, 9/15/24 .................................. Indonesia 8,340,000,000 IDR 662,239
FR56, 8.375%, 9/15/26 ............................... Indonesia 363,988,000,000 IDR 27,750,196
j
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 8,100,000 9,283,693
j
Senior Note, 144A, 3.85%, 7/18/27 ....................... Indonesia 22,000,000 24,666,398
j
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 25,687,500 22,220,921
j
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 9,200,000 10,581,242
j
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 17,700,000 23,539,938
Mexico Government Bond ,
Senior Note, 4.15%, 3/28/27 ........................... Mexico 32,700,000 36,480,937
Senior Note, 3.75%, 1/11/28 ............................ Mexico 4,000,000 4,336,660
j
Panama Notas del Tesoro , Senior Note , 144A, 3.75% , 4/17/26 ... Panama 6,400,000 6,933,536
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 8,600,000 13,044,437
j
Russia Government Bond ,
Senior Note, 144A, 4.875%, 9/16/23 ...................... Russia 6,800,000 7,457,560
Senior Note, Reg S, 4.75%, 5/27/26 ...................... Russia 12,000,000 13,739,400
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 365,000,000 ZAR 18,373,574
j
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 3,900,000 EUR 4,499,900
j
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 4,355,000 4,542,465
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 4,355,000 4,518,792
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 6,000,000 5,774,520
u
VRI, GDP Linked Security, Senior Bond, 144A, Reg S, 5/31/40 .. Ukraine 9,990,000 8,685,606
t
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 918,721,097 UYU 23,886,749
Total Foreign Government and Agency Securities (Cost $599,478,482) ............
569,812,903
U.S. Government and Agency Securities 4.3%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,477,188
6.25%, 8/15/23 ..................................... United States 4,000,000 4,675,000
6.875%, 8/15/25 ..................................... United States 1,000,000 1,308,828
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 30,000,000 30,440,625
t
0.625%, 1/15/24 ..................................... United States 22,950,000 27,031,797
t
0.125%, 7/15/24 ..................................... United States 38,840,000 44,708,049
0.25%, 6/30/25 ..................................... United States 41,000,000 40,807,813
t
0.375%, 7/15/25 ..................................... United States 17,700,000 20,907,154
Total U.S. Government and Agency Securities (Cost $166,890,947) ................
173,356,454
Asset-Backed Securities 19.7%
Capital Markets 0.1%
v
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.529% ,
( 1-month USD LIBOR + 0.38% ), 8/25/35 .................. United States 352,979 354,021
j,v
Mountain View CLO XIV Ltd. , 2019-1A , C , 144A, FRN , 3.137% ,
( 3-month USD LIBOR + 2.9% ), 4/15/29 ................... United States 4,500,000 4,410,075
4,764,096
a A a a a a

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 0.5%
v
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.51% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 20,069,000 $ 20,165,977
Diversified Financial Services 10.3%
j,v
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.814%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 3,000,000 2,917,150
2012-11A, CR2, 144A, FRN, 2.114%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 1,000,000 912,442
j,v
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.868% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 17,500,000 16,462,498
j,v
Ares L CLO Ltd. , 2018-50A , B , 144A, FRN , 1.937% , ( 3-month USD
LIBOR + 1.7% ), 1/15/32 ............................... United States 15,700,000 15,417,102
j,v
Ares LII CLO Ltd. ,
2019-52A, A2, 144A, FRN, 1.866%, (3-month USD LIBOR +
1.65%), 4/22/31 ..................................... United States 2,522,358 2,513,304
2019-52A, C, 144A, FRN, 2.896%, (3-month USD LIBOR +
2.68%), 4/22/31 ..................................... United States 1,000,000 994,259
j,v
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.368% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 6,300,000 6,016,020
j,v
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.703%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 6,710,000 6,561,654
2012-2A, CR2, 144A, FRN, 2.253%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 2,730,000 2,615,892
2014-2A, CR2, 144A, FRN, 2.418%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,702,152
2016-3A, CR, 144A, FRN, 2.48%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 289,641
2018-1A, D, 144A, FRN, 3.264%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 4,383,893
j,v
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,200,000 EUR 7,106,797
j,v
BlueMountain Fuji US CLO III Ltd. , 2017-3A , C , 144A, FRN , 1.937% ,
( 3-month USD LIBOR + 1.7% ), 1/15/30 ................... United States 1,250,000 1,176,621
j
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 7,204,496 7,451,356
w
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 8,552,159 9,049,034
j,v
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.718% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 3,500,000 3,423,135
j,v
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.337% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 9,730,950 9,454,712
j,v
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 1.937%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 281,640
2014-2RA, B, 144A, FRN, 2.105%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 547,651
2014-4RA, C, 144A, FRN, 3.137%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,586,333
j,v
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.437% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 12,000,000 11,630,311
j,v
Catamaran CLO Ltd. , 2014-2A , BR , 144A, FRN , 3.168% , ( 3-month
USD LIBOR + 2.95% ), 10/18/26 ......................... United States 11,770,000 11,638,351
j
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 4,234,866 4,290,343
j,k,w
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 7,616,826 7,909,159

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
j,k,w
CIM Trust, (continued)
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 9,801,167 $ 10,138,578
j,v
Cole Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.818% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 3,530,000 3,469,071
j,k,w
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.91%, 9/16/41 .................. United States 1,787,531 1,689,559
2018-29, PT, 144A, FRN, 28.565%, 12/15/43 ............... United States 1,304,596 1,090,489
2019-26, PT, 144A, FRN, 20.123%, 8/15/44 ................ United States 5,054,975 4,307,534
2019-31, PT, 144A, FRN, 19.138%, 9/15/44 ................ United States 4,612,870 3,952,531
2019-37, PT, 144A, FRN, 20.068%, 10/17/44 ............... United States 4,747,020 4,207,236
2019-42, PT, 144A, FRN, 19.334%, 11/15/44 ............... United States 5,128,246 4,426,734
2019-51, PT, 144A, FRN, 17.231%, 1/15/45 ................ United States 5,557,832 4,838,663
2019-52, PT, 144A, FRN, 17.6%, 1/15/45 .................. United States 5,522,395 4,845,489
2019-S1, PT, 144A, FRN, 15.295%, 4/15/44 ................ United States 3,576,536 3,004,915
2019-S2, PT, 144A, FRN, 15.2%, 5/16/44 .................. United States 2,684,525 2,240,213
2019-S3, PT, 144A, FRN, 14.692%, 6/15/44 ................ United States 3,500,697 2,952,643
2019-S4, PT, 144A, FRN, 12.487%, 8/15/44 ................ United States 4,033,809 3,419,550
2019-S5, PT, 144A, FRN, 13.461%, 9/15/44 ................ United States 3,859,218 3,449,892
2019-S6, PT, 144A, FRN, 11.881%, 10/17/44 ............... United States 3,835,533 3,301,012
2019-S7, PT, 144A, FRN, 11.349%, 12/15/44 ............... United States 3,355,259 2,917,990
2019-S8, PT, 144A, FRN, 10.753%, 1/15/45 ................ United States 4,111,285 3,565,808
2020-2, PT, 144A, FRN, 17.326%, 3/15/45 ................. United States 5,434,651 4,700,441
2020-7, PT, 144A, FRN, 17.023%, 4/17/45 ................. United States 3,440,361 2,991,188
w
CWABS Asset-Backed Certificates Trust , 2005-11 , AF4 , FRN , 5.21% ,
3/25/34 ........................................... United States 627,882 630,874
j,v
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.237% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 7,186,000 6,945,318
j,v
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A, FRN , 3.167% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 8,400,000 7,793,724
j,v
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.087% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 3,000,000 2,668,167
j,v
Eaton Vance CLO Ltd. , 2014-1RA , C , 144A, FRN , 2.337% , ( 3-month
USD LIBOR + 2.1% ), 7/15/30 ........................... United States 1,972,575 1,917,865
j,v
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.187% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 3,070,000 2,951,642
j,v
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 2.08% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 3,600,000 3,460,609
j,v
HPS Loan Management Ltd. , 13A-18 , C , 144A, FRN , 2.387% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 ................. United States 4,950,000 4,776,920
j,v
LCM XVI LP , 16A , BR2 , 144A, FRN , 1.987% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 13,525,832 13,354,763
j,v
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.837%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 4,590,000 4,450,717
17A, CRR, 144A, FRN, 2.337%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 4,240,000 4,071,039

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
j,v
LCM XVIII LP , 18A , DR , 144A, FRN , 3.018% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 6,860,000 $ 5,986,588
j,v
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 4,100,000 EUR 4,746,447
j,w
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 15,221,926 16,164,860
j,v
Neuberger Berman CLO XVIII Ltd. , 2014-18A , CR2 , 144A, FRN ,
3.209% , ( 3-month USD LIBOR + 3% ), 10/21/30 ............. United States 500,000 449,520
j,v
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.418% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 ............ United States 2,129,630 2,076,421
j,v
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.784% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 15,500,000 15,237,146
j,v
Octagon Investment Partners 28 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.665%, (3-month USD LIBOR +
1.45%), 10/24/30 .................................... United States 5,000,000 4,924,494
2016-1A, BR, 144A, FRN, 2.015%, (3-month USD LIBOR + 1.8%),
10/24/30 .......................................... United States 3,914,730 3,862,056
j,v
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.207% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 7,475,000 7,368,505
j,v
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.065% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 4,000,000 3,684,607
j,v
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.168% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 5,000,000 4,598,620
j,v
Octagon Investment Partners XVI Ltd. , 2013-1A , DR , 144A, FRN ,
3.218% , ( 3-month USD LIBOR + 3% ), 7/17/30 .............. United States 6,000,000 5,416,476
j,v
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.437% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 4,590,000 4,469,736
v
Opteum Mortgage Acceptance Corp. , 2005-4 , 1APT , FRN , 0.459% ,
( 1-month USD LIBOR + 0.31% ), 11/25/35 .................. United States 950,529 954,672
j,k,w
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 3,500,511 3,433,396
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 3,801,819 3,733,453
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,040,229 1,055,622
j,k,w
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 6,024,189 6,215,054
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 5,564,889 5,669,376
j,v
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.437% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 14,100,000 13,359,628
j,k
Upgrade Master Pass-Thru Trust ,
w
2019-PT1, A, 144A, FRN, 12.429%, 6/15/25 ................ United States 2,028,960 1,825,080
2019-PT2, A, 144A, 7.727%, 2/15/26 ..................... United States 2,950,813 2,893,648
j,v
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 1.615%, (3-month USD LIBOR +
1.4%), 4/25/31 ...................................... United States 2,200,000 2,127,889
2013-2A, BR, 144A, FRN, 2.065%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 5,770,000 5,507,004
2014-1A, CR2, 144A, FRN, 3.018%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 8,000,000 6,990,365
2015-2A, BR, 144A, FRN, 1.709%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 9,290,000 9,148,273
2016-1A, BR, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 590,000 563,414
410,324,974
a a a a a a

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Thrifts & Mortgage Finance 8.8%
v
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.399%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 9,290,229 $ 8,557,630
2014-DN1, M2, FRN, 2.349%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 870,135 871,204
2014-DN2, M3, FRN, 3.749%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 18,523,984 17,577,709
2014-DN3, M3, FRN, 4.149%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 720,337 728,636
2014-DN4, M3, FRN, 4.699%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 8,595,791 8,765,722
2014-HQ1, M3, FRN, 4.249%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 1,609,999 1,631,851
2014-HQ2, M2, FRN, 2.349%, (1-month USD LIBOR + 2.2%),
9/25/24 ........................................... United States 1,365,538 1,366,209
2014-HQ3, M3, FRN, 4.899%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 3,005,844 3,049,722
2015-DNA1, M3, FRN, 3.449%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 2,559,798 2,645,345
2015-DNA3, M3, FRN, 4.849%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 17,296,896 18,094,978
2015-HQ1, M3, FRN, 3.949%, (1-month USD LIBOR + 3.8%),
3/25/25 ........................................... United States 1,485,220 1,489,559
2015-HQA1, M3, FRN, 4.849%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,874,756 14,458,758
2016-DNA2, M3, FRN, 4.799%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,505,853 13,044,403
2017-DNA1, M2, FRN, 3.399%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 7,063,901 7,296,751
2017-DNA2, M2, FRN, 3.599%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 5,868,312 6,058,653
2017-DNA3, M2, FRN, 2.649%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 26,312,269 26,714,336
2017-HQA1, M2, FRN, 3.699%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 24,183,120 24,699,510
2017-HQA2, M2, FRN, 2.799%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 2,692,653 2,686,497
v
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.399%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 10,677,235 10,584,620
2014-C01, M2, FRN, 4.549%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 12,847,195 12,227,014
2014-C02, 1M2, FRN, 2.749%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 10,632,949 9,407,080
2014-C03, 1M2, FRN, 3.149%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 22,954,534 20,446,671
2014-C03, 2M2, FRN, 3.049%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 2,624,077 2,621,927
2015-C01, 1M2, FRN, 4.449%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 5,111,514 5,209,534
2015-C01, 2M2, FRN, 4.699%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 3,767,209 3,827,137
2015-C02, 1M2, FRN, 4.149%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 15,057,464 15,227,307
2015-C02, 2M2, FRN, 4.149%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 5,282,646 5,369,745

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
v
FNMA Connecticut Avenue Securities, (continued)
2015-C03, 1M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 17,910,787 $ 18,303,726
2015-C03, 2M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 6,565,385 6,737,591
2016-C02, 1M2, FRN, 6.149%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 5,396,756 5,696,580
2016-C04, 1M2, FRN, 4.399%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 6,560,179 6,806,195
2016-C05, 2M2, FRN, 4.599%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 3,651,837 3,789,380
2016-C06, 1M2, FRN, 4.399%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 1,663,422 1,726,829
2016-C07, 2M2, FRN, 4.499%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 2,551,991 2,665,099
2017-C01, 1M2, FRN, 3.699%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 16,152,108 16,665,994
2017-C03, 1M2, FRN, 3.149%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 22,828,778 23,092,363
2017-C04, 2M2, FRN, 2.999%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 6,141,829 6,163,853
2017-C05, 1M2, FRN, 2.349%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 15,464,270 15,336,681
351,642,799
a a a a a a
Total Asset-Backed Securities (Cost $833,992,434) ..............................
786,897,846
Commercial Mortgage-Backed Securities 0.1%
Diversified Financial Services 0.1%
w
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 2,421,618 2,180,061
v
MortgageIT Trust , 2004-1 , A2 , FRN , 1.049% , ( 1-month USD LIBOR
+ 0.9% ), 11/25/34 .................................... United States 1,297,363 1,332,470
3,512,531
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,590,200) .................
3,512,531
Mortgage-Backed Securities 7.7%
x
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.848%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 10,504 10,507
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 7/01/22 ................... United States 16,347 17,259
FHLMC Gold Pools, 20 Year, 5%, 5/01/27 - 5/01/30 ............ United States 240,340 266,658
FHLMC Gold Pools, 20 Year, 6.5%, 10/01/21 ................. United States 847 945
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 874 887
FHLMC Gold Pools, 30 Year, 4.5%, 10/01/40 ................. United States 99,716 112,201
FHLMC Gold Pools, 30 Year, 5%, 3/01/34 - 2/01/38 ............ United States 524,571 594,085
FHLMC Gold Pools, 30 Year, 5.5%, 6/01/33 - 6/01/36 .......... United States 615,471 708,582
FHLMC Gold Pools, 30 Year, 6%, 6/01/33 - 6/01/37 ............ United States 233,501 266,521
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/25 - 6/01/36 ......... United States 78,097 90,439
FHLMC Gold Pools, 30 Year, 7%, 4/01/28 - 8/01/32 ............ United States 13,305 14,129
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 1/01/31 .......... United States 3,920 4,704
FHLMC Gold Pools, 30 Year, 8%, 11/01/25 - 1/01/26 ........... United States 57 57
FHLMC Gold Pools, 30 Year, 9%, 12/01/24 .................. United States 41 45
2,076,512

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
x
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 3.2%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .... United States 91,556 $ 93,865
Federal National Mortgage Association (FNMA) Fixed Rate 6.6%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 176,409 183,672
FNMA, 15 Year, 5.5%, 3/01/21 - 4/01/22 .................... United States 5,658 5,690
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 53,973 58,295
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 302,731 335,149
FNMA, 30 Year, 3%, 9/01/48 - 9/01/50 ...................... United States 30,412,928 32,029,239
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 282,774 318,246
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 561,539 647,747
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 793,946 920,362
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 1,763,581 2,025,972
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 239,076 279,311
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 4,091 4,781
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 1,816 2,031
y
FNMA, Single-family, 15 Year, 1.5%, 11/25/35 ................ United States 15,823,000 16,150,586
y
FNMA, Single-family, 15 Year, 2%, 11/25/35 ................. United States 46,650,000 48,373,863
y
FNMA, Single-family, 30 Year, 2%, 11/25/50 ................. United States 52,496,000 54,126,246
y
FNMA, Single-family, 30 Year, 2.5%, 11/25/50 ................ United States 102,832,000 107,150,140
262,611,330
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 26 28
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 89,734 103,133
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 274,085 312,332
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 19,008 22,714
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 34,364 37,927
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 5,207 5,252
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 526 545
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 2,603 2,712
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 36 37
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 139 140
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 312 313
y
GNMA II, Single-family, 30 Year, 2%, 11/15/50 ................ United States 20,751,000 21,538,079
y
GNMA II, Single-family, 30 Year, 2.5%, 11/15/50 .............. United States 20,554,000 21,527,103
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 146,376 166,619
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 74,876 88,847
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 78,026 90,750
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 42,475 49,528
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 14,489 16,793
43,962,852
Total Mortgage-Backed Securities (Cost $307,301,265) ...........................
308,755,066
Municipal Bonds 1.6%
California 0.3%
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,310,000 2,423,675
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 2,160,000 2,306,124
San Diego County Regional Transportation Commission, Revenue,
2019 A, Refunding, 3.248%, 4/01/48 ..................... United States 2,360,000 2,422,658
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.25%, 8/01/29 ............ United States 5,675,000 6,091,942
13,244,399

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 4,880,000 $ 5,123,415
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,180,000 1,253,809
Massachusetts 0.1%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 2,905,000 3,034,127
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 3,535,000 3,310,068
New York 0.2%
z
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 3,265,000 3,283,741
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,145,000 3,266,649
6,550,390
Ohio 0.1%
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 1,975,000 2,136,061
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 3,930,000 4,231,667
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 5,500,000 5,714,225
Texas 0.3%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 310,000 396,940
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 5,895,000 6,271,042
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 2,315,000 2,499,042
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 1,965,000 2,109,742
11,276,766
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 2,750,000 2,928,062
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 3,930,000 4,031,866
6,959,928
Total Municipal Bonds (Cost $59,973,937) ......................................
62,834,855
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a
Millennium Corporate Claim Trust, Escrow Account ............ United States 8,736,450 —
a
Millennium Lender Claim Trust, Escrow Account .............. United States 8,736,450 —
a,c,f
Remington Outdoor Co., Inc., Litigation Units ................. United States 124,500 —
b
Sanchez Energy Corp., Escrow Account .................... United States 6,000,000 60,000

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares/Units
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b
Vistra Energy Corp., Escrow Account ...................... United States 30,000,000 $ 45,000
Total Escrows and Litigation Trusts (Cost $869,132) .............................
105,000
Total Long Term Investments (Cost $4,245,742,245) .............................
4,061,217,881
a
Short Term Investments 3.2%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.9%
aa
Joint Repurchase Agreement, 0.058%, 11/02/20 (Maturity Value
$75,752,118)
BNP Paribas Securities Corp. (Maturity Value $40,866,753)
Deutsche Bank Securities, Inc. (Maturity Value $18,538,815)
HSBC Securities (USA), Inc. (Maturity Value $16,346,550)
Collateralized by U.S. Government Agency Securities, 3.5% - 5%,
9/20/45 - 3/20/50; U.S. Treasury Bonds, 7.13% - 8.13%, 2/15/21 -
11/15/24; U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; U.S.
Treasury Note, 1.63%, 2/20/46; and U.S. Treasury Note, Index
Linked, 0.13%, 4/15/21 (valued at $77,272,881) ............. 75,751,755 75,751,755
Total Repurchase Agreements (Cost $75,751,755) ...............................
75,751,755
Country Shares
a
Money Market Funds 1.3%
g,bb
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 51,931,261 51,931,261
Total Money Market Funds (Cost $51,931,261) ..................................
51,931,261
cc
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a a a a a
Money Market Funds 0.0%
†
g,bb
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 27,000 27,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
aa
Joint Repurchase Agreement, BNP Paribas SA, 0.07%, 11/02/20
(Maturity Value $7,958)
Collateralized by U.S. Treasury Bonds, 6.875% - 8.125%, 5/15/21 -
8/15/25; U.S. Treasury Notes, 0.25% - 3%, 2/15/21 - 9/30/25, U.S.
Treasury Note, Index Linked, 1.125%, 1/15/21; and U.S. Treasury
Bill, Discount Note, 3/25/21 (valued at $8,117) .............. 7,958 7,958
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $34,958) ...............................................................
34,958
Total Short Term Investments (Cost $127,717,974 ) ...............................
127,717,974
a
Total Investments (Cost $4,373,460,219) 105.1% ................................
$4,188,935,855
Other Assets, less Liabilities (5.1)% ...........................................
(205,043,581)
Net Assets 100.0% ...........................................................
$3,983,892,274
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at October 31, 2020. See Note 1(e)
e
The security is owned by FT Holdings Corp. II, a wholly-owned subsidiary of the Fund. See Note 1(h).
f
See Note 9 regarding restricted securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
Income may be received in additional securities and/or cash.
i
Perpetual security with no stated maturity date.
j
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $1,881,035,668, representing 47.2% of net assets.
k
The coupon rate shown represents the rate at period end.
l
See Note 1(k) regarding senior floating rate interests.
m
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
n
A portion or all of the security purchased on a delayed delivery basis. See Note 1(k).
o
See Note 7 regarding defaulted securities.
p
See Note 10 regarding unfunded loan commitments.
q
See Note 1(i) regarding Marketplace Lending.
r
See Note 1(g) regarding loan participations and assignments.
s
A supranational organization is an entity formed by two or more central governments through international treaties.
t
Principal amount of security is adjusted for inflation. See Note 1(m).
u
The principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
v
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
w
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
x
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
y
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
z
Security purchased on a when-issued basis. See Note 1(d).
aa
See Note 1(c) regarding joint repurchase agreement.
bb
The rate shown is the annualized seven-day effective yield at period end.
cc
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
At October 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(f).
At October 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( f ).
At October 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 1 ( f ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 3 Year Bonds ........................ Long 1,173 $ 96,841,491 12/15/20 $ 386,755
Canada 10 Year Bonds ........................ Long 135 15,305,810 12/18/20 (88,397)
U.S. Treasury 10 Year Notes .................... Long 234 32,343,188 12/21/20 (194,102)
U.S. Treasury 5 Year Notes ..................... Long 1,002 125,852,766 12/31/20 (222,350)
U.S. Treasury Ultra Bonds ...................... Long 136 29,240,000 12/21/20 (1,074,453)
Total Futures Contracts ...................................................................... $(1,192,547)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 3,778,007 671,646 11/09/20 $ — $ (13,284)
Brazilian Real ...... JPHQ Sell 3,778,007 707,128 11/09/20 48,766 —
Japanese Yen ...... JPHQ Buy 1,080,000,000 10,224,174 11/12/20 91,589 —
Singapore Dollar .... JPHQ Sell 56,900,000 41,439,381 11/12/20 — (215,267)
South African Rand .. JPHQ Buy 65,000,000 3,631,894 11/16/20 355,934 —
Brazilian Real ...... JPHQ Sell 119,495,000 21,711,757 11/30/20 904,867 —
Indonesian Rupiah .. JPHQ Sell 190,000,000,000 12,367,376 11/30/20 — (468,644)
Australian Dollar .... JPHQ Sell 19,000,000 13,826,338 12/07/20 468,901 —
Canadian Dollar .... JPHQ Sell 28,000,000 21,292,776 12/14/20 270,689 —
Euro ............. JPHQ Buy 21,738,000 25,654,753 12/14/20 — (313,560)
Euro ............. JPHQ Sell 56,000,000 66,230,640 12/14/20 948,334 —
Japanese Yen ...... JPHQ Buy 4,000,000,000 37,708,101 12/14/20 516,494 —
Mexican Peso ...... JPHQ Buy 297,700,000 14,004,640 12/21/20 — (46,686)
Canadian Dollar .... JPHQ Sell 8,500,000 6,403,978 1/11/21 21,056 —
Turkish Lira ........ JPHQ Buy 62,000,000 7,769,423 1/11/21 — (627,348)
Mexican Peso ...... JPHQ Buy 181,500,000 8,444,276 1/19/21 37,690 —
Australian Dollar .... DBAB Sell 3,000,000 2,121,060 1/25/21 11,433 —
Australian Dollar .... JPHQ Sell 52,000,000 36,767,510 1/25/21 200,643 —
Brazilian Real ...... JPHQ Sell 3,778,007 669,919 2/08/21 13,679 —
Canadian Dollar .... JPHQ Sell 23,800,000 18,159,552 2/25/21 286,245 —
Japanese Yen ...... JPHQ Buy 4,850,000,000 46,061,395 2/25/21 337,498 —
Total Forward Exchange Contracts ................................................... $4,513,818 $(1,684,789)
Net unrealized appreciation (depreciation) ............................................ $2,829,029
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
At October 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See Note 1 ( f ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.35 ..... 5.00% Quarterly 12/20/25 $ 76,000,000 $ 3,067,541 $ 4,821,724 $ (1,754,183)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,067,541 $4,821,724 $(1,754,183)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 19,800,000 (3,270,389) (3,059,973) (210,416)
Italy Government Bond (1.00)% Quarterly BZWS 6/20/23 14,200,000 (176,321) 81,499 (257,820)
Contracts to Sell Protection
(c)(d)
Single Name
Italy Government Bond 1.00% Quarterly BZWS 6/20/23 14,200,000 88,694 (357,386) 446,080 NR
Traded Index
(e)
BNP Paribas Bespoke
Rodez2 Index,
Mezzanine Tranche
5-7% .......... 3.20% Quarterly BNDP 12/20/20 3,300,000 (65,407) — (65,407)
Non-
Investment
Grade
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 6,700,000 (168,050) — (168,050)
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 8,500,000 (685,937) — (685,937)
Non-
Investment
Grade
MCDX.NA.31 ...... 1.00% Quarterly CITI 12/20/23 23,060,000 (135,982) 146,325 (282,307)
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 9,000,000 (2,336,379) — (2,336,379)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 9,000,000 (2,348,153) — (2,348,153)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(9,097,924) $(3,189,535) $(5,908,389)
Total Credit Default Swap Contracts .................................... $(6,030,383) $ 1,632,189 $(7,662,572)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
At October 31, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 1(f).
At October 31, 2020, the Fund had the following inflation index swap contracts outstanding. See Note 1 ( f ).
At October 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 1(f).
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 3,834,600 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 3,300,000 EUR $ (31,625)
Total Cross Currency Swap Contracts ........................................................... $(31,625)
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1.956% Semi-Annual
Pay Fixed 3-month CAD
BA .............. Semi-Annual 7/17/29 55,000,000 CAD $ 3,299,734 $ — $ 3,299,734
Receive Floating 1.232% Semi-Annual
Pay Fixed 6-month AUD
BBR ............. Semi-Annual 9/06/29 55,000,000 AUD 1,943,336 — 1,943,336
Total Interest Rate Swap Contracts ............................... $5,243,070 $ — $5,243,070
*
In U.S. dollars unless otherwise indicated.
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 34,600,000 $ (313,768) $ — $ (313,768)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 46,900,000 (564,833) — (564,833)
Total Inflation Index Swap Contracts .................................. $(878,601) $— $(878,601)

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
See Abbreviations on page 69 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly GSCO 12/21/20 23,600,000 $ (297,253)
Total Return Swap Contracts .................................................................... $(297,253)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Strategic Series
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
44
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $4,091,838,717
Cost - Controlled affiliates (Note 3 f and 12 ) ...................................................... 152,217,419
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................................................... 53,644,370
Cost - Unaffiliated repurchase agreements ...................................................... 75,759,713
Value - Unaffiliated issuers (Includes securities loaned $ 30,000 ) ...................................... $3,950,396,273
Value - Controlled affiliates (Note 3 f and 12 ) ..................................................... 110,821,608
Value - Non-controlled affiliates (Note 3 f and 12 ) .................................................. 51,958,261
Value - Unaffiliated repurchase agreements ...................................................... 75,759,713
Cash .................................................................................... 20,388,227
Receivables:
Investment securities sold ................................................................... 39,670,551
Capital shares sold ........................................................................ 2,792,066
Dividends and interest ..................................................................... 36,093,876
Deposits with brokers for:
OTC derivative contracts .................................................................. 15,841,972
TBA transactions ........................................................................ 330,000
Futures contracts ........................................................................ 3,304,135
Centrally cleared swap contracts ............................................................ 7,696,627
OTC swap contracts (upfront payments $ 5,049,604 ) ................................................. 227,824
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,513,818
Unrealized appreciation on OTC swap contracts .................................................... 446,080
Unrealized appreciation on unfunded loan commitments .............................................. 122,307
FT Subsidiary deferred tax benefit (Note 1 h ) ....................................................... 402,876
Other assets .............................................................................. 1,552
Total assets .......................................................................... 4,320,767,766
Liabilities:
Payables:
Investment securities purchased .............................................................. 312,578,021
Capital shares redeemed ................................................................... 6,870,062
Management fees ......................................................................... 1,505,546
Distribution fees .......................................................................... 880,492
Transfer agent fees ........................................................................ 544,010
Distributions to shareholders ................................................................. 609,560
Variation margin on futures contracts ........................................................... 186,465
Variation margin on centrally cleared swap contracts ............................................... 1,144,770
OTC swap contracts (upfront receipts $ 3,417,379 ) .................................................. 3,417,359
Unrealized depreciation on OTC swap contracts .................................................... 6,683,347
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,684,789
Payable upon return of securities loaned ......................................................... 34,958
Deferred tax ............................................................................... 211,953
Accrued expenses and other liabilities ........................................................... 524,160
Total liabilities ......................................................................... 336,875,492
Net assets, at value ................................................................. $3,983,892,274
Net assets consist of:
Paid-in capital ............................................................................. $4,792,879,456
Total distributable earnings (losses) ............................................................. (808,987,182)
Net assets, at value ................................................................. $3,983,892,274

Franklin Strategic Series
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
October 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
45
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,837,732,207
Shares outstanding ........................................................................ 307,909,999
Net asset value per share
a
.................................................................. $9.22
Maximum offering price per share (net asset value per share ÷ 96 .25% ) ................................ $9.58
Class C:
Net assets, at value ....................................................................... $448,599,926
Shares outstanding ........................................................................ 48,665,691
Net asset value and maximum offering price per share
a
............................................. $9.22
Class R:
Net assets, at value ....................................................................... $62,763,573
Shares outstanding ........................................................................ 6,838,939
Net asset value and maximum offering price per share ............................................. $9.18
Class R6:
Net assets, at value ....................................................................... $126,053,559
Shares outstanding ........................................................................ 13,657,823
Net asset value and maximum offering price per share ............................................. $9.23
Advisor Class:
Net assets, at value ....................................................................... $508,743,009
Shares outstanding ........................................................................ 55,133,697
Net asset value and maximum offering price per share ............................................. $9.23
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Consolidated Statement of Operations
for the six months ended October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
46
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $3,710,350
Controlled affiliates (Note 3 f and 12 ) ........................................................... 661,683
Interest: (net of foreign taxes $125,635)
Unaffiliated issuers ........................................................................ 117,575,409
Total investment income ................................................................... 121,947,442
Expenses:
Management fees (Note 3 a ) ................................................................... 9,312,201
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,567,437
    Class C ................................................................................ 1,618,366
    Class R ................................................................................ 160,985
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,815,646
    Class C ................................................................................ 317,466
    Class R ................................................................................ 41,110
    Class R6 ............................................................................... 30,628
    Advisor Class ............................................................................ 337,963
Custodian fees (Note 4 ) ...................................................................... 69,440
Reports to shareholders ...................................................................... 238,229
Registration and filing fees .................................................................... 84,728
Professional fees ........................................................................... 72,779
Marketplace lending fees (Note 1i) .............................................................. 215,319
Other .................................................................................... 138,682
Total expenses ......................................................................... 18,020,979
Expense reductions (Note 4 ) ............................................................... (116,588)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (343,251)
Net expenses ......................................................................... 17,561,140
Net investment income ................................................................ 104,386,302
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (33,586,141)
Foreign currency transactions ................................................................ (3,927,507)
Forward exchange contracts ................................................................. (19,884,494)
Futures contracts ......................................................................... 4,608,297
TBA sale commitments ..................................................................... 574,777
Swap contracts ........................................................................... (25,195,175)
Net realized gain (loss) .................................................................. (77,410,243)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 244,425,250
Controlled affiliates (Note 3 f ) ............................................................... 2,743,864
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... (661,219)
Translation of other assets and liabilities denominated in foreign currencies .............................. (935,907)
Forward exchange contracts ................................................................. 6,255,398
Futures contracts ......................................................................... (4,409,398)
Swap contracts ........................................................................... 47,791,427
Change in deferred taxes on unrealized appreciation ............................................... (95,981)
Net change in unrealized appreciation (depreciation) ............................................ 295,113,434
Net realized and unrealized gain (loss) ............................................................ 217,703,191
Net increase (decrease) in net assets resulting from operations .......................................... $322,089,493

Franklin Strategic Series
Consolidated Financial Statements
Consolidated Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
47
Franklin Strategic Income Fund
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $104,386,302 $182,627,278
Net realized gain (loss) ................................................. (77,410,243) (42,550,243)
Net change in unrealized appreciation (depreciation) ........................... 295,113,434 (382,746,373)
Net increase (decrease) in net assets resulting from operations ................ 322,089,493 (242,669,338)
Distributions to shareholders:
Class A ............................................................. (53,891,254) (133,707,047)
Class C ............................................................. (8,181,509) (25,071,873)
Class R ............................................................. (1,140,995) (3,171,248)
Class R6 ............................................................ (2,634,805) (9,963,217)
Advisor Class ........................................................ (10,585,354) (26,896,542)
Total distributions to shareholders .......................................... (76,433,917) (198,809,927)
Capital share transactions: (Note 2 )
Class A ............................................................. (17,489,095) (141,906,067)
Class C ............................................................. (102,792,212) (138,604,206)
Class R ............................................................. (3,205,513) (16,035,134)
Class R6 ............................................................ (15,127,948) (159,106,633)
Advisor Class ........................................................ (41,626,726) (33,579,296)
Total capital share transactions ............................................ (180,241,494) (489,231,336)
Net increase (decrease) in net assets ................................... 65,414,082 (930,710,601)
Net assets:
Beginning of period ..................................................... 3,918,478,192 4,849,188,793
End of period .......................................................... $3,983,892,274 $3,918,478,192

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)
Franklin Strategic Income Fund
48
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of ten separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Strategic
Income Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m. Eastern time. At October
31, 2020,certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy.
See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Consolidated Statement of
Investments, had been entered into on October 30, 2020.
d. Securities Purchased on Delayed Delivery and TBA
Basis
The Fund purchases securities on a when-issued or delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these
securities and collateral has been pledged and/or received
for open TBA trades.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Consolidated Statement of Assets and Liabilities.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Consolidated Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
f. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

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(continued)
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Over the term of the contract,
the buyer pays the seller a periodic stream of payments,
provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or
depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected
in the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the credit default swap agreement and prevailing market
conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Consolidated
Statement of Operations.
The Fund entered into OTC cross currency swap contracts
primarily to manage and/or gain exposure to interest rate
risk and certain foreign currencies. A cross currency swap
is an agreement between the Fund and a counterparty to
exchange cash flows (determined using either a fixed or
floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined
based on the spot exchange rates at the opening of the
contract. Cross currency swaps may require the exchange
of notional amounts at the opening and/or closing of the
contract. Over the term of the contract, contractually required
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Franklin Strategic Series
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(continued)
payments to be paid and to be received are accrued daily
and recorded as unrealized depreciation and appreciation
until the payments are made, at which time they are
realized. Upfront payments and receipts are reflected in
the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the cross currency swap contract and prevailing market
conditions (interest rate spreads and other relevant factors).
These upfront payments and receipts are amortized over
the term of the contract as a realized gain or loss in the
Consolidated Statement of Operations.
The Fund entered into inflation index swap contracts
primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund
and a counterparty to exchange cash flows whereby one
party makes payments based on the percentage change in
an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded
fixed rate, applied to a notional amount. These agreements
may be privately negotiated in the over-the-counter market
(OTC inflation index swap) or may be executed on a
registered exchange (centrally cleared inflation index swap).
For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable. Over the term of the contract, contractually
required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
depreciation and appreciation until the payments are made,
at which time they are realized.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to the interest
rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as a
realized gain or loss.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

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(continued)
g. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
h. FT Holdings Corporation II (FT Subsidiary)
The Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware
Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2020,
FT Subsidiary’s investment, Turtle Bay Resort, as well as
any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and
Consolidated Statement of Assets and Liabilities.
At October 31, 2020, FT Subsidiary, which is a tax paying
entity, recognized an unrealized loss on its Turtle Bay
investment. An estimated deferred tax asset based on
such unrealized loss is reflected as FT Subsidiary deferred
tax benefit in the Consolidated Statement of Assets and
Liabilities. The estimated benefit was calculated using
a federal rate of 21%. When the Turtle Bay investment
liquidates, FT Subsidiary will recognize a capital loss
which can be carried-back to offset prior year capital gains, resulting in a tax refund which will relieve the deferred tax asset.
The financial statements have been consolidated and
include the accounts of the Fund and FT Subsidiary.
All intercompany transactions and balances have been
eliminated. At October 31, 2020, the net assets of FT
Subsidiary were $18,474,750, representing less than 1% of
the Fund’s consolidated net assets. The Fund’s investment
in FT Subsidiary is limited to 25% of consolidated assets.
i. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
j. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

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(continued)
the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
k. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale. On
July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. There remains uncertainty regarding the future
utilization of LIBOR and the nature of any replacement rate.
As such, the potential effect of a transition away from LIBOR on the Fund or the Fund's investments that use or may use a
floating rate based on LIBOR cannot yet be determined.
l. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on
its technical merits. As of October 31, 2020, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
m. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
j. Mortgage Dollar Rolls
(continued)

Franklin Strategic Series
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(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
n. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
o. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
October 31, 2020
Year Ended
April 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 23,510,485 $216,617,390 51,808,122 $493,501,422
Shares issued in reinvestment of distributions .......... 5,547,015 50,959,567 13,278,919 125,575,767
Shares redeemed ............................... (31,059,888) (285,066,052) (80,974,998) (760,983,256)
Net increase (decrease) .......................... (2,002,388) $(17,489,095) (15,887,957) $(141,906,067)
Class C Shares:
Shares sold ................................... 2,311,887 $21,342,609 7,181,894 $68,377,407
Shares issued in reinvestment of distributions .......... 845,987 7,767,359 2,436,459 23,072,271
Shares redeemed
a
.............................. (14,338,133) (131,902,180) (24,298,180) (230,053,884)
Net increase (decrease) .......................... (11,180,259) $(102,792,212) (14,679,827) $(138,604,206)
Class R Shares:
Shares sold ................................... 788,602 $7,201,344 1,421,183 $13,393,410
Shares issued in reinvestment of distributions .......... 123,452 1,128,991 332,487 3,136,111
Shares redeemed ............................... (1,262,310) (11,535,848) (3,490,157) (32,564,655)
Net increase (decrease) .......................... (350,256) $(3,205,513) (1,736,487) $(16,035,134)
1. Organization and Significant Accounting Policies
(continued)
m. Security Transactions, Investment Income,
Expenses and Distributions
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2020, the annualized gross effective investment management fee rate was 0.457% of the
Fund’s average daily net assets.
Six Months Ended
October 31, 2020
Year Ended
April 30, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 1,670,937 $15,367,313 5,527,397 $52,655,227
Shares issued in reinvestment of distributions .......... 248,391 2,284,739 958,906 9,140,302
Shares redeemed ............................... (3,646,150) (32,780,000) (23,024,591) (220,902,162)
Net increase (decrease) .......................... (1,726,822) $(15,127,948) (16,538,288) $(159,106,633)
Advisor Class Shares:
Shares sold ................................... 6,566,998 $59,993,059 16,576,637 $155,346,108
Shares issued in reinvestment of distributions .......... 1,090,749 10,028,606 2,676,518 25,356,333
Shares redeemed ............................... (12,152,454) (111,648,391) (22,833,202) (214,281,737)
Net increase (decrease) .......................... (4,494,707) $(41,626,726) (3,580,047) $(33,579,296)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

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(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2020, the Fund paid transfer agent fees of $2,542,813, of which $1,237,154 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2020, the
Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $44,525
CDSC retained .............................................................................. $46,110
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2021.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2020, these purchase and sale transactions aggregated $0,and $40,633,306, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2020, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2020, the capital loss carryforwards were as follows:
A
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
A a a a a a a a a
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $108,077,744 $— $— $— $2,743,864 $110,821,608 15,243,687 $661,683
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $51,021,802 $35,429,868 $(34,520,409) $— $— $51,931,261 51,931,261 $—
Total Non-Controlled Affiliates $159,099,546 $35,429,868 $(34,520,409) $ — $ 2,743,864 $162,752,869 $ 661,683
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $48,000 $(21,000) $ — $ — $27,000 27,000 $—
Total Affiliated Securities .... $159,099,546 $35,477,868 $(34,541,409) $— $2,743,864 $162,779,869 $661,683
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $52,700,821
Long term ................................................................................ 513,263,033
Total capital loss carryforwards ............................................................... $565,963,854
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

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Franklin Strategic Income Fund
(continued)
At October 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, bond discounts and premiums and swaps.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2020, aggregated
$6,488,043,743 and $6,715,175,583, respectively.
At October 31, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received
$34,958 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At October 31, 2020, the Fund had 42.0% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2020, the aggregate value of these securities was $1,648,027, representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Statement of
Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Cost of investments .......................................................................... $4,402,203,775
Unrealized appreciation ........................................................................ $19,578,377
Unrealized depreciation ........................................................................ (213,382,705)
Net unrealized appreciation (depreciation) .......................................................... $(193,804,327)
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
At October 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the
Consolidated Statement of Investments.
At October 31, 2020, unfunded commitments were as follows:
11. Other Derivative Information
At October 31, 2020, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities
as follows:
Principal
Amount /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
331,326
a
Appvion Operations, Inc. ...................... 4/12/19 $ 4,481,262 $ 4,917,645
125,940,079
b
K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 977,123 —
12,532,821
b
K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
124,500 Remington Outdoor Co., Inc., Litigation Units ....... 4/12/19 — —
Total Restricted Securities (Value is 0.12% of Net Assets) ............. $5,467,692 $4,917,645
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,738,889 as of October 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $15,007 as of October 31, 2020.
Borrower Unfunded Commitment
Franklin Strategic Income Fund
Fieldwood Energy LLC $3,480,774
UTEX Industries, Inc 95,909
$3,576,683
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 386,755
a
Variation margin on futures
contracts
$ 1,579,302
a
Variation margin on centrally
cleared swap contracts
5,243,070
b
Variation margin on centrally
cleared swap contracts
—
b
9. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
For the period ended October 31, 2020, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund (continued)
Unrealized appreciation on OTC
swap contracts
$ — Unrealized depreciation on OTC
swap contracts
$ 31,625
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
4,513,818 Unrealized depreciation on OTC
forward exchange contracts
1,684,789
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
1,754,183
b
OTC swap contracts (upfront
payments)
227,824 OTC swap contracts (upfront
receipts)
3,417,359
Unrealized appreciation on OTC
swap contracts
446,080 Unrealized depreciation on OTC
swap contracts
6,651,722
Inflation contracts ..........
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
878,601
b
Value recovery instruments ...
Investments in securities, at value 8,685,606
c
Investments in securities, at value —
Total .................... $19,503,153 $15,997,581
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
C
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
For the period ended October 31, 2020, the average month end notional amount of futures contracts and swap contracts, the average month end contract value for forward exchange contracts and average month end fair value of VRI were as follows:
At October 31, 2020, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Strategic Income Fund
Interest rate contracts .......
Futures contracts $4,608,297 Futures contracts $(4,409,398)
Swap contracts (6,139,210) Swap contracts 71,601
Foreign exchange contracts ..
Forward exchange contracts (19,884,494) Forward exchange contracts 6,255,398
Credit contracts ............
Swaps contracts (19,055,965) Swap contracts 34,844,430
Inflation contracts ..........
Swap contracts — Swap contracts 12,875,396
Value recovery instruments Investments — Investments $1,252,876
a
Total .................... $(40,471,372) $50,890,303
a
Purchased option contracts and VRI are included in net reailzed gain (loss) from investments and net change in unreailized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
Franklin
Strategic
Income Fund
Futures contracts ......................... $582,282,228
Swap Contracts .......................... 504,915,455
Forward exchange contracts ................. 841,382,986
VRI .................................... 8,790,415
Gross Amounts of
Assets and Liabilities Presented
in the Consolidated Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Franklin Strategic Income Fund
Forward exchange contracts ............................. $ 4,513,818 $ 1,684,789
Swap contracts ....................................... 673,904 10,100,706
Total ............................................. $5,187,722 $11,785,495
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and
Liabilities.
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
At October 31, 2020, OTC derivative assets, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
At October 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $— $— $— $— $—
BNY — — — — —
BZWS ................... 527,579 (527,579) — — —
CITI ..................... 146,325 (146,325) — — —
DBAB ................... 11,433 — — — 11,433
GSCO ................... — — — — —
JPHQ ................... 4,502,385 (4,502,386) — — —
MSCO ................... — — — — —
Total ................... $5,187,722 $(5,176,290) $ — $— $11,433
$ 1
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $65,407 $— $— $(65,407) $—
BNY — — — — —
BZWS ................... 615,207 (527,579) — (87,627) —
CITI ..................... 1,167,918 (146,325) — (1,021,594) —
DBAB ................... — — — — —
GSCO ................... 297,253 — — (230,000) 67,253
JPHQ ................... 4,955,178 (4,502,386) — (452,793) —
MSCO ................... 4,684,532 — — (4,684,532) —
Total ................... $11,785,495 $(5,176,290) $— $(6,541,953) $67,253
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
See Note 1(f) regarding derivative financial instruments.
See Abbreviations on page 69 .
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2020, investments in “affiliated companies” were as follows:
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended October 31, 2020, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Remington Outdoor Co., Inc. . $ 661,219 $ — $ — $ — $ (661,219) $ — 1,322,439 $ —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 124,500 —
Total Affiliated Securities
(Value is —% of Net Assets) $661,219 $— $— — (661,219) $— $—
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

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Franklin Strategic Income Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ —
a
$ —
Energy Equipment & Services ............. 316,729 — — 316,729
Entertainment ......................... 33,335 — — 33,335
Hotels, Restaurants & Leisure ............. — — 122,759 122,759
Machinery ............................ — — 1,985,626 1,985,626
Media ............................... 1,201,285 — 14,838 1,216,123
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 29,157 — — 29,157
Paper & Forest Products ................. 302,681 — 4,917,645 5,220,326
Road & Rail .......................... — — —
a
—
Specialty Retail ........................ 233,596 — — 233,596
Management Investment Companies ......... 110,821,608 — — 110,821,608
Warrants :
Diversified Financial Services ............. — — —
a
—
Media ............................... 9 — — 9
Oil, Gas & Consumable Fuels ............. — — 144 144
Paper & Forest Products ................. — 2,109 — 2,109
Software & Services .................... — — 750,000 750,000
Convertible Bonds ....................... — 80,293 — 80,293
Corporate Bonds :
Aerospace & Defense ................... — 5,218,775 — 5,218,775
Air Freight & Logistics ................... — 9,155,932 — 9,155,932
Airlines .............................. — 10,563,571 — 10,563,571
Auto Components ...................... — 29,439,564 — 29,439,564
Banks ............................... — 84,908,354 — 84,908,354
Beverages ........................... — 18,533,383 — 18,533,383
Biotechnology ......................... — 21,967,741 — 21,967,741
Building Products ...................... — 26,122,435 — 26,122,435
Capital Markets ........................ — 39,487,379 — 39,487,379
Chemicals ........................... — 110,746,635 — 110,746,635
Commercial Services & Supplies ........... — 14,182,907 — 14,182,907
Communications Equipment .............. — 12,560,020 — 12,560,020
Construction & Engineering ............... — 846,000 — 846,000
Construction Materials .................. — 13,364,000 — 13,364,000
Consumer Finance ..................... — 22,556,523 — 22,556,523
Containers & Packaging ................. — 67,299,310 — 67,299,310
Distributors ........................... — 4,837,500 — 4,837,500
Diversified Financial Services ............. — 15,018,919 — 15,018,919
Diversified Telecommunication Services ..... — 55,305,799 — 55,305,799
Electric Utilities ........................ — 90,281,576 — 90,281,576
Electronic Equipment, Instruments &
Components ........................ — 33,856,185 — 33,856,185
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Energy Equipment & Services ............. $ — $ 9,935,758 $ — $ 9,935,758
Entertainment ......................... — 33,885,134 — 33,885,134
Equity Real Estate Investment Trusts (REITs) . — 41,549,768 — 41,549,768
Food & Staples Retailing ................. — 9,442,951 — 9,442,951
Food Products ........................ — 44,060,650 — 44,060,650
Gas Utilities .......................... — 2,988,646 — 2,988,646
Health Care Providers & Services .......... — 46,645,512 — 46,645,512
Hotels, Restaurants & Leisure ............. — 66,837,152 — 66,837,152
Household Durables .................... — 33,854,489 — 33,854,489
Household Products .................... — 13,290,437 — 13,290,437
Independent Power and Renewable Electricity
Producers .......................... — 63,163,190 — 63,163,190
Insurance ............................ — 40,421,011 — 40,421,011
Interactive Media & Services .............. — 17,310,722 — 17,310,722
Internet & Direct Marketing Retail .......... — 13,160,456 — 13,160,456
IT Services ........................... — 35,492,534 — 35,492,534
Machinery ............................ — 21,920,212 — 21,920,212
Marine .............................. — 12,612,180 — 12,612,180
Media ............................... — 113,927,067 — 113,927,067
Metals & Mining ....................... — 34,550,542 — 34,550,542
Multiline Retail ........................ — 1,989,308 15,007
a
2,004,315
Multi-Utilities .......................... — 9,579,330 — 9,579,330
Oil, Gas & Consumable Fuels ............. — 179,052,255 — 179,052,255
Paper & Forest Products ................. — 3,814,145 — 3,814,145
Pharmaceuticals ....................... — 41,300,346 — 41,300,346
Real Estate Management & Development .... — 26,677,263 — 26,677,263
Road & Rail .......................... — 46,085,455 4,101,072 50,186,527
Semiconductors & Semiconductor Equipment . — 13,141,875 — 13,141,875
Software ............................. — 11,912,325 — 11,912,325
Specialty Retail ........................ — 15,324,893 — 15,324,893
Textiles, Apparel & Luxury Goods .......... — 10,827,800 — 10,827,800
Thrifts & Mortgage Finance ............... — 43,030,318 — 43,030,318
Tobacco ............................. — 21,592,031 — 21,592,031
Trading Companies & Distributors .......... — 28,351,780 — 28,351,780
Wireless Telecommunication Services ....... — 49,067,961 — 49,067,961
Senior Floating Rate Interests ............... — 100,093,915 61,531,323 161,625,238
Marketplace Loans ...................... — — 7,643,077 7,643,077
Loan Participations and Assignments ......... — 18,699,014 — 18,699,014
Foreign Government and Agency Securities .... — 569,812,903 — 569,812,903
U.S. Government and Agency Securities ....... — 173,356,454 — 173,356,454
Asset-Backed Securities .................. — 786,897,846 — 786,897,846
Commercial Mortgage-Backed Securities ...... — 3,512,531 — 3,512,531
Mortgage-Backed Securities ................ — 308,755,066 — 308,755,066
Municipal Bonds ......................... — 62,834,855 — 62,834,855
Escrows and Litigation Trusts ............... — 60,000 45,000
a
105,000
Short Term Investments ................... 51,958,261 75,759,713 — 127,717,974
Total Investments in Securities ........... $164,896,661 $3,942,912,703 $81,126,491 $4,188,935,855
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,513,818 $ — $ 4,513,818
Futures contracts ........................ 386,755 — — 386,755
Swap contracts ......................... — 5,689,150 — 5,689,150
Unfunded Loan Commitments .............. — 122,307 — 122,307
Total Other Financial Instruments ......... $386,755 $10,325,275 $— $10,712,030
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 1,684,789 — 1,684,789
Futures contracts ........................ 1,579,302 — — 1,579,302
Swap contracts .......................... — 9,316,131 — 9,316,131
Total Other Financial Instruments ......... $1,579,302 $11,000,920 $— $12,580,222
a
Includes securities determined to have no value at October 31, 2020.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ — $ — $ — $ 661,220 $ — $ — $ — $ (661,220) $ — $ (661,220)
Hotels, Restaurants &
Leisure ......... 122,759 — — — — — — — 122,759 —
Machinery ......... 1,985,626 — — — — — — — 1,985,626 —
Media ........... 11,582 — — — — — — 3,256 14,838 3,256
Multiline Retail ...... — — — — — — — — — —
Paper & Forest Products 6,144,820 — — — — — — (1,227,175) 4,917,645 (1,227,175)
Road & Rail ....... — — — — — — — — — —
Warrants :
Diversified Financial
Services ........ — — — — — — — — — —
Oil, Gas & Consumable
Fuels .......... 119,805 — — — — — — (119,661) 144 (119,661)
Software & Services .. 750,000 — — — — — — — 750,000 —
Corporate Bonds :
Diversified Financial
Services ........ 121,350 — — — — (1,498,232) — 1,376,882 — —
Multiline Retail ...... 24,852 1,667 — — — (1,036,687) — 1,025,175 15,007 1,025,175
Road & Rail ....... 3,404,098 — — — — 264,424 — 432,550 4,101,072 432,550
Senior Floating Rate
Interests :
Household Products .. 41,728,693 — — — — 8,607 — (3,246,257) 38,491,043 (3,246,257)
Road & Rail ....... — — — 2,855,822 — 4,185 — 269,145 3,129,152 269,145
Software .......... 19,604,573 — — — — 83,997 — 222,558 19,911,128 222,558
Marketplace Loans :
Diversified Financial
Services ........ 6,389,054 2,879,455 1,160,476 3,764,246 — (389,937) (10,685) (6,149,532) 7,643,077 (6,129,743)
Commercial Mortgage-
Backed Securities :
Thrifts & Mortgage
Finance ........ 8,697,031 — — — (10,835,111) — — 2,138,080 — —
Asset-Backed Securities :
Diversified Financial
Services ........ 5,585,223 — — — (5,116,944) (258,337) — (209,942) — —
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income Fund (continued)
Assets:
Investments in Securities:
Escrows and Litigation
Trusts ........... $ —
c
$ — $ — $ 60,000 $ — $ — $ — $ (15,000) $ 45,000 $ (15,000)
Total Investments in Securities . $94,689,466 $2,881,122 $1,160,476 $7,341,288 $(15,952,055) $(2,821,980) $(10,685) $(6,161,141) $81,126,491 $(9,446,372)
a
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
....
$4,917,645 Discounted cash flow Weighted average
cost of capital
20.5% Decrease
b
Unlevered free cash
flows
$141.4 mil Increase
Discount for lack of
marketability
20.0% Decrease
b
Long term growth 0.0% Increase
Corporate Bonds:
Road & Rail
.............
4,101,072 Discounted cash flow Discount rate 15.8% Decrease
b
Free cash flow $4.5 mil Increase
b
Senior Floating Rate Interests:
Household
...............
38,491,043 Recovery value Asset value estimate $220.0 mil Increase
b
Software 19,911,128  Discounted cash flow Discount rate 18.2% Decrease
......................
Free cash flow $22.6 mil Increase
b
All other Investments
..........
13,705,603
c,d
Total
.......................
$81,126,491
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
d
Includes securities determined to have no value at October 31, 2020.
Counterparty
DBAB
Deutsche Bank AG
JPHQ
JP Morgan Chase Bank, N.A.
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BA
Banker's Acceptance
BBR
Bank of England Base Rate
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Voting Rights
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
IDR
Indonesian Rupiah
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program –
Funds no HLIM
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s

Franklin Strategic Series
Shareholder Information

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Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

194 S 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\MATTHEW T. HINKLE________________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE________________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date December 28, 2020

By S\GASTON GARDEY__________________________
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date December 28, 2020